File Nos. 333-178461/811-4716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

(Check appropriate box or boxes.)

SYMETRA RESOURCE VARIABLE ACCOUNT B

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Deferred Flexible Premium Variable Annuity Contracts

Symetra True Variable Annuity®

Individual Flexible Premium Deferred Variable Annuity Contract

Issued By:

SYMETRA LIFE INSURANCE COMPANY

and

SYMETRA RESOURCE VARIABLE ACCOUNT B

Prospectus Dated: May 1, 2013

This prospectus describes the Symetra True Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the Contract may not lawfully be sold.

Under the Contract, you allocate Contract Value to Symetra Resource Variable Account B (the “Separate Account”), which consists of Sub-accounts, each of which invests exclusively in a particular Portfolio. This variable annuity allows you to allocate Purchase Payments to the following Portfolio companies:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Janus Aspen Series
AllianceBernstein Variable Products Series Fund, Inc.	JPMorgan Insurance Trust
ALPS Variable Investment Trust	Merger Fund VL
American Century Variable Portfolios, Inc.	MFS® Variable Insurance Trust
American Funds Insurance Series	MFS® Variable Insurance Trust II
BlackRock Variable Series Funds, Inc.	PIMCO Variable Insurance Trust
Calvert Variable Products, Inc.	Pioneer Variable Contracts Trust
Columbia Funds Variable Insurance Trust	Royce Capital Fund
Delaware VIP Trust	Sentinel Variable Products Trust
Dimensional Fund Advisors	Symetra Mutual Funds Trust
Dreyfus Variable Investment Fund	T. Rowe Price Variable Insurance Portfolios
DWS Variable Series II	Van Eck VIP Trust
Fidelity® Variable Insurance Products	Vanguard® Variable Insurance Fund Portfolios
Franklin Templeton Variable Insurance Products Trust	Virtus Variable Insurance Trust

The Portfolio prospectuses should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge. For a complete listing of the Portfolios available through the Sub-accounts under the Contract, please see Appendix B of this prospectus.

To learn more about the Symetra True Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2013 which has been filed with the Securities and Exchange Commission (“SEC”). The SAI is incorporated by reference and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus (if you have received it in an electronic format) or a prospectus for any of the underlying Portfolios, by calling us at 1-800-457-9015 or writing us at: PO Box 758545, Topeka, Kansas 66675. The table of contents for the SAI appears at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other government agency. Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the Contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the Contract Date and the Annuity Date.
Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.
Administrative Office	The Symetra Life address to which all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments should be mailed.
Annuitant	The natural person on whose life annuity payments for this Contract are based.
Annuity Date	The date annuity payments begin under an annuity option. Any reference to Annuity Date includes the Income Payment Start Date.
Beneficiary	The person or entity designated to receive any Contract benefits upon the Owner’s death.
Business Day	Any day the New York Stock Exchange (“NYSE”) is open for trading. A Business Day generally ends at 4:00 PM Eastern Standard Time or the closing of trading on the NYSE, if earlier.
Contract	The Symetra True Variable Annuity Contract, which provides variable investment options offered by Symetra Life.
Contract Date	The first Business Day the Contract is in force and the date from which we measure Contract Years.
Contract Maintenance Office	The Symetra Life address to which all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries should be mailed.
Contract Month	A month measured from the Contract Date or a monthly anniversary of the Contract Date.
Contract Value	The sum of the value of the Sub-accounts attributable to your Contract that have not been applied to provide annuity payments.
Contract Year	A 12-month period starting on the Contract Date or on an anniversary of that date.
General Account	All assets of Symetra Life other than those allocated to the Separate Account or any other Symetra Life separate account.
Good Order	An instruction that Symetra Life receives that is accompanied by all necessary information and supporting legal documentation necessary to effect the transaction.
Income Phase	The period beginning on the Annuity Date during which the Payee receives payments.

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Internal Revenue Code (the “Code”)	The Internal Revenue Code of 1986, as amended or revised.
Owner	The person or legal entity entitled to exercise all rights and privileges under the Contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Contract. Any reference to Owner in this prospectus includes any joint Owner.
Payee	The person or persons designated by you to receive annuity payments. You are the Payee unless you designate another person as the Payee.
Portfolio	A series of a registered open-end management investment company in which the corresponding Sub-account invests.
Purchase Payment	An amount paid to Symetra Life for allocation under the Contract, less any premium tax due at the time the payment is made.
Separate Account	Symetra Resource Variable Account B, a segregated asset account established under Washington law.
Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio.
Valuation Period	The period that starts at the close of regular trading on the NYSE on any Business Day and ends at the close of regular trading on the next succeeding Business Day.
WTB Additional Benefit	The WTB Benefit Base minus your Contract Value.
WTB Benefit Base	The Contract Value plus 50% of the WTB Gain.
WTB Earnings	The amount by which your Contract Value exceeds your Purchase Payments adjusted for withdrawals.
WTB Gain	The amount by which your covered Contract Value exceeds the WTB Threshold.
WTB Threshold	The sum of all Purchase Payments reduced for withdrawals that exceed the WTB Earnings.
WTB Threshold Cap	The maximum WTB Threshold used for calculating the WTB Gain. The WTB Threshold Cap is equal to one million dollars.

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SUMMARY

This summary provides a brief overview of the Symetra True Variable Annuity. More information is provided in the prospectus, SAI and your Contract.

What is the purpose of the Contract? The Symetra True Variable Annuity Contract is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

What kinds of Contracts are described in the prospectus? The Contracts are available as non-qualified contracts that provide you certain tax deferral features under the Code.

The Contracts are also available as one of the following types of qualified contracts:

•	Individual Retirement Annuity (“IRA”);
•	Roth IRA;
•	Simple IRA; or
•	SEP IRA.

Qualified contracts do not provide additional tax deferral benefit.

How do I invest money in the Contract? We accept initial Purchase Payments in the amount of $25,000 or more. Subsequent Purchase Payments may be made at any time in the amount of $1,000 or more, or if made by electronic funds transfer, in the amount of $250 or more. We will not accept without our prior approval aggregate Purchase Payments in excess of $2 million dollars. All Purchase Payments should be sent to our Administrative Office.

What annuity options are available? You can select one of five basic annuity options under the Contract. The options available are:

•	Life Annuity;
•	Life Annuity with Guaranteed Period;
•	Joint and Survivor Life Annuity;
•	Joint and Survivor Life Annuity with Guaranteed Period; or
•	Period Certain Annuity.

All annuity payments will be made on a fixed basis.

What are my investment choices? Currently, the Contract offers Sub-accounts that invest in the Portfolios listed in Appendix B, however not all Sub-accounts may be available for all Contracts.

Can I make transfers between the Sub-accounts? You can transfer money among the available Sub-accounts 25 times per Contract Year free of a transfer charge. All transfers must meet a $500 minimum transfer amount.

You can use the following strategies at no additional charge:

•	Dollar Cost Averaging;
•	Sub-account Rebalancing; and
•	Customized Transfer Instructions.

Transfers made under these strategies do not count against your free transfers and may not be subject to the $500 minimum transfer amount.

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Can I make withdrawals? You can access your money through partial withdrawals, repetitive withdrawals, and a full surrender. You may have to pay income taxes and tax penalties on any money you withdraw from the Contract.

What are the charges and expenses? The Contract has insurance features and investment features, and there are costs related to each. The charges and expenses for this Contract are summarized in the following Fee Table and discussed in detail in “Section 7 – Charges and Expenses.”

What are the death benefit options? The Contract provides a death benefit equal to the Contract Value. You may also elect an optional death benefit rider that is available for an additional charge. The Wealth Transfer Benefit rider (“WTB rider”) provides an additional death benefit in the event of positive investment performance to help offset taxes and other expenses your surviving Owner or Beneficiary may incur after your death. Generally, the WTB rider works by adding the WTB Additional Benefit to your Contract Value, subject to the terms and conditions described in “Section 8 – Death Benefit and Optional Death Benefit Rider.”

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the Contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

The Owner Transaction Expenses table describes the fees and expenses that you will pay when you transfer money between Sub-accounts. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES	AMOUNT DEDUCTED
TRANSFER CHARGE (Assessed for each transfer in excess of 25 transfers in a Contract Year)	$25

The Periodic Charges table below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES (Not Including Portfolio Operating Fees and Expenses or Optional Benefit Charges)	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-account/deducted daily)
Mortality and Expense Risk Charge	0.60%	0.60%
Sub-account Fund Facilitation Fee (1)	0.15%	0.00%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	0.75%	0.60%

(1)	The Sub-account fund facilitation fee is assessed against the average daily net assets invested in certain Sub-accounts. Currently, we do not assess this fee on any Sub-account.

The Annual Charges For Wealth Transfer Benefit rider table below describes the fees and expenses that you would pay if you added the optional benefit to your Contract. The WTB rider charges shown are per $1,000 of WTB Additional Benefit.

ANNUAL CHARGES FOR WEALTH TRANSFER BENEFIT RIDER (2)	MAXIMUM CHARGE (3)	CURRENT CHARGE (3)
WEALTH TRANSFER BENEFIT RIDER
Joint owners, the oldest age 95, using unisex rates (4)	$524.34	$434.60
Representative Contract Owner - 55 year old male (5)	$7.42	$5.94

(2)	The WTB rider charges are deducted monthly pro-rata from Contract Value invested in the Sub-accounts.
(3)	The charges shown are on an annual basis per $1,000 of WTB Additional Benefit.
(4)	The charges shown for the WTB rider are based on joint owners, the oldest of whom is age 95, and unisex rates. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A table of current annual charges can be found in Appendix E.
(5)	The charges shown are for an assumed representative Contract Owner who is a 55 year old male using the single life table. The charge applicable to you will vary based on your attained age, single or joint ownership, and, where allowed by law, sex. A table of current annual charges can be found in Appendix E.

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The Total Annual Portfolio Operating Expense Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the Contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2012. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (6)	Lowest	Highest
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (before any waivers or expense reimbursement)	0.16%	5.99%

Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses (after any waiver or expense reimbursement) (7)	0.06%	3.05%

(6)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, that may be imposed by any underlying Portfolio.
(7)	The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2014. Advisors to certain Portfolios offered in the Contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses (including the mortality and expense risk charge, the Sub-account fund facilitation fee and, if applicable, any additional rider), and the Portfolio fees and expenses.

For purposes of calculating the examples showing the highest fees and expenses, we assume the imposition of the Sub-account fund facilitation fee even though we do not currently assess it. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2012. The examples do not take into consideration any fee waiver or reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We did not independently verify the data provided, but we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

EXAMPLES WITH WEALTH TRANSFER BENEFIT RIDER SELECTED (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that you elect the Wealth Transfer Benefit rider available under the Contract and your investment has a 5% return each year. (2)

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 55.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$668	$1,967	$3,218	$6,150	$668	$1,967	$3,218	$6,150	$668	$1,967	$3,218	$6,150

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS AND PURCHASE OF THE WEALTH TRANSFER BENEFIT RIDER AT AGE 55.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$94	$298	$528	$1,270	$94	$298	$528	$1,270	$94	$298	$528	$1,270

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.
(2)	For purposes of calculating the examples, we use the maximum annual guaranteed WTB rider charge for a representative Contract Owner, which is based on a male, age 55 in year 1, age 57 in year 3, age 59 in year 5 and age 64 in year 10. The charges assumed in the periods are $7.42 for year 1, $9.05 for year 3, $10.77 for year 5, and $18.43 for year 10. All charges are per $1,000 of WTB Additional Benefit.

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EXAMPLES WITH STANDARD CONTRACT FEATURES (1)

You would pay the following expenses on a $10,000 investment in the Contract for the time periods indicated below assuming that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$668	$1,967	$3,218	$6,150	$668	$1,967	$3,218	$6,150	$668	$1,967	$3,218	$6,150

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

If You Surrender Your Contract At The End of Each Time Period				If Your Contract Is Not Surrendered				If Your Contract Is Annuitized
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$93	$290	$503	$1,117	$93	$290	$503	$1,117	$93	$290	$503	$1,117

(1)	The examples assume a $10,000 investment in the Contract which is less than the minimum required to purchase this Contract.

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1. THE ANNUITY CONTRACT

This prospectus describes generally applicable provisions of the Symetra True Variable Annuity Contract. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The Contract provides for guaranteed income and death benefits, subject to applicable terms and conditions. You should not buy the Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

The Contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your Contract is in the Accumulation Phase. Once you begin receiving annuity payments, your Contract is in the Income Phase.

The Contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio, and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your Contract and, therefore, affects the amount of the annuity payments available at the time of annuitization and your death benefit.

VARIATIONS

This prospectus describes the material rights and obligations under the Contract. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. For example, state law may require different “free-look” periods, which is the amount of time allowed to examine the Contract and return it for a refund, and may impose different issue age limitations. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Please see Appendix C for a listing of general state variations as well as your Contract for specific variations applicable to you. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.

OTHER CONTRACTS

We offer other variable annuity contracts that have different features and investment options. However, these other contracts also have different charges that would affect the Sub-account performance and may not be offered in your state. To obtain more information about these other contracts, contact us.

INQUIRIES

If you need more information, you can contact us at:

Contract Maintenance Office: For all written communications, including applications that are not accompanied by an initial Purchase Payment, general correspondence, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company

PO Box 758545

Topeka, KS 66675

Administrative Office: For all applications that are accompanied by an initial Purchase Payment, and all subsequent Purchase Payments, please contact us at:

Symetra Life Insurance Company

PO Box 758568

Topeka, KS 66675

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We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

Customer Service By Phone:	1-800-457-9015	For Overnight Mail:	Symetra Life Insurance Company 200 West 6th Avenue

On the Internet:	http://www.symetra.com	Topeka, KS 66603-3704

Transactions made through the Internet. Certain transactions made electronically through the Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. We will not be liable for following instructions we receive electronically through the Internet that we reasonably believe to be genuine. We may suspend, modify, or terminate our electronic transaction procedures at any time.

OWNER

The Owner (“you”) is as shown on the Contract application, unless changed. You, as the Owner, may exercise all ownership rights under the Contract. The Contract must be issued prior to the Owner reaching the maximum issue age as stated in the Contract. If your birthday falls between the application date and the Contract Date, we will issue the Contract based upon your age as of the application date if requested by you and subject to state regulations.

Joint Owners: A non-qualified Contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both Owners direct us otherwise in writing. Only two Owners are allowed per Contract. An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner.

If you elected the WTB rider, any joint Owner named on the Contract must be the spouse of the Owner. For information on spousal continuation, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.” Any election otherwise will terminate the WTB rider elected.

Changes to Ownership: You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age as of the Contract Date. The WTB rider will terminate if you add or replace an Owner to the Contract. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.

Use care when naming joint Owners and making changes to the ownership of your Contract and consult your agent or other advisor if you have questions.

ANNUITANT

You initially name the Annuitant and any joint Annuitant on your Contract application. This designation can be changed at any time prior to the Annuity Date, unless the Contract is owned by a non-natural person (e.g., corporations or trusts). Unless you specify otherwise, a change in Annuitant is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice. Only two Annuitants are allowed per Contract. Each Annuitant must be age 85 or younger as of the Contract Date. Annuity payments must begin prior to the Annuitant reaching the maximum annuitization age as stated in the Contract. If there are joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Date.

If you have not designated someone else prior to the Annuity Date, you are the Annuitant. For natural Owners, if you elected the WTB rider, you must also be the Annuitant(s). The WTB rider will terminate if you add or replace an Annuitant to the Contract.

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BENEFICIARY

The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 – Death Benefit and Optional Death Benefit Rider.” You initially name the Beneficiary on your Contract application and can change the Beneficiary at any time (by sending a signed and dated request) unless you have designated the Beneficiary as irrevocable. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. After your death, the Beneficiary has the right to receive the death benefit or to change the Payee for remaining annuity payments. Thus, Beneficiaries should notify us of a death as promptly as possible.

ASSIGNMENT

You can assign the Contract unless restricted by applicable law; however, the new Owner cannot be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this Contract is assigned, we will treat it as a change of ownership and all rights will be transferred. If the WTB rider is in effect and you assign the Contract, the WTB rider will terminate. We are not bound by any assignment unless it is in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Contract Maintenance Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid. Assigning the Contract or changing the Owner can have a negative impact on the death benefit. See “Section 8 – Death Benefit and Optional Death Benefit Rider.”

If your Contract is an Individual Retirement Annuity (“IRA”) or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the Contract may be limited.

2. PURCHASE

PURCHASE PAYMENTS

If you are age 85 or younger, you may purchase a Contract with a minimum initial Purchase Payment of $25,000. Additional Purchase Payments of $1,000 or more ($250 if made electronically) may be added at anytime during the Accumulation Phase. We may reduce the minimum Purchase Payment requirements under certain circumstances. For IRAs and Roth IRAs, because the minimum initial Purchase Payment we accept exceeds the annual contribution limits for IRAs and Roth IRAs, your initial Purchase Payment must include a rollover contribution.

We will not accept, without our prior approval, aggregate Purchase Payments in excess of $2 million dollars.

Purchase Payments should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to make Purchase Payments:

•	By personal check; or
•	By wire transfer.

We will not accept Purchase Payments made in the following forms:

•	Cash;
•	Credit cards; and
•	Money orders or travelers checks.

We reserve the right to not accept third-party checks, however, in some circumstances and at our discretion, we may accept third-party checks that are from a rollover or transfer from other financial institutions.

Initial Purchase Payments. Your initial Purchase Payment must be forwarded to our Administrative Office and is normally credited to your Contract within two Business Days of our receipt at our Administrative Office. If

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your initial Purchase Payment is not in Good Order, we will contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your application and initial Purchase Payment are received in Good Order.

We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application or any Purchase Payment, we will return it to you within five Business Days.

We will not deem an application that is accompanied by an initial Purchase Payment sent to any other office besides our Administrative Office as received by us until it reaches our Administrative Office and is picked up and delivered to our processing office.

Additional Purchase Payments. Additional Purchase Payments may be made at any time by sending them to our Administrative Office and should include your Contract number. Additional Purchase Payments received in Good Order and mailed to our Administrative Office and picked up and delivered to our processing office will be credited to your Contract on the same Business Day as received by us. However, any Purchase Payment received after the end of a Business Day will be credited the next Business Day.

We will not deem Purchase Payments sent to any other office besides our Administrative Office as received by us until they reach our Administrative Office and are picked up and delivered to our processing office. Each Purchase Payment is subject to acceptance and approval by us.

We reserve the right to refuse any Purchase Payment that is over $2 million dollars; that aggregated with previous Purchase Payments, exceeds $2 million dollars; that does not meet our minimums; that is not in Good Order; that we determine is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial Purchase Payment by specifying your desired allocation among the available Sub-accounts on the Contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us or electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Section 5 – Transfers Among the Sub-accounts.”

ACCUMULATION UNITS

Your Contract Value will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit.

We calculate the value of an Accumulation Unit for each Sub-account at the time the NYSE closes each day, which is generally 4:00 Eastern Standard Time. To determine the current Accumulation Unit value, we take the prior Business Day’s Accumulation Unit value and multiply it by the net investment factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for the mortality and expense risk charge, Sub-account fund facilitation fee and taxes. The value of an Accumulation Unit will usually go up or down from day to day.

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The net investment factor is used to measure the daily change in the Accumulation Unit value for each Sub-account. The net investment factor for any Sub-account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) where:

1.	is the net asset value per share of the applicable Portfolio held in the Sub-account determined as of the end of the current Valuation Period, plus the per-share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-account if the ex-dividend date occurs during the current Valuation Period;

2.	is the net asset value per share of the Portfolio held in the Sub-account determined at the end of the prior Valuation Period;

3.	is a daily factor representing the mortality and expense risk charge, the Sub-account fund facilitation fee and any taxes or amounts set aside as a reserve for taxes attributable to the applicable Contracts, expressed as a percentage of the total net assets of the Sub-account adjusted for the number of days in the Valuation Period.

When you make Purchase Payments or transfers into a Sub-account, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a particular Sub-account by the value of the Accumulation Unit for that particular Sub-account. If we receive a Purchase Payment before the close of business on a Business Day, we will use that day’s Accumulation Unit value. If we receive a Purchase Payment after the close of business on a Business Day, we will use the following day’s Accumulation Unit value.

Example: Assume that we receive a $10,000 Purchase Payment from you. You have told us you want this to go to the Fidelity VIP Mid Cap Sub-account. At the end of the Business Day that we received the Purchase Payment, we determine that the value of an Accumulation Unit for the Fidelity VIP Mid Cap Sub-account is $34.12. We then divide $10,000 by $34.12 and credit your Contract on that night with 293.10 Accumulation Units for the Fidelity VIP Mid Cap Sub-account.

We process withdrawals and transfers of Contract Value from a Sub-account in a similar manner using the applicable Accumulation Unit value for the Sub-accounts involved in the transaction. A withdrawal involves the deduction of Accumulation Units of the Sub-accounts from which the withdrawal is taken. Transfers involve the deduction of Accumulation Units of the Sub-accounts from which the transfer is taken and the crediting of Accumulation Units of the Sub-accounts to which the transfer is made.

RIGHT TO EXAMINE

You may cancel the Contract without charge by returning it to us or to your registered representative within the period stated on the front page of your Contract. We include a refund of all charges that may have been deducted from your Contract if you cancel your Contract during this period. This period will be at least 10 days (or longer in some states). You will receive your Contract Value plus the refund of all charges. If the Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it, and receive a refund of the Contract Value plus any fees or charges deducted under the Contract. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. In some states, we may be required to return to you the amount of the Purchase Payments paid to us. In this case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the money market Sub-account available under the Contract until the expiration of the right to examine period. These amounts will then be allocated in the manner you selected unless you have canceled the Contract.

For Contracts purchased as an IRA and returned to us within seven days after you receive it, Symetra Life will refund the greater of your Contract Value or your Purchase Payments. During this seven-day period, we will allocate the Purchase Payments designated for the various Portfolios to the then available money market

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Portfolio. After seven days, your state’s right to examine provision, as shown in your Contract, will continue to apply. If your state’s right to examine provision is longer than seven days and requires a return of Purchase Payment, we will continue to allocate amounts designated for the Sub-accounts to the money market Portfolio offered within your Contract until the right to examine period expires. Upon the expiration of the seven-day period or the right to examine period as stated on your Contract (for those states that have a free look provision longer than seven days and require a return of Purchase Payment), Purchase Payments will then be allocated in the manner you selected unless you have cancelled the Contract.

For a state-by-state description of material variations of this Contract, including the right to examine period, see Appendix C later in this Prospectus.

3. ANNUITY PAYMENTS (INCOME PHASE)

During the Income Phase, the Payee will receive payments from your annuity. The annuity option you select will determine, among other things, the annuity payment start date and frequency. Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. Once the Income Phase begins, you cannot add Purchase Payments, make withdrawals, change or add an Annuitant, or change the annuity option. When the entire Contract Value has been annuitized, no death benefit will be applicable. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences. If premium taxes are required by state law, these taxes will be deducted from your Contract Value before the annuity payments are calculated.

ANNUITY DATE

Generally, the Income Phase will start no later than the date the oldest Annuitant attains age 95, but may be earlier for certain qualified Contracts or if required by law. We will send notice to you prior to the scheduled Annuity Date and request that you verify all the information we currently have on file. At this time, you may request a different Annuity Date, including a date later than the scheduled Annuity Date. The new Annuity Date may not be later than the 101st birthday of the oldest Annuitant. Any extension of an Annuity Date is subject to our approval. Any extension of the Annuity Date past age 95 will require a termination of the WTB rider, if elected, prior to our approval of the extension.

PARTIAL ANNUITIZATION

You may choose to annuitize a portion of your Contract Value. In this situation, your Contract Value will be divided into two parts. The non-annuitized portion would remain in the Accumulation Phase, while the annuitized portion would be moved to the Income Phase. The amount of the Contract Value you choose to apply to an annuity option will be treated as a withdrawal and impact the death benefit and the amount payable under any optional death benefit rider as shown in Appendix D.

Caution should be exercised in choosing to annuitize a portion of Contract Value. Also, if this is a qualified Contract, you may need to meet required minimum distribution rules, which can be quite complex. Before choosing to annuitize all or a portion of your Contract Value, you should consult your tax advisor. See “Section 9 – Taxes” for more information.

ANNUITY OPTIONS

You can switch to the Income Phase at any time by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. You name the Payee when you elect an annuity option and you may change the Payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us or by downloading the form from our web site.

ANNUITY PAYMENTS

Annuity payments will be made on a fixed basis and the dollar amount of the annuity payments will not vary with investment performance. Your Contract contains the Guaranteed Fixed Annuity Purchase Rate Table we use

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to determine the amount of your annuity payments under all life annuity options. We determine the amount of your annuity payments by dividing your Contract Value being annuitized by the amount shown in the table for your age and annuity option selected. The table factors in an assumed effective interest rate of 1.0%. Payout rates will never be less than those shown in your Contract but if current rates are more favorable to you, we will determine your annuity payments based upon the more favorable rates.

You may choose one of the annuity options listed below or any other option you want and that we agree to provide. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the Annuitant’s age at the time you switch to the Income Phase, and, under some Contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the Payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy. The available annuity options are as follows:

Life Annuity. The Payee receives annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Payee. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the Payee. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made.

Joint and Survivor Life Annuity. The Payee receives annuity payments as long as either Annuitant is living. After either Annuitant dies, the Payee receives a specified percentage of each annuity payment as long as the other Annuitant is living. You name the joint Annuitant, Payee and payment percentages at the time you elect this option and they cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies or the date the joint Annuitant dies.

Joint and Survivor Life Annuity with Guaranteed Period. The Payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period, as selected by you and agreed to by us. The full benefit amount will continue to be paid to the Payee until the later of the first death of either the Annuitant or joint Annuitant and the end of the guaranteed period. If only one Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the Payee. You name the joint Annuitant, Payee and payment percentages at the time you elect this option. The joint Annuitant and payment percentages cannot be changed once the Income Phase begins. Choosing lower percentages to be paid after the death of either Annuitant results in higher payments while both Annuitants are living. Annuity payments stop the later of the date the Annuitant dies, the joint Annuitant dies or the date the last guaranteed payment is made.

Period Certain Annuity. The Payee receives annuity payments for a guaranteed period of time, as selected by you and agreed to by us. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. If your Contract is a qualified Contract, period certain payments without a life contingency may not satisfy minimum required distribution rules. Annuity payments stop at the end of the guaranteed period. Consult a tax advisor before electing this option.

If you do not choose an annuity option at least 30 days before the latest Annuity Date specified in your Contract, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

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You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If state law allows, we may choose to distribute your Contract Value in a lump sum if it is equal to or less than $2,000 or monthly annuity payments would be less than $20. We also reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

Proof of Age or Sex. We may require proof of age or sex before beginning annuity payments under any basic annuity option based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will credit interest on underpayments but will not charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

4. SUB-ACCOUNT OPTIONS

SUB-ACCOUNT OPTIONS

During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the Contract. Each Sub-account invests exclusively in the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies and their separate accounts as investment options for variable annuity and variable life insurance contracts and to qualified plans.

A list of each Portfolio, its investment objective, and its investment advisor is listed under Appendix B. However, not all Portfolios are available to all Contract Owners. There is no assurance that any of the Portfolios will achieve their stated objectives. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.

Currently we do not assess a Sub-account fund facilitation fee under the Contract. However, we reserve the right to impose a Sub-account fund facilitation fee on Contract Value allocated to any of the Sub-accounts. See “Section 7 – Charges and Expenses” for more information.

In addition to selling shares to the Separate Account, the Portfolios may sell shares to other separate accounts of other insurance companies to support variable annuity contracts and variable life insurance policies and to qualified plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of life insurance companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events conflicts with or insufficiently protects Contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Portfolio available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

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Please note that there can be no assurance that any money market portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of any Sub-account investing in a money market portfolio may also become extremely low and possibly negative.

SHORT-TERM REDEMPTION FEES

Certain Sub-accounts invest in Portfolios that impose a short-term redemption fee. Those Portfolios are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An Owner who chooses to redeem Accumulation Units of a Sub-account invested in any of these Portfolios will be subject to a 1.00% short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.

Redemption fees will be incurred when you withdraw Contract Value invested in one of the Sub-accounts or you transfer Contract Value out of one of these Sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the Sub-accounts. The redemption fee will not apply to deductions from your Contract Value to pay the mortality and expense risk charge or other charges under the Contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Portfolio or Symetra Life designates as exempt.

Redemption Fee Example 1: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. Further assume that 58 days later you make a transfer out of the Fidelity VIP Energy Sub-account redeeming 50 Accumulation Units and the value of those 50 Accumulation Units is equal to $500. We would assess a redemption fee equal to 1% of $500. The redemption fee would be equal to $5.00 (1% of $500).

Redemption Fee Example 2: Assume you allocate Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with 100 Accumulation Units of that Sub-account. On day 50, you allocate additional Contract Value to the Fidelity VIP Energy Sub-account and we credit your Contract with another 50 Accumulation Units of that Sub-account. Further assume, on day 65, you make a transfer out of the Fidelity VIP Energy Sub-account, redeeming 125 Accumulation Units, and the value of each Accumulation Unit is $10.

The first step is to determine which Accumulation Units are redeemed. Using the first-in, first-out rule, all 100 Accumulation Units purchased on day one are redeemed, and 25 of the 50 Accumulation Units purchased on day 50 are redeemed. The 100 Accumulation Units purchased on day one are not subject to the redemption fee, but the 25 Accumulation Units purchased on day 50 are subject to the fee. The value of the Accumulation Units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

CHANGES TO THE SUB-ACCOUNTS

We reserve the right to add, combine, restrict, or remove any Sub-account under your Contract. If any shares of the Portfolios are no longer available, or if in our view no longer meet the purpose of the Contract, it may be necessary to substitute shares of another Portfolio. New or substitute Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close a Sub-account to allocations of new Purchase Payments by existing or new Contract Owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the Sub-accounts.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their

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investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided by us with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the Contract. We also receive this compensation for providing services to Contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this Contract is 0.30%. Some investment advisors, administrators, and/or distributors may pay us less; some do not pay us any such compensation.

The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Contract Maintenance Office. The compensation that we receive may be significant and we may profit from this compensation.

When determining which Portfolios to offer in our variable Contracts, we consider the Portfolios’ name recognition, investment objective, performance, expenses and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria or other criteria we set from time to time at our sole discretion. We do not recommend any particular Portfolio, and we do not provide investment advice.

Compensation for selling the Contracts is set by Symetra Life. Currently we do not pay any compensation directly to broker-dealers selling this Contract but may pay compensation to wholesalers. See “Section 10 – Other Information – Distribution (Principal Underwriter)” for more information.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. You, or the Beneficiary of your Contract, will have the right to give voting instructions and we will vote shares in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

5. TRANSFERS AMONG THE SUB-ACCOUNTS

During the Accumulation Phase you can transfer money among the Sub-accounts 25 times per Contract Year free of charge. Each additional transfer in excess of this limit will have a charge of $25. The Contract allows Symetra Life to waive transfer charges for any transfer made using systematic transfer strategies. Currently, the systematic transfer strategies under which we waive transfer charges are dollar cost averaging, Sub-account rebalancing and customized transfer instructions. These are described in more detail under “Scheduled Transfers”. All transfers occurring on the same Business Day will be counted as a single transfer for purposes of assessing the $25 transfer charge.

Example: Assume that your Contract Date is January 1st and you make 5 transfers each Contract Month. Your transfers through May would be free of charge. In June, because you exceeded the limit of 25 free transfers per Contract Year, you would incur a $25 transfer charge for each transfer made during the remainder of that Contract Year.

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	Jan	Feb	Mar	Apr	May	June	July	Aug	Sept	Oct	Nov	Dec
Transfers Per Month	5	5	5	5	5	5	5	5	5	5	5	5
Contract Year Total	5	10	15	20	25	30	35	40	45	50	55	60
Transfer Charge	$0	$0	$0	$0	$0	$125	$125	$125	$125	$125	$125	$125

The minimum amount you can transfer out of any Sub-account at one time is $500, or your entire Contract Value invested in the Sub-account if less. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.

TRANSFER TRANSACTIONS AVAILABLE

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your Contract number;

•	the amount of the transfer; and

•	which Sub-accounts are affected.

We cannot process your transfer request until we have received the request at our Contract Maintenance Office. Transfer requests will be effective and valued on the Business Day they are received by us in Good Order.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.

Transfers by Internet will be accepted if you provide us with certain identification information, such as a password or personal identification information. However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your request.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your identification information because self-service options will be available to anyone who provides your identification information. We will not be able to verify that the person using your personal information and providing instructions is you or a person authorized by you.

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SCHEDULED TRANSFERS

During the Accumulation Phase, you can choose among several systematic transfer strategies that are available at no charge. We refer to these systematic transfer strategies as “scheduled transfers” and they will not count against your free transfer limit as discussed above. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the Sub-accounts available for scheduled transfers. If such restrictions are imposed or we change the Sub-accounts available, we will notify you in writing. We reserve the right to restrict or remove any of the scheduled transfer options available.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per Accumulation Unit over time. It does not assure a profit or protect against a loss. If your balance in a Sub-account is at least $5,000, you can systematically transfer set amounts of at least $500 each month or quarter from that Sub-account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. Once started, dollar cost averaging will continue until you instruct us to stop or all money has been transferred out of the Sub-account designated as the source of the scheduled transfer.

Sub-account Rebalancing. After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. You can instruct us to adjust your investment in the Sub-accounts, on a monthly, quarterly, semi-annual, or annual basis, to maintain a predetermined percentage allocation of Contract Value among the Sub-accounts. Sub-account rebalancing can be used with dollar cost averaging. The $500 minimum transfer amount and remaining Sub-account balance restriction of $500 are waived for Sub-account rebalancing.

Customized Transfer and Redemption Instructions. You can instruct us to transfer Contract Value among the Sub-accounts or redeem certain amounts in the Sub-accounts in accordance with systematic investment instructions you provide and we agree to implement. You will continue to transfer Contract Value or redeem specific amounts in accordance with these instructions until changed or terminated by you.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The Contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by Contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term Contract owners.

Detection and Deterrence. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to Contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring Contract Owners that may be engaging in frequent trading and/or market timing activities. Under these policies and procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in Portfolios that exceed certain monetary thresholds may be scrutinized. Symetra Life also may review transactions that occur close in time to other transactions in the same Contract or in multiple Contracts under common ownership or influence. Trading activity that is identified through these procedures, or as a result of any other information available, will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the broad ability to restrict potentially harmful trading as described above, Symetra Life has adopted a 90-day purchase block policy under which any Contract Owner redeeming Accumulation Units having

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a value of $10,000 or more from a Portfolio will be precluded from investing in that Portfolio for 90 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of transfer transactions. Symetra Life will grant two exceptions to the 90-day purchase block policy, per rolling 12-month period. We will provide you written notice after you trigger each exception to the 90-day purchase block policy.

Transactions of $10,000 or less, systematic transactions, transactions in money market Sub-accounts, mandatory retirement distributions, purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and any other transaction we may deem would not lend itself to market timing abuse will be exempt from the 90-day purchase block policy. Transactions in certain rebalancing, asset allocation and other advisory programs may also be exempt from the 90-day purchase block policy, subject to prior written approval by Symetra Life.

A market timer may be the Contract Owner or the Owner’s authorized representative such as a registered investment advisor or registered representative that has trading discretion over a Contract.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all Contract Owners and owners of other Symetra Life variable products.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular Contract Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Portfolio returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies. The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity, they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.

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In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account that invests in the Portfolio if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as contracts and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

6. ACCESS TO YOUR MONEY

Under your Contract, money may be accessed:

•	by making partial withdrawals during the Accumulation Phase;

•	surrendering your Contract during the Accumulation Phase;

•	by taking repetitive withdrawals during the Accumulation Phase;

•	by receiving payments during the Income Phase (see “Section 3 - Annuity Payments (Income Phase)”); or

•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit and Optional Death Benefit Rider”).

PARTIAL WITHDRAWALS

During the Accumulation Phase, you can make partial withdrawals from your Contract Value by writing to us at our Contract Maintenance Office. However, partial withdrawals may be restricted or prohibited by the terms of qualified Contracts. Unless you tell us otherwise, partial withdrawals will be taken pro-rata from the Sub-accounts. Withdrawals from the Sub-accounts will be effective as of the Business Day we receive the request in Good Order and are payable within seven calendar days. See “Section 7 - Charges and Expenses” for more information. Withdrawals, including any charges, reduce the number of Accumulation Units and the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 9 - Taxes.”

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MINIMUM VALUE REQUIREMENTS

You must withdraw the entire amount out of a Sub-account if, after a withdrawal, the remaining value in the Sub-account would be less than $500. Similarly, you must withdraw the entire Contract Value that has not been annuitized and your Contract will terminate if, after a withdrawal, the remaining Contract Value would be less than $2,000. However, negative investment performance alone will not cause a forced withdrawal.

SURRENDERING YOUR CONTRACT

You can request a surrender of your Contract Value that has not been annuitized. For a surrender to be effective, we must receive your written request at our Contract Maintenance Office. For a full surrender, all benefits will terminate as of the Business Day we receive the required information to process your surrender request. Your surrender value will be equal to your Contract Value which has not been annuitized. We will determine your surrender value as of the Business Day we receive your request in Good Order and make payment to you within seven calendar days.

REPETITIVE WITHDRAWALS

Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, or annually. You may request repetitive withdrawals by completing the appropriate form and sending it to our Contract Maintenance Office. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain qualified contracts. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and a Beneficiary.

You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the applicable Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the applicable Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.

Example One: Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.

Example Two: Assume that when the Contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.

Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals, annuitize either a portion or all of your Contract Value, or otherwise modify or stop these repetitive withdrawals, however, there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.

If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to any other withdrawals also apply to repetitive withdrawals.

AUTHORITY OF THIRD PARTIES TO MAKE TRANSACTIONS

If you have engaged a third party and submitted our third party authorization form, you authorize the third party to allocate your Contract Value among the Sub-accounts and make changes to these allocations. We are not a

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party to any agreement you have with a third party to provide advice regarding the allocation of your Contract Value, and we do not supervise or perform due diligence on anyone who may provide such allocation advice. Your authorization includes making transactions over the telephone and Internet as well as receiving statements and other financial information regarding your Contract. We deem that all transactions directed by your third party have been authorized by you. You must contact us immediately if you revoke this authorization. We will not be responsible for acting on instructions from your authorized third party until we receive notification of the revocation of authority. We may also suspend, cancel or limit these authorizations at any time. Transactions made on your behalf are also subject to the restrictions on transfers discussed in “Section 5- Transfers Among the Sub-Accounts - Limits On Excessive Transfers And Market Timing Activity”. Any transfer restriction imposed will be at the Contract level. Therefore, transactions made by your authorized third party that we deem violate these policies will restrict the transactions allowed by you.

Investment Advisor Fees. If you have authorized an investment advisor to make transactions on your behalf, such authorization includes making withdrawals to pay an investment advisor’s fee in the amount and at the times directed to us by the authorized investment advisor. We do not verify that amounts withdrawn from your Contract Value, including amounts withdrawn to pay for the investment advisor’s fees, are within the terms of your agreement with your investment advisor. We may impose limits on the amounts your investment advisor can withdraw from your Contract Value for payment of investment advisor fees pursuant to our administrative rules. The investment advisor fee is described in your disclosure statement provided by the investment advisor. You should consult with your investment advisor for details regarding the services provided and any fees or charges for those services. For non-qualified Contracts, any withdrawals made for payment of investment advisor fees are taxable distributions to you. Please see “Section 9-Taxes” for more information.

SENDING FORMS AND TRANSACTION REQUESTS IN GOOD ORDER

We cannot process your transaction requests until we have received them in Good Order. Good Order means the actual receipt by us of the necessary information and documentation required to process the request. This generally includes your completed request and/or appropriate Symetra Life administrative form, any required spousal or joint Owner’s consents, your Contract number, Social Security Number or Taxpayer Identification Number, and any other supporting documentation we may require. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time.

Signature Guarantees: As a protection against fraud, we require a signature guarantee for the following transaction requests:

•	Any withdrawal or surrender over $250,000;

•	Ownership changes;

•

Any withdrawal when we have been directed to send proceeds payable to someone other than the Owner or to an address different from the one on the Contract (including bank instructions). PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity contract for another with the same owner in a tax-free exchange or direct rollover;

•	Certain requests in which the address of record has been changed in the past 30 days; or

•	Any other transaction where we require one.

We must receive the original signature guarantee and will not accept copies or faxes of the signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notary public cannot provide a signature guarantee. We may change our requirements listed above or add a signature guarantee requirement if we deem it necessary to help protect against fraud.

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7. CHARGES AND EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract.

DAILY CHARGES

Each day we make deductions for certain charges. We do this as part of our calculation of the value of Accumulation Units. Daily charges include the mortality and expense risk charge and the Sub-account fund facilitation fee described below.

Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-account. This charge compensates us for the mortality and expense risks we have under all Symetra True Variable Annuity Contracts. Our mortality risk arises primarily from our obligations to make annuity payments for the life of the Annuitant. Our expense risks under the Contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. The rate of the mortality and expense risk charge will not be increased for the life of the Contract. We may profit from this charge and use it for any purpose, including additional distribution expenses.

Sub-account Fund Facilitation Fee. We currently do not assess a Sub-account fund facilitation fee. However, if we choose to impose this fee, the Sub-account fund facilitation fee may be charged to Owners invested in any Sub-accounts offered under the Contract. We will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing Contracts. The maximum amount charged would be equal, on an annual basis, to 0.15% of the average daily net assets that you have invested in the impacted Sub-accounts. This charge is deducted daily and is for facilitating the offering of Sub-accounts that invest in certain Portfolios. If you are invested in the impacted Sub-accounts at the time we institute the fee, the applicable Sub-account fund facilitation fee will be assessed against the Contract Value allocated in each impacted Sub-account. We may profit from this charge and use it for any purpose, including additional distribution expenses.

WEALTH TRANSFER BENEFIT CHARGE

If available in your state, you may elect the Wealth Transfer Benefit (“WTB”) rider. If you elect this rider, we may deduct an additional charge on the first Business Day of each Contract Month. The charge is first deducted pro-rata from your Contract Value invested in the Sub-accounts. You may elect this benefit only at the time you purchase your Contract. You can terminate the WTB rider at any time. However, once terminated you cannot re-elect the WTB rider and we will not refund any charges previously paid.

We stop deducting this charge on the earlier of the first Business Day of the Contract Month anniversary on or after the Business Day:

•	we are notified of your death;

•	you request to cancel the rider;

•	you surrender the Contract;

•	you assign the Contract;

•	you add or replace an Owner;

•	you replace or add an Annuitant;

•	you annuitize the entire Contract Value; or

•	the oldest Owner, or in the case of non-natural Owners, the oldest Annuitant, attains age 96.

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We will refund any rider charges deducted after the first Business Day following your date of death.

The WTB rider charge is based upon an annual rate for the Owner’s or, in the case of a non-natural Owner, the Annuitant’s attained age and sex, if permitted by law. We determine the charge by first determining the rate applicable to the Owner as of the first Business Day of each Contract Month. Each Contract Month we use a Table of Current Rates to determine the rate applicable to you. If the Contract is owned by joint Owners, we will use the Table of Current Rates for Joint Lives and use the attained age of the oldest joint Owner. Your rate will never be higher than the guaranteed rate shown in your Contract. Because the annual rate is based on attained age, every year the rate applicable to you will increase. Appendix E of this prospectus contains the Table of Current Rates we use for this purpose.

Once the rate is determined, it is multiplied by the greater of:

•	your WTB Additional Benefit; and

•	Zero.

It is then divided by 12. If the WTB Additional Benefit is greater than zero, we will assess a charge for that Contract Month. If the WTB Additional Benefit is less than zero, no charge will be assessed. Each Contract Month, your charge will be recalculated using these factors. The charge is for the cost and risk associated with offering the WTB rider.

WTB Charge Example #1: Assume you are a 60-year old male with Purchase Payments totaling $100,000, no withdrawals have been made from your Contract and your Contract Value is equal to $150,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1

We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($150,000 – ($100,000 - $0)) = $50,000

		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. ($50,000 x 50%) + $150,000 = $175,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($175,000 – $150,000) = $25,000 This is your WTB Additional Benefit and in this example, it is greater than zero.	Step 4

Because it is greater than zero, we take this amount and multiply it by the annual WTB rider charge rate of 0.9522% and divide it by 12 months. The result is the amount of your WTB rider charge.

$25,000 x 0.9522%/ 12 = $19.84

WTB Charge Example #2: Assume the same facts as above except that you are one year older. For a 61-year old male who elects the WTB rider, we determine that the annual charge rate is 1.0625%. Steps 1, 2 and 3 as shown above would be calculated the same, but in Step 4 we would use the annual charge rate of 1.0625%. The WTB rider charge for that month would be calculated as follows:

Step 4

We take the WTB Additional Benefit of $25,000

and multiply it by the annual WTB rider charge rate of

1.0625% and divide it by 12 months. This is the

amount of your WTB rider charge.

$25,000 x 1.0625% / 12 = $22.14

Because the WTB rider charge is based on an annual rate for your attained age, as you get older the charge rate will increase. The charge increased from $19.84 in example 1 to $22.14 in example 2 due to the increased age of the assumed Owner.

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Before electing this optional benefit, you should consult your financial advisor to help you consider the costs, benefits and risks of the benefit option for your particular circumstances.

WTB Charge Example #3: Assume you are a 60-year old male with Purchase Payments totaling $100,000, no withdrawals have been made but due to poor investment performance your Contract Value is equal to $90,000. On your Contract Month anniversary, we determine that the annual charge rate for a 60-year old male who elects the WTB rider is 0.9522%. We calculate your WTB rider charge for that month as follows:

Step 1

We determine the greater of your WTB Additional Benefit and zero. We first determine your WTB Gain by taking your Contract Value and subtracting the sum of all your Purchase Payments reduced for withdrawals that exceed the WTB Earnings.

($90,000 – ($100,000 - $0)) = -$10,000

		Step 2	We then take this amount and multiply it by 50% and add your Contract Value to get your WTB Benefit Base. (-$10,000 x 50%) + $90,000 = $85,000

Step 3	We then take the WTB Benefit Base and subtract your Contract Value. ($85,000 - $90,000) = -$5,000

This is your WTB Additional Benefit and in this example, it is less than zero.

Because the WTB Additional Benefit is less than zero, we will not assess a WTB rider charge for this Contract Month.

For more information on how the WTB rider works, please see “Section 8 – Death Benefit and Optional Death Benefit Rider.”

TRANSFER CHARGE

You can make 25 free transfers every Contract Year. If your number of transfers exceeds these limits, we will deduct a transfer charge equal to $25 per additional transfer. All transfer activity that occurs on the same Business Day will be counted as a single transfer for purposes of applying any applicable transfer charge. The transfer charge is deducted pro-rata from the Sub-accounts that you transfer your funds from. If you transfer the entire balance from a Sub-account, the transfer charge is deducted from the amount transferred.

If the transfer is part of dollar cost averaging, Sub-account rebalancing, customized transfer instructions, other systematic transfer programs, or Symetra Life approved asset allocation programs; it will not be counted against these transfer limits.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your Contract for the payment of the premium taxes assessed in connection with your Contract as stated in your Contract.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your Contract. However, if we ever incur such taxes, we reserve the right to deduct them from your Contract Value. If we choose to deduct these income or other taxes, we will notify you in writing.

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PORTFOLIO EXPENSES

By investing in a Sub-account, you indirectly pay a proportionate share of the expense of the corresponding Portfolio in which the Sub-account invests. Portfolio expenses may include, without limitation, investment management fees, Rule 12b-1 fees, administrative fees, acquired fund fees and Portfolio operating expenses. These expenses are summarized in the fee table of the Portfolio prospectuses. For more detailed information, you should refer to the Portfolio prospectuses which if not accompanying this prospectus, are available upon request.

8. DEATH BENEFIT AND OPTIONAL DEATH BENEFIT RIDER

DEATH BENEFIT

If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the oldest Owner named on the application will become the Annuitant. If this Contract is owned by a non-natural person (e.g., a corporation or trust), the death of the Annuitant will be treated as the death of an Owner.

OPTIONAL DEATH BENEFIT RIDER: WEALTH TRANSFER BENEFIT

The WTB rider is an optional death benefit rider designed to help offset taxes or other charges incurred by your surviving joint Owner or Beneficiary and is available under the Contract for an additional charge. The WTB rider may provide a WTB Additional Benefit upon the death of the Owner, or in the case of a non-natural Owner, the death of the Annuitant. If a Contract is owned by joint Owners, the benefit will become payable upon the first death of either Owner. If a Contract is owned by a non-natural person and there are joint Annuitants, the benefit will become payable upon the first death of either Annuitant. The amount of the WTB Additional Benefit is subject to the maximum limits discussed below under “Limitation on WTB Amounts”.

If you are younger than age 76 on the Contract Date and the rider is available in your state, you may elect the WTB rider at the time you purchase your Contract. You cannot elect the rider after the Contract Date. Once you elect the WTB rider, you can cancel it at any time. However, once canceled you may not re-elect it and we will not refund any charges previously assessed.

There are several important points to consider before purchasing the WTB rider:

•

The rider will terminate if you assign the Contract or add or replace an Owner to the Contract. Therefore, if you intend to make any ownership changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	If the rider is attached to a Contract owned by joint Owners, the joint Owners must be spouses.
•	If the rider is attached to a Contract owned by a non-natural person and there are joint Annuitants, the joint Annuitants must be spouses.
•

If the rider is attached to a Contract owned by a natural person, the Annuitant(s) must be the Owner(s) for the WTB rider to remain in effect. Therefore, if you intend to make any Annuitant changes to your Contract, you should carefully consider whether the WTB rider is appropriate for you.

•	Positive investment performance of the Sub-accounts in which you invest will cause an increase in the WTB rider charge.
•	As you age, the annual rate used to calculate your WTB rider charge will increase and could cause the WTB rider charge applicable to you to also increase. This increase could be significant.
•

If your WTB Additional Benefit is equal to or less than zero as of your date of death, we will not add an amount to your death benefit. Thus, you may have paid for a benefit that your Beneficiary or surviving spouse never receives. We will not refund the assessed charges if a benefit is not paid under the WTB rider.

•	Withdrawals will reduce the WTB Additional Benefit and may significantly reduce or eliminate the value of the WTB rider.

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WTB Additional Benefit Calculation: The WTB Additional Benefit is the amount we will add to your Contract Value under this rider. The WTB Additional Benefit will be determined on the first Business Day of each Contract Month and will remain unchanged for that Contract Month. Rider charges will be calculated using the WTB Additional Benefit. For more information, see “Section 7-Charges and Expenses.”

Your WTB Additional Benefit is used solely to calculate the WTB and does not provide a Contract Value or any minimum Contract Value and cannot be withdrawn.

In order to calculate the WTB Additional Benefit, we must first determine the WTB Threshold, WTB Gain and WTB Benefit Base. To calculate your WTB Threshold, we take the sum of your Purchase Payments and reduce it for withdrawals that exceed the WTB Earnings. For the WTB Gain, we take your Contract Value and subtract the WTB Threshold. For purposes of the WTB Gain calculation, the Contract Value used is equal to:

•	the covered Purchase Payment amount (as described in “Limitations on WTB Amounts”); divided by

•	the total Purchase Payments, adjusted by prior withdrawals of Purchase Payments; multiplied by

•	the total Contract Value.

We then determine your WTB Benefit Base by taking 50% of the WTB Gain and adding that to your total Contract Value. The WTB Additional Benefit is equal to your WTB Benefit Base minus your Contract Value.

Example 1: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 and that due to investment performance your Contract Value is equal to $75,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($75,000 – $70,000)	=	$5,000

Step 3: Determine the WTB Benefit Base Contract Value plus 50% of WTB Gain ($75,000 + (0.50 x $5,000)	=	$77,500

Step 4: Determine the WTB Additional Benefit WTB Benefit Base minus Contract Value ($77,500 minus $75,000)	=	$2,500

Your WTB Additional Benefit for this Contract Month will be equal to $2,500. If you die during this month, we would add $2,500 to your Contract Value under the WTB rider.

Example 2: Assume that on the first Business Day of a Contract Month your total Purchase Payments equal $70,000 but due to investment performance your Contract Value is equal to $65,000. Assume that there have been no withdrawals made during the life of the Contract. We would determine the WTB Additional Benefit as follows:

Step 1: Determine the WTB Threshold Sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings. ($70,000 – $0)	=	$70,000

Step 2: Determine the WTB Gain Contract Value minus the WTB Threshold. ($65,000 – $70,000)	=	-$5,000

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Negative investment performance has caused your Contract Value to decrease below the WTB Threshold resulting in no WTB Gain. This will cause your WTB Additional Benefit to be less than zero for this Contract Month. If you die during this month, we would not add a WTB Additional Benefit to your Contract Value under the WTB rider.

Impact of Withdrawals on the WTB Additional Benefit. Withdrawals will have an impact on the WTB Additional Benefit calculation. Withdrawals are first taken from the WTB Earnings, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis. Each withdrawal (or portion of such withdrawal) in excess of the WTB Earnings will reduce the WTB Threshold, as calculated on the Business Day of the withdrawal, on a dollar for dollar basis.

Example 3: Assume the same facts from Example 1, that you have WTB Earnings in the amount of $5,000 and a WTB Additional Benefit of $2,500, except assume you make a withdrawal in the amount of $7,000 before the end of the same Business Day. We would first determine the impact of the withdrawals on the WTB Earnings and the WTB Threshold.

Step 1: Determine the impact of the withdrawal to the WTB Earnings

We first compare the withdrawal amount to the WTB Earnings to determine how much of the withdrawal will be taken from the WTB Earnings.

Because the withdrawal amount of $7,000 exceeds the WTB Earnings of $5,000, the WTB Earnings will be withdrawn first and any remaining amount will be taken from the WTB Threshold.

	$7,000 $5,000	≥

Step 2: Determine the impact of the withdrawal to the WTB Threshold
Withdrawal amount minus WTB Earnings ($7,000 - $5,000) Because the withdrawal amount of $7,000 is greater than the WTB Earnings of $5,000, the withdrawal will impact the WTB Threshold. The first $5,000 of the withdrawal amount will come from the WTB Earnings and the remaining $2,000 will come from the WTB Threshold.	=		$2,000

Step 3: Determine the WTB Threshold
The sum of your Purchase Payments reduced for withdrawals that exceed the WTB Earnings ($70,000 - $2,000)	=		$68,000

Step 4: Determine the WTB Gain after the withdrawal
Contract Value minus the WTB Threshold ($68,000 - $68,000)	=		$0

Step 5: Determine the WTB Benefit Base
Contract Value plus 50% of WTB Gain ($68,000 + (0.50 x$0))	=		$68,000

Step 6: Determine the WTB Additional Benefit
WTB Benefit Base minus Contract Value ($68,000 - $68,000) Due to the withdrawal, the WTB Additional Benefit for this month is $0 compared to $2,500 in Example 1. The withdrawal reduced the WTB Additional Benefit to zero on the first Business Day of the Contract Month. If you die during this month, no WTB Additional Benefit would be added to your Contract Value.	=		$0

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WTB Rider Calculation: If your WTB Additional Benefit was greater than zero on the first Business Day of the Contract Month of your date of death, we will add an additional amount to your Contract Value. After due proof of death is received in Good Order, the WTB Additional Benefit will be allocated to the money market Sub-account available under the Contract, unless your Beneficiary or surviving spouse tells us otherwise. The death benefit, plus any applicable WTB Additional Benefit, will be paid as described below under “Payment of Death Benefit.” If your WTB Additional Benefit is equal to or less than zero on the first Business Day of the Contract Month of your date of death, no WTB Additional Benefit will be added to your Contract Value.

The amount of the death benefit paid under the WTB rider will be equal to:

•	any positive WTB Additional Benefit in effect on your date of death; plus

•	your Contract Value as of the date we make a death benefit payment; plus

•	any refunded rider charges deducted after the first Business Day following your date of death; plus

•	any interest required by law.

Any payments made under the WTB rider are subject to our financial strength and claims paying ability.

WTB Rider Termination. The WTB rider will terminate on the earliest Business Day when:

•	you request to cancel the rider;

•	you surrender the Contract;

•	the Owner or oldest joint Owner (or in the case of a non-natural Owner, the Annuitant or oldest joint Annuitant) reaches attained age 96;

•	you assign the Contract;

•	you add or replace an Owner;

•	you add or replace an Annuitant;

•	a death benefit is paid under the Contract, unless your spouse chooses to continue the rider; or

•	you annuitize the entire Contract Value.

Once the WTB rider is terminated, it cannot be re-elected. Therefore, you should carefully consider making changes to the Contract.

Limitation On WTB Amounts. We limit the amounts we will pay under the WTB rider. These limits are:

Maximum WTB Additional Benefit. The maximum WTB Additional Benefit paid under the WTB rider will never be more than five times your WTB Threshold subject to a maximum of $5 million dollars.

WTB Threshold Cap. The maximum WTB Threshold we will use to calculate your WTB Gain will equal $1 million dollars. For purposes of applying this WTB Threshold Cap, we divide your Purchase Payments into covered and uncovered portions where your covered portion equals the WTB Threshold (up to the WTB Threshold Cap) and the uncovered portion equals any remaining Purchase Payments. We calculate the covered portion as well as any uncovered portion after each Purchase Payment is added to and each withdrawal is taken from your Contract Value.

Impact of Purchase Payments on WTB Threshold Cap. Purchase Payments will increase your WTB Threshold. If your WTB Threshold exceeds the WTB Threshold Cap, your covered portion of your total Purchase Payments will initially be equal to the $1 million dollar maximum and the uncovered portion will be equal to the remaining amount of total Purchase Payments.

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Impact of Withdrawals on WTB Threshold Cap. Withdrawals are deducted first from WTB Earnings and then from WTB Threshold. If the withdrawal amount exceeds the WTB Earnings in your Contract, the remaining withdrawal amount will be taken from WTB Threshold and proportionally reduce your covered and uncovered portions of Purchase Payments. “WTB Earnings” as defined in this rider may not be defined as “earnings” for income tax purposes.

Covered and Uncovered Contract Value. In the same way your Purchase Payments are divided into covered and uncovered portions, your Contract Value will also be divided into covered and uncovered portions. The ratio of your covered Contract Value to your uncovered Contract Value will be the same as the ratio of your covered Purchase Payments to your uncovered Purchase Payments.

All Symetra True Variable Annuity Contracts purchased by you will be aggregated for these limits.

Please see the example under Appendix D regarding the WTB rider, including information regarding the application of the limits on the amounts we will pay under the WTB rider.

PAYMENT OF DEATH BENEFIT

We will pay the death benefit upon receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid.

Due proof of death can be met only if we receive in Good Order: a certified death certificate, or similar document acceptable to us; written direction regarding how to pay the death benefit by at least one Beneficiary; and all representations we require or which are mandated by applicable law or regulation in relation to payment of the death benefits.

For natural Owners, the death benefit is payable to the following:

•	surviving Owner; or if none, then

•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	estate of the last Owner to die.

For Contracts owned by non-natural Owners, the death benefit is payable to the following:

•	surviving primary Beneficiaries; or if none, then

•	surviving contingent Beneficiaries; or if none, then

•	the Owner.

If the Beneficiary or surviving Owner chooses to leave money invested in the Contract rather than taking it in a lump sum, then, thereafter, the Contract Value will be subject to investment performance and applicable Contract charges until the date the entire death benefit is paid out.

Payment Options. Under a non-qualified Contract, the death benefit may be paid as:

1)	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

2)	annuity payments made over the Beneficiary’s life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of due proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

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Different death benefit elections may be available under qualified Contracts. See “Section 9 – Taxes” for more information.

If your Beneficiary chooses a lump sum, then we value the death benefit as of the end of the next Business Day after we receive the Beneficiary’s election in Good Order and pay it within 7 days. If your Beneficiary chooses to make a series of withdrawals over time as provided in option 1 above, then your Beneficiary will pay all charges and expenses as described in the “Charges and Expenses” section of this prospectus so long as the death benefit remains invested in the Contract. Your Beneficiary will also be subject to investment performance until the date the entire death benefit is paid out. Different death benefit elections may be available to Beneficiaries.

SPOUSAL CONTINUATION

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the Contract instead. If you entered into a civil union, same sex partnership, or domestic partnership your rights to continue the Contract may be limited under federal law. See “Section 9 – Taxes” for more information. Only one spousal continuation is permitted per Contract.

If your spouse chooses to continue the Contract and the WTB rider was in effect on the Owner’s date of death, the Contract Value will be increased by any applicable WTB Additional Benefit. Any increase will be added to the Contract Value as of the Business Day due proof of death is received by us in Good Order. Unless you tell us otherwise, the amount will be allocated to the money market Sub-account.

WTB Rider Continuation. If your surviving spouse is younger than age 76 on the date of Contract continuation, your surviving spouse can choose to continue the WTB in effect on the original Contract. This continuation must be elected at the time your surviving spouse elects to continue the Contract. Spousal continuation may be made by submitting the proper Symetra Life administrative form to us in Good Order. If your surviving spouse continues the rider, any future rider calculations will be based on your surviving spouse’s attained age and sex, if allowed under applicable law. Your surviving spouse will start with a new WTB Threshold equal to the Contract Value on the day of continuation after any additional benefit has been added. Subsequent Purchase Payments will increase the WTB Threshold, and any subsequent withdrawals will first reduce the WTB Earnings on a dollar-for-dollar basis and then reduce the WTB Threshold on a dollar-for-dollar basis.

DEATH DURING THE INCOME PHASE

If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 3 - Annuity Payments (Income Phase)” for more information.

9. TAXES

This section discusses how the federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any Contract or any transaction involving a Contract. You bear the complete risk that the Contract may not be treated as an “annuity contract” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. You should consult a competent tax advisor about the possibilities of tax law changes and your individual circumstances.

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ANNUITY CONTRACTS IN GENERAL

Different tax rules apply to Purchase Payments made to annuity contracts and distributions from annuity contracts depending on how you take money out and whether the annuity contract is a “non-qualified contract” or a “qualified contract”. A “non-qualified contract” is one that is not purchased as part of a formal retirement plan. A “qualified contract” is purchased as part of an individual retirement plan or an employer-sponsored plan. Currently, we offer this Contract as a qualified contract to fund an IRA, Roth IRA, SIMPLE IRA, or SEP IRA. Non-qualified contracts purchased with after-tax money and not part of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, or other retirement plan, receive different tax treatment than qualified Contracts.

NON-QUALIFIED CONTRACTS

Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. The Purchase Payments receive no tax benefit but taxes on the increases in the value of the Contract are generally deferred until distribution occurs, either in the form of a lump sum payment, a partial withdrawal, or as annuity payments under the option elected.

Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the Contract. Under the Code, you generally do not pay tax on Contract earnings until received. If the Contract Value exceeds the aggregate Purchase Payments made to the Contract, any amount withdrawn will generally be treated as coming first from earnings (also referred to in the Code as “income on the contract”) and then, only after the income portion is exhausted, as coming from Purchase Payments. Full surrenders are treated as taxable income to the extent the amount received exceeds the investment in the Contract. Withdrawn earnings are includable in gross income and taxed at ordinary income rates. See also the discussion under Medicare Tax below. Under Revenue Ruling 61-201, an ordinary loss deduction may be available upon the full surrender of a contract if the proceeds of the surrender are less than the investment in the Contract. However, the deduction will be subject to the limitation on itemized deductions. You should consult your tax advisor before deducting any loss resulting from the surrender of a non-qualified annuity contract.

Contracts not owned for the benefit of natural persons, e.g., contracts owned by a corporation or certain other entities, are generally not treated as annuities for federal income tax purposes and any earnings are taxed as ordinary income in the current year. Exceptions may apply. For example, contracts held by a trust which holds the annuity contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, contracts held under qualified plans and immediate annuities as defined in the Code can defer tax on earnings until money is withdrawn from the annuity contract. Purchasers who are not natural persons should consult their own tax counsel or other tax advisor before purchasing the Contract.

In addition to ordinary income tax, Section 72(q) of the Code imposes a ten percent (10%) penalty to the income portion of any premature withdrawals from a non-qualified annuity contract. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal from a non-qualified contract, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.

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DIVERSIFICATION REQUIREMENTS

Non-qualified variable annuity contracts are treated as annuities for tax purposes and receive tax deferral as long as the Sub-accounts meet diversification standards set by the Code and applicable regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.

The diversification standards generally require each Portfolio to meet certain investment tests so that the concentration of the Portfolio’s underlying investments does not exceed certain percentages. The diversification requirements do not apply to IRA annuities or annuities issued to other qualified plans. If a Sub-account failed to comply with these diversification requirements, a non-qualified Contract would not be treated as an annuity for federal income tax purposes and the Owner would be currently taxed on the excess of the Contract Value over the investment in the Contract. We intend that the Portfolios of the corresponding Sub-accounts offered under the Contract be managed to comply with existing diversification standards. However, you bear the risk that the non-qualified Contract could be disqualified as an annuity due to the failure of a Portfolio or Sub-account to be deemed to be adequately diversified.

OWNER CONTROL

The diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause a variable contract owner to be treated as the owner of the assets of the Separate Account. In certain circumstances, a variable contract owner may be considered to be the owner of the assets of a segregated asset account (also referred to as a “Sub-account”) if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying Portfolios, then the contract owner could be taxed currently on income and gains under the Contract.

The application of the investor control doctrine is subject to some uncertainty. In Revenue Ruling 2003-91 (the “Revenue Ruling”), the IRS provided guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor to be treated as the owner of the assets in the account (which would result in the current taxation of the income on those assets to the Owner). The Revenue Ruling states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In the Revenue Ruling the IRS provided that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The Revenue Ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.

We believe that the design of the Contract and the relationship between our Contract and the Portfolios is such that the investor control doctrine should not apply. We also do not believe that the ownership rights of an Owner under a Contract (e.g. the right to allocate money into a number of Sub-accounts) would result in any Owner being treated as the owner of the assets of the Contract under the Revenue Ruling. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the sub-account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

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DISTRIBUTIONS AT DEATH

In order to be treated as an annuity contract for tax purposes, a non-qualified contract must provide that:

1.	If the Owner dies before annuity payments begin, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. If payable to a designated beneficiary, the distributions must be paid over the life or life expectancy of that designated beneficiary, so long as the payouts begin within one year of the Owner’s death. If the sole designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner; or

2.	If the Owner dies on or after annuity payments begin, the remainder of any interest in the Contract must be distributed at least as rapidly as that provided for in the method in effect on the date of death.

If the Owner is not a natural person, then for purposes of these distribution rules, the Annuitant is considered the Owner. In addition, when the Owner is not a natural person, a change in the Annuitant is treated as the death of the Owner.

ANNUITY DATE

We will deny our consent to a later Annuity Date based upon any current or future legal restrictions imposed by state laws and regulations, by regulatory authorities or by the Code and the IRS. For non-qualified Contracts, if the Contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the Contract could be currently includable in your income. The IRS has not provided guidance with respect to a maximum date on which annuity payments must start. In the event that any future rulings, regulations, or other pronouncements by the IRS provide us with guidance, we may need to restrict your ability to change to any Annuity Date under a non-qualified Contract which occurs when the Annuitant is at an advanced age (e.g., past age 95).

OPTIONAL BENEFIT RIDER—NON-QUALIFIED CONTRACTS

We do not believe that the fees and charges associated with any optional benefit provided under the Contract should be treated as taxable withdrawals. However, it is possible that the IRS may take the position that the fees and charges deducted for certain optional benefit riders, are deemed to be taxable distributions that are subject to the 10% penalty tax on distributions made before age 59 1/2.

In general, any amount actually received under the Contract as a death benefit, including an optional death benefit, will be treated for tax purposes as provided in the “Non-Qualified Contracts” and “Taxation of Annuity Payments” sections.

QUALIFIED CONTRACTS

Contracts purchased as an IRA, Roth IRA, SIMPLE IRA, or SEP IRA are referred to as “qualified contracts” because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these qualified contracts. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. Numerous special tax rules apply to the participants in qualified plans and to annuity contracts used in connection with qualified plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with qualified plans. If the Contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA). You should consult your tax advisor regarding these features and benefits before you buy a qualified Contract.

Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. You may be able to make a direct transfer or rollover from other

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qualified plans and qualified contracts to this qualified Contract. Ineligible or excess contributions to certain qualified contracts can result in substantial penalties and possible loss of the Contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.

IRAs. Individuals may contribute to an individual retirement arrangement known as a traditional IRA (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. Under some circumstances, you may be able to make “after-tax” contributions. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under Contracts issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs. Under applications limitations, individuals may also contribute nondeductible contributions to Roth IRAs. These Roth IRAs are also subject to limitations on eligibility, contributions, transferability and distributions. “Qualified distributions” from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions: (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a Beneficiary after the Owner’s death; (3) the annuity Owner is disabled; or (4) the distribution will be used for first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if distributions occur during the five taxable years beginning with the year in which the conversion was made. You should consult a tax advisor before converting an IRA to a Roth IRA.

If your Contract is issued as an IRA or Roth IRA, then we will issue the Contract with language intended to qualify the Contract for tax purposes as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. However, you are cautioned that the rights of any person to benefits under the retirement plan may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the Contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the Contract, unless we consent.

For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your Contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the Contract provisions and administrative services in this prospectus. Where required, Contracts sold in connection with SEP or SIMPLE plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex.

Limits on Annual Contributions. Under federal tax law, IRAs and Roth IRAs both limit the amount of annual contributions an individual can contribute to his or her IRA or Roth IRA. The IRA and Roth IRA annual contribution limit for 2012 of $5,000 is lower than the minimum Purchase Payment of $25,000 that we accept. Therefore, you may only contribute an initial Purchase Payment that is a rollover contribution of $25,000 or

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more from other eligible retirement plans. Generally, rollovers and direct transfers will not be subject to annual contribution limits. IRA Owners age 50 or older may be able to make additional “catch-up” contributions each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.

Required Minimum Distributions. Generally, qualified contracts (except for Roth IRAs) are subject to lifetime required minimum distributions. For IRAs, SIMPLE IRAs, and SEP IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There is a 50% penalty tax on the shortfall if you fail to take required minimum distributions.

The required minimum distribution rules require that the entire interest in the Contract generally must be distributed not later than the required beginning date or distributed, beginning not later than the required beginning date over the life or life expectancy of the Owner, or the joint lives or joint life expectancy of the Owner and his or her designated beneficiary. These requirements do not apply to a Roth IRA during the Owner’s life. Required minimum distributions from all the IRAs you own may be taken in the form of withdrawals from (1) the IRA Contract Value prior to the Contract’s Annuity Date, or (2) from one or more of the other IRAs, Roth IRAs, SIMPLE IRAs, or SEP IRAs that you own, to the extent permitted under federal tax law.

Generally, if the Owner dies before required minimum distributions have begun, the entire interest of the Owner must be distributed by December 31st of the year that is the fifth anniversary of the Owner’s death or over the life or life expectancy of the designated Beneficiary if such distributions begin no later than December 31st of the year after the date of the Owner’s death. If your spouse is your Beneficiary and your Contract permits, your spouse may delay the start of required minimum distributions until December 31st of the year in which you would have reached age 70 1/2. The spouse Beneficiary of an IRA may elect to roll over the death proceeds into his or her own IRA (or a Roth IRA and pay the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Non-spouse Beneficiaries may also be able to roll over death proceeds to an inherited IRA. If you die after required minimum distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code. Roth IRAs are not subject to the required minimum distributions rule while the Owner is alive. Distributions from a Roth IRA may be deferred until the death of the Owner.

Under final regulations issued by the Internal Revenue Service (“IRS”), the actuarial present value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any death benefits, such as the WTB rider, provided under your Contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution.

The taxation of the additional benefits provided by the rider offered in this Contract is complex. The IRS may disagree with the tax treatment generally described here, or the IRS may issue additional guidance regarding the taxation of these types of rider. Such IRS actions may result in adverse tax consequences for you or additional tax liability. You should consult your tax advisor prior to selecting any optional benefit rider under the Contract.

Tax Treatment of Withdrawals. To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), withdrawals will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.

In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distributions from certain qualified contracts. To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan; no tax penalty will be imposed. The following is a list of some of the distributions to which the tax penalty will not apply: (a) distributions made on after the date on which the Owner reaches ages 59 1/2; (b) distributions following the death or disability of the Owner as defined by the Code; (c) distributions made after separation from service after attainment of age 55; (d) distributions that are part of substantially equal periodic payments made not less frequently than annually for

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the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her beneficiary; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Section 213 of the Code to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to pay health insurance premiums for an unemployed Owner; (g) distributions made to pay qualified higher education expenses; (h) distributions made to an Owner for first time home purchases; (i) distributions due to an IRS levy; (j) “qualified reservist distributions”, as defined by the Code; and (k) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exception stated in (c) above does not apply to an IRA and Roth IRA. There may be other exceptions to the 10% tax penalty and additional conditions to the 10% penalty exceptions described above. Before you make a withdrawal, you should consult your tax advisor to determine the tax treatment of the withdrawal and whether the 10% penalty tax will apply.

WITHDRAWALS FOR INVESTMENT ADVISOR FEES

Withdrawals from non-qualified Contracts for the payment of investment advisor fees will be considered taxable distributions from the Contract by the IRS. The IRS has also held, however, that the payment of investment advisor fees from certain tax-qualified contracts need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details if you want to pay your investment adviser by withdrawing funds from this Contract.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment (or “amount received as an annuity”) is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined using an exclusion ratio in a manner that is designed to allow you to recover your after-tax investment in the Contract. The exclusion amount for annuity payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain) bears to the expected return under the Contract. For qualified Contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. If the annuity payments stop as a result of the Annuitant’s death before full recovery of the investment in the Contract, you should consult a competent tax adviser to determine whether the unrecovered investment in the Contract is deductible. Owners, Payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

As mentioned above, distributions prior to age 59 1/2 are subject to a 10% penalty tax, subject to certain exceptions. One exception is for distributions that are part of a series of substantially equal periodic payments (made not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary. Another is the “immediate annuity” exception, for annuity payments made pursuant to a partial or complete annuitization of your non-qualified Contract. Whether annuity payments made prior to age 59 1/2 satisfy either of these exceptions will depend on the manner in which such payments are made under the facts and circumstances of each case.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. In order to get annuity payment tax treatment for the portion of the Contract applied to the annuity payment, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped except by death or surrender (if permitted under the Contract). You should consult a competent tax advisor before deciding to annuitize all or a portion of your Contract Value.

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DEATH BENEFITS

Any death benefits paid under the Contract are generally taxable to the Beneficiary. The rules governing taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS

For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. However, these same options may not be available to surviving beneficiaries who are “civil union partners”, “domestic partners” or other similar relationships as recognized under the laws of certain states. These options are available only to a person defined as a “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, the administration of spousal rights and the related tax reporting for the Contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law are evolving and complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the Contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified Contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer. However, only one rollover is permitted during any one-year period.

If you exchange part of an existing contract for this Contract, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax-free exchange. Rather, the exchange may be treated as if you had made a taxable withdrawal from the existing contract and then purchased this Contract. Subject to certain exceptions, some or all of the amount exchanged into this Contract could be includible in your income and subject to the 10% tax described in the “Non-Qualified Contracts” section of this prospectus.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Rev. Proc. 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.

Before making an exchange, you should compare both Contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine that, after knowing all the facts, the exchange is in your best interest. Also, you should consult your tax advisor in connection with an exchange involving the Contract, especially if you anticipate making a withdrawal from either Contract.

A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange should consult with their tax advisor.

MULTIPLE CONTRACTS

All deferred non-qualified annuity Contracts that are issued by Symetra Life (or any affiliate) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

43

As a result, withdrawals from any such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a 1035 exchange will be considered issued in the year of the exchange. Also, all traditional IRAs you own will be treated as one IRA for tax purposes. You should consult a tax advisor prior to purchasing more than one annuity contract in any calendar year or owning more than one IRA.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions, however, from qualified retirement plans may be subject to a mandatory 20% withholding. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

AMERICAN TAXPAYER RELIEF ACT OF 2012

The American Taxpayer Relief Act: (1) permanently provides for a maximum federal estate tax rate, gift tax rate and generation skipping transfer tax rate of 40% with an inflation-adjusted $5 million lifetime unified estate and gift tax exclusion and a $5 million generation skipping transfer exclusion; (2) makes permanent “portability” between spouses which allows the estate of a decedent who is survived by a spouse to permit the surviving spouse to use the decedent’s unused $5 million lifetime exclusion; and (3) extends a number of generation skipping transfer provisions.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted 3.8% Medicare tax on investment income. Thus, in certain circumstances, a tax will be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to purchasing the Contract.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

44

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

SYMETRA LIFE INSURANCE COMPANY

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We established Symetra Resource Variable Account B under Washington law on February 6, 1986. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Symetra Life is taxed as a life insurance company under the Code. Under Washington law, the assets in the Separate Account are the property of Symetra Life. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life. However, the portion of the assets in the Separate Account equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Income, gains and losses, realized and unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the Contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the Contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the Contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

45

GENERAL ACCOUNT

All amounts allocated to an annuity option become part of our General Account. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. Assets in the General Account are not insulated from the claims of Symetra Life’s creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the Contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees. Interests in the General Account have not been registered under the Securities Act of 1933, as amended, nor is the General Account registered as an investment company under the Investment Company Act of 1940, as amended.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The Contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of SSI or broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products. Furthermore, we and SSI offer the Contracts through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products.

We do not pay commissions for the promotion and sale of Symetra True Variable Annuity Contracts.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

This Contract does not assess any sales charge. You indirectly pay for distribution expenses primarily, but not exclusively, through the mortality and expense risk charge and if applicable, the Sub-account fund facilitation fee. We may also pay for sales and distribution expenses out of any payments we receive from the underlying Portfolios or their investment advisors or affiliates for providing administrative, distribution and other services to the Portfolios.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the Contract to meet the requirements of applicable federal or state laws or regulations. Only an authorized officer of Symetra Life may change the Contract. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the Contract, or on SSI’s ability to perform under its principal underwriting agreement.

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RIGHT TO SUSPEND TRANSFERS OR WITHDRAWALS

We may be required to suspend or postpone payment of transfers, withdrawals, and benefits from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an SEC declared emergency exists such that disposal of or determination of the value of the Sub-accounts is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Purchase Payment and/or “freeze” your Contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your Contract to government regulators.

REDUCTION OF CHARGES

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain Contracts. For example, sales expenses are expected to be less when Contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges.

We may also take such action in connection with Contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Symetra True Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Resource Variable Account B are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

Services

Purchase of Contracts

Underwriter

Financial Statements

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(cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated May 1, 2013, for this prospectus, please complete this form, detach and mail to:

Symetra Life Insurance Company

PO Box 758545

Topeka, KS 66675

Please send me a free copy of the Statement of Additional Information for the Symetra True Variable Annuity at the following address:

Name:

Mailing Address:

APPENDIX A: ACCUMULATION UNIT VALUE HISTORY

Accumulation Unit Value History

Except for Sub-accounts which were not offered under the contract as of December 31, 2012, the following table includes Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

	Year	Value	Units
AllianceBernstein VPS Real Estate Investment Portfolio – Class A
May 7, 2012 value (initial public offering) $10.000	2012	$10.777	1,022

AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A
May 7, 2012 value (initial public offering) $10.000	2012	$11.394	—

AllianceBernstein VPS Small Cap Growth Portfolio – Class A
May 7, 2012 value (initial public offering) $10.000	2012	$10.569	3,296

American Century VP Mid-Cap Value Fund
May 7, 2012 value (initial public offering) $10.000	2012	$11.004	1,109

American Century VP Value Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.891	—

BlackRock Capital Appreciation V.I. Fund Class I
May 7, 2012 value (initial public offering) $10.000	2012	$10.636	1,009

BlackRock Global Allocation V.I. Fund Class I
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	3,997

BlackRock High Yield V.I. Fund Class I
May 7, 2012 value (initial public offering) $10.000	2012	$10.897	1,774

Calvert VP EAFE International Index Portfolio – Class I
May 7, 2012 value (initial public offering) $10.000	2012	$11.742	—

Calvert VP Russell 2000 Small Cap Index Portfolio – Class I
May 7, 2012 value (initial public offering) $10.000	2012	$11.007	—

Columbia Mid Cap Growth Opportunity Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$10.404	4,938

Columbia VP Small Cap Value Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.158	1,829

Columbia VP Income Opportunities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$10.926	6,630

Columbia VP International Opportunity Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.598	—

Delaware VIP Smid Cap Growth Series, Standard Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.263	6,664

Delaware VIP Emerging Markets Series, Standard Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.592	680

Delaware VIP International Value Equity Series, Standard Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.508	279

	Year	Value	Units
Delaware VIP Small Cap Value Series, Standard Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.945	3,874

DFA VA Global Bond Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.185	—

DFA VA International Small Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.667	2,695

DFA VA International Value Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.904	—

DFA VA Short -Term Fixed Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.003	6,716

DFA VA U.S. Large Value Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.482	3,375

DFA VA U.S. Targeted Value
May 7, 2012 value (initial public offering) $10.000	2012	$11.605	4,529

Dreyfus VIF – Appreciation Portfolio – Initial Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.389	440

Fidelity VIP Contrafund® Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.750	16,921

Fidelity VIP Energy Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.275	16,566

Fidelity VIP Financial Services Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.306	—

Fidelity VIP Investment Grade Bond Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.222	—

Fidelity VIP Mid Cap Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.808	—

Fidelity VIP Real Estate Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.573	—

Fidelity VIP Strategic Income Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.610	—

Fidelity VIP Technology Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.518	1,218

Franklin Rising Dividends Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$10.691	279

Franklin Strategic Income Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$10.787	8,869

Franklin U.S. Government Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$10.057	932

Mutual Global Discovery Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.051	5,809

	Year	Value	Units
Mutual Shares Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.061	—

Templeton Developing Markets Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.438	5,748

Templeton Foreign Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.993	1,815

Templeton Global Bond Securities Fund – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$11.082	10,907

Invesco V.I. Core Equity Fund (Series I Shares)
May 7, 2012 value (initial public offering) $10.000	2012	$10.860	—

Invesco V.I. Global Real Estate Fund (Series I Shares)
May 7, 2012 value (initial public offering) $10.000	2012	$11.501	2,785

Invesco V.I. International Growth Fund (Series I Shares)
May 7, 2012 value (initial public offering) $10.000	2012	$11.344	13,274

Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
May 7, 2012 value (initial public offering) $10.000	2012	$10.699	—

Invesco V.I. Small Cap Equity Fund (Series I Shares)
May 7, 2012 value (initial public offering) $10.000	2012	$11.216	697

Invesco V.I. Comstock Fund (Series I Shares)
May 7, 2012 value (initial public offering) $10.000	2012	$11.156	—

Janus Aspen Enterprise Portfolio – Institutional Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.837	1,515

Janus Aspen Flexible Bond Portfolio – Institutional Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.320	8,834

Janus Aspen Overseas Portfolio – Institutional Shares
May 7, 2012 value (initial public offering) $10.000	2012	$11.397	—

Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.824	3,951

JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1
May 7, 2012 value (initial public offering) $10.000	2012	$10.961	9,276

MFS® Growth Series – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.763	1,210

MFS® Utilities Series – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.099	35,723

MFS® International Growth Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.475	1,219

MFS® International Value Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.309	6,519

MFS® Government Securities Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.051	1,564

	Year	Value	Units
MFS® New Discovery Portfolio – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.084	—

PIMCO All Asset Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.975	636

PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.909	14,273

PIMCO Emerging Markets Bond Portfolio– Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.978	38,027

PIMCO EqS Pathfinder Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.712	—

PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.484	—

PIMCO Global Bond Portfolio (Unhedged) – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.238	—

PIMCO Global Multi-Asset Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.688	279

PIMCO Long-Term US Government Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$9.777	—

PIMCO Low Duration Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.266	15,393

PIMCO Real Return Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.235	13,951

PIMCO Total Return Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.426	15,889

PIMCO Unconstrained Bond Portfolio – Institutional Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.391	1,604

Pioneer Fund VCT Portfolio – Class I Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.681	—

Pioneer Growth Opportunities VCT Portfolio – Class I Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.231	—

Pioneer Strategic Income VCT Portfolio – Class I Shares
May 7, 2012 value (initial public offering) $10.000	2012	$10.654	7,481

Royce Capital Fund Micro-Cap Portfolio – Investment Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.726	1,455

Royce Capital Fund Small-Cap Portfolio – Investment Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.038	1,267

Sentinel Variable Products Bond Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.282	—

Sentinel Variable Products Common Stock Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.862	—

	Year	Value	Units
Sentinel Variable Products Small Company Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.777	—

Symetra DoubleLine Emerging Markets Income Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.539	34,965

Symetra DoubleLine Total Return Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.685	50,538

Symetra DFA International CORE Equity Fund
May 7, 2012 value (initial public offering) $10.000	2012	$11.803	791

Symetra Yacktman Focused Fund
May 7, 2012 value (initial public offering) $10.000	2012	$10.528	71,600

T. Rowe Price Blue Chip Growth
May 7, 2012 value (initial public offering) $10.000	2012	$10.506	12,975

T. Rowe Price New America Growth Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.715	5,387

T. Rowe Price Equity Income Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.033	4,531

T. Rowe Price Health Sciences Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.915	19,131

T. Rowe Price International Stock Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.412	139

Van Eck VIP Global Hard Assets Fund – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$11.253	2,180

Van Eck VIP Multi-Manager Alternatives Fund – Initial Class
May 7, 2012 value (initial public offering) $10.000	2012	$10.049	3,223

Vanguard VIF – Balanced Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.658	—

Vanguard VIF – Capital Growth Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.028	4,942

Vanguard VIF – Equity Income Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.709	17,076

Vanguard VIF – Equity Index Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.697	2,121

Vanguard VIF – High Yield Bond Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.826	127,896

Vanguard VIF – International Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$11.658	1,247

Vanguard VIF – Mid-Cap Index Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.923	1,659

Vanguard VIF – Money Market Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$9.976	36,148

	Year	Value	Units
Vanguard VIF – REIT Index Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.478	7,189

Vanguard VIF – Short-Term Investment-Grade Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.202	3,216

Vanguard VIF – Small Company Growth Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.943	—

Vanguard VIF – Total Bond Market Index Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.122	35,163

Vanguard VIF – Total Stock Market Index Portfolio
May 7, 2012 value (initial public offering) $10.000	2012	$10.772	6,627

APPENDIX B: PORTFOLIO INFORMATION

You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Contract Maintenance Office. You should read those prospectuses carefully before investing. If you have received a summary prospectus for any of the Portfolios listed in Appendix B, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

THE SUB-ACCOUNTS INVEST IN THE FOLLOWING PORTFOLIOS

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Real Estate Investment Portfolio – Class A	Total return from long-term growth of capital and income.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A	Long-term growth of capital.	AllianceBernstein LP
THE FOLLOWING ALLIANCEBERNSTEIN PORTFOLIO IS ONLY AVAILABLE IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE JANUARY 31, 2013.
AllianceBernstein VPS Small Cap Growth Portfolio – Class A	Long-term growth of capital.	AllianceBernstein LP
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio	Investment results that correspond generally with Alerian Energy Infrastructure Index.	ALPS Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Mid-Cap Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series
American Funds Insurance Series Growth-Income Fund – Class 1	To achieve long-term growth of capital and income.	Capital Research and Management Company
American Funds Insurance Series Growth Fund – Class 1	To provide growth of capital.	Capital Research and Management Company
American Funds Insurance Series International Fund – Class 1	To provide long-term growth of capital.	Capital Research and Management Company
American Funds Insurance Series New World Fund – Class 1	To provide long-term capital appreciation.	Capital Research and Management Company

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Funds Insurance Series Global Growth & Income Fund – Class 1	To provide long-term growth of capital while providing current income.	Capital Research and Management Company
Blackrock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund Class I	The fund seeks long-term growth of capital.	BlackRock Advisors, LLC Sub-advised by BlackRock Investment Management, LLC
BlackRock Global Allocation V.I. Fund Class I	The fund seeks high total investment return.	BlackRock Advisors, LLC Sub-advised by BlackRock Investment Management, LLC and BlackRock International Limited
BlackRock High Yield V.I. Fund Class I	The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC Sub-advised by BlackRock Financial Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio – Class I	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio – Class I	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc.
Columbia Funds Variable Insurance Trust
Columbia Mid Cap Growth Opportunity Fund – Class 1	The Fund seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Effective April 26, 2013, the Columbia Mid Cap Growth Fund was merged into the Columbia Mid Cap Growth Opportunity Fund. As a result of the merger, Class 1 shares of the Columbia Mid Cap Growth Opportunity Fund are available to Contract Owners.
Columbia VP Small Cap Value Fund – Class 1	The Fund seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Columbia VP Income Opportunities Fund – Class 1	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia VP International Opportunity Fund – Class 1	The Fund seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Delaware VIP Trust
Delaware VIP Smid Cap Growth Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Delaware VIP Emerging Markets Series, Standard Class	Seeks long-term capital appreciation.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Delaware VIP International Value Equity Series, Standard Class	Seeks long-term growth without undue risk to principal.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Delaware VIP Small Cap Value Series, Standard Class	Seeks capital appreciation.	Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.
Dimensional Fund Advisors
VA Global Bond Portfolio	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
VA International Small Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA International Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA Short -Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
VA U.S. Large Value Portfolio	Long-term capital appreciation.	Dimensional Fund Advisors LP
VA U.S. Targeted Value	Long-term capital appreciation.	Dimensional Fund Advisors LP

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF – Appreciation Portfolio – Initial Shares	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
DWS Variable Series II
DWS Alternative Asset Allocation VIP – Class A Shares	The fund seeks capital appreciation.	Deutsche Investment Management Americas Inc. QS Investors, LLC is the sub-adviser to the fund
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio – Initial Class	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity VIP Energy Portfolio – Initial Class	Fidelity VIP Energy Portfolio seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity VIP Financial Services Portfolio – Initial Class	Fidelity VIP Financial Services Portfolio seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity VIP Investment Grade Bond Portfolio – Initial Class	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company (FMR)
Fidelity VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company (FMR)
Fidelity VIP Real Estate Portfolio – Initial Class	Fidelity VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR)
Fidelity VIP Strategic Income Portfolio – Initial Class	Fidelity VIP Strategic Income Portfolio seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity VIP Technology Portfolio – Initial Class	Fidelity VIP Technology Portfolio seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund – Class 1	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Franklin Rising Dividends Securities Fund – Class 1	Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies that have paid rising dividends.	Franklin Advisory Services, LLC
Franklin Strategic Income Securities Fund – Class 1	Seeks a high level of current income, with capital preservation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.	Franklin Advisers, Inc.
Franklin U.S. Government Fund – Class 1	Seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Mutual Global Discovery Securities Fund – Class 1	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund – Class 1	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund – Class 1	Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund – Class 1	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Templeton Global Bond Securities Fund – Class 1	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced Risk Allocation Fund (Series I Shares)	The fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund (Series I Shares)	The fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series I Shares)	The fund’s investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Invesco V.I. International Growth Fund (Series I Shares)	The fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)	The fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund (Series I Shares)	The fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund (Series I Shares)	The fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Effective April 29, 2013, the Invesco Van Kampen V.I. Comstock Fund has changed its name to Invesco V.I. Comstock Fund.
Janus Aspen Series
Janus Aspen Enterprise Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio – Institutional Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Janus Aspen Perkins Mid Cap Value Portfolio – Institutional Shares	Seeks capital appreciation.	Janus Capital Management LLC (Perkins Investment Management LLC is Subadviser)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly–owned subsidiary of JPMorgan Chase & Co.
The Merger Fund VL
The Merger Fund VL	The Fund seeks to achieve capital growth by engaging in merger arbitrage.	Westchester Capital Management, LLC
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Initial Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS® International Growth Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® International Value Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Government Securities Portfolio – Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® New Discovery Portfolio – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio – Institutional Class	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC Sub-advised by Research Affiliates LLC
The PIMCO All Asset Portfolio is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities.
PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
PIMCO Emerging Markets Bond Portfolio– Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO EqS Pathfinder Portfolio™ – Institutional Class	The Portfolio seeks capital appreciation.	Pacific Investment Management Company LLC
PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged) – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Portfolio – Institutional Class	The Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC
PIMCO Long-Term U.S. Government Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio – Institutional Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio – Institutional Class	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Unconstrained Bond Portfolio – Institutional Class	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio – Class I Shares	Reasonable income and capital growth.	Pioneer Investment Management, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Strategic Income VCT Portfolio – Class I Shares	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below. FURTHERMORE, THE PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO IS ONLY AVAILABLE TO YOU IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2013.
Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares	The Portfolio seeks long-term capital growth.	Pioneer Investment Management, Inc.
Royce Capital Fund
Royce Capital Fund Micro-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund Small-Cap Portfolio – Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Sentinel Variable Products Trust
Sentinel Variable Products Bond Fund	The Fund seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	The Fund seeks growth of capital.	Sentinel Asset Management, Inc.
Symetra Mutual Funds Trust
Symetra DoubleLine Total Return Fund	The Fund seeks total return through both income and capital appreciation.	Symetra Investment Management, Inc. Sub-advised by DoubleLine Capital LP
Symetra DoubleLine Emerging Markets Income Fund	The Fund seeks total return through both income and capital appreciation.	Symetra Investment Management, Inc. Sub-advised by DoubleLine Capital LP
Symetra Yacktman Focused Fund	The Fund seeks long-term capital appreciation and, to a lesser extent, income.	Symetra Investment Management, Inc. Sub-advised by Yacktman Asset Management Co.
T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth Portfolio	Long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
T. Rowe Price New America Growth Portfolio	Long-term growth of capital by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio	The fund’s objective is long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock Portfolio	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc.
Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund – Initial Class	The Van Eck VIP Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Van Eck VIP Multi-Manager Alternatives Fund – Initial Class	The Van Eck VIP Multi-Manager Alternatives Fund seeks to achieve consistent absolute (positive) returns in various market cycles.	Van Eck Associates Corporation
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF – Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF – Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard VIF – Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP and The Vanguard Group, Inc.
Vanguard VIF – Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard VIF – High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF – International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, and Schroder Investment Management North America Inc.
Vanguard VIF – Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF – Money Market Portfolio	The Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.	The Vanguard Group, Inc.
Vanguard VIF – REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF – Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF – Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	Granahan Investment Management, Inc. and The Vanguard Group, Inc.
Vanguard VIF – Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF – Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
Virtus Variable Insurance Trust
Virtus International Series Class 1	High total return consistent with reasonable risk.	Virtus Investment Advisers, Inc. Sub-Advised by Aberdeen Asset Management

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Virtus Premium AlphaSector Series Class 1	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Sub-Advised by Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series Class 1	Capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc. Sub-Advised by Duff & Phelps Investment Management Co.
Virtus Multi-Sector Fixed Income Series Class 1	Long-term total return.	Virtus Investment Advisers, Inc. Sub-Advised by Newfleet Asset Management, LLC
Virtus Small-Cap Growth Series Class 1	Long-term capital growth.	Virtus Investment Advisers, Inc. Sub-Advised by Kayne Anderson Rudnick Investment Management LLC

APPENDIX C: STATE VARIATIONS

The following information is a summary of the states where Symetra True Variable Annuity Contracts or certain features and/or benefits vary from the Contract’s features and benefits as previously described in this prospectus. Certain provisions of the Contract may be different from the general description in this prospectus due to variations required by state law. The state in which your Contract is issued also governs whether or not certain riders, options, charges or fees are available or will vary under your Contract. Any state variations will be included in your Contract or in riders or endorsements attached to your Contract.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
Arizona	See “Right To Examine” under “Section 2-Purchase”.	If you reside in Arizona and you are 65 years of age or older on the Contract Date or your Contract is a replacement of another insurance or annuity contract, you may return the Contract within 30 days from the date you received it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
California	See “Right To Examine” under “Section 2-Purchase”.	If you reside in California and you are age 60 or older, you may return the Contract within 30 days from the date you received it. During that 30-day period, your money will be placed in the money-market Sub-account, unless you direct that Purchase Payments be invested in a stock or bond Sub-account underlying the Contract during the 30-day period. If you do not direct that the Purchase Payments be invested in a stock or bond Sub-account, and if you return the Contract within the 30-day period, you will be entitled to a refund of the Purchase Payments plus any fees or charges deducted under the Contract. If you direct that the Purchase Payments be invested in a stock or bond Sub-account during the 30-day period, and if you return the Contract during that period, you will be entitled to a refund of the Contract Value, which could be less than the Purchase Payments you paid for the Contract.
	See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.

The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or

•    in the case of joint Owners, either Owner; or

•    in the case of a non-natural Owner, the original Annuitant; or

•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or

•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullet regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
Connecticut	See “Right To Examine” under “Section 2- Purchase”.	If you reside in Connecticut and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.
	See “Optional Death Benefit Rider: Wealth Transfer Benefit” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The WTB Rider will not terminate if you assign the Contract or add or replace an Owner to the Contract. Adding an Owner to, assigning, or transferring the Contract will not change the life on which the WTB rider is based. The WTB rider charge will continue to be based on the life of the original Owner used to determine the WTB rider charge. In the case of a non-natural Owner, the WTB rider charge will continue to be based on the life of the original Annuitant used to determine the WTB rider charge.
See “WTB Rider Calculation” under “Section 8-Death Benefit and Optional Death Benefit Rider”.

The third sentence of this paragraph is deleted and replaced with the following:

Any applicable WTB Additional Benefit will be added to the Contract Value when we receive due proof of death of the:

•    original Owner; or

•    in the case of joint Owners, either Owner; or

•    in the case of a non-natural Owner, the original Annuitant; or

•    in the case of a non-natural Owner with joint Annuitants, either Annuitant.

The WTB rider will terminate and no WTB Additional Benefit will be paid if the Contract is fully annuitized, terminated, or we are notified of the death of the new owner, or, in the case of joint Owners, the death of the first of either new owner prior to:

•    notification of the death of the original Owner (or the first Owner to die if originally owned by joint Owners); or

•    in the case of a non-natural original Owner, notification of death of the original Annuitant (or the death of the first Annuitant in the case of joint Annuitants).

	See “WTB Rider Termination” under “Section 8-Death Benefit and Optional Death Benefit Rider”.	The fourth and fifth bullet regarding assignment of the Contract and the change of ownership as a trigger for termination of the WTB Rider are deleted.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
Delaware	See “Right To Examine” under “Section 2-Purchase”.	If you reside in Delaware and your Contract is a replacement of another insurance or annuity contract, you may return it within 20 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.
District of Columbia	See “Right To Examine” under “Section 2-Purchase”.	If you reside in the District of Columbia and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.
Florida	See “Right To Examine” under “Section 2-Purchase”.	If you reside in Florida, you may return the Contract within fourteen days from the date you receive it. If you are sixty-five years of age or older on the Contract Date, you may return the Contract within twenty-one days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

See “Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.

The sentence under this paragraph is replaced with the following:

If you die during the Accumulation Phase and the WTB rider is not in effect, your Contract provides you with a death benefit equal to your Contract Value as of the Business Day the death benefit is paid plus any applicable interest.

Montana	Features based on sex	If you reside in Montana, all features and charges where the sex of the Owner or Annuitant would be a factor will be based upon uni-sex rates.
See “Payment of Death Benefit” under “Section 8-Death Benefit and Optional Death Benefit Amount”.

The first paragraph under this section is replaced with the following:

We will pay the death benefit within 60 days of receipt of due proof of death in Good Order at our Contract Maintenance Office. The Contract Value will be subject to investment performance and applicable charges until the date the death benefit is paid. If we postpone payment of the death benefit for 30 days or more after we receive due proof of death, we will pay interest on the death benefit amount from the 30th day until the death benefit is paid.

STATE	FEATURE OR BENEFIT	VARIATION OR AVAILABILITY
North Dakota	See “Right To Examine” under “Section 2-Purchase”.	If you reside in North Dakota, you may return your Contract, including a Contract that is a replacement of another insurance or annuity contract, within 20 days from the date that you receive it and receive a refund of the Contract Value plus any fees or charges deducted under the Contract.
South Dakota	See “Right To Examine” under “Section 2-Purchase”.	If you reside in South Dakota and your Contract is a replacement of another insurance or annuity contract, you may return it within 10 days from the date you received it. When we receive the Contract, we will refund the Contract Value plus any fees or charges deducted under the Contract.

APPENDIX D: WTB RIDER EXAMPLE

The following is a hypothetical projection of Contract Values with resulting WTB Additional Benefits and WTB rider charges. The chart also shows the impact of certain transactions and Sub-account performance on the WTB rider, WTB rider charges, and Contract Value, including the impact of WTB Threshold Cap, and provides more detailed explanations of each such event.

The hypothetical projections shown below and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future performance. Actual investment performance of the Portfolios may vary depending on a number of factors, including the investment allocations by the Contract Owner and different investment rates of return for the Portfolios. The WTB Additional Benefit and Contract Value for a Contract would be different from those shown if the actual investment performance of the Portfolios fluctuated above or below the assumptions used, if more withdrawals or Purchase Payments were made to the Contract, or if a Contract Owner did not match the assumptions below for our representative Contract Owner. No representation can be made by Symetra Life that these assumed projections can be achieved for any one Contract.

ASSUMPTIONS:
Contract Owner Sex:				Male					WTB Rider Charge Rates
Date of Birth:				March 13, 1937					Attained Age 75:		5.4619%
Contract Date:				May 4, 2012					Attained Age 76:		6.0240%
WTB Threshold Cap:				$1,000,000
Explanatory Note	Date	Contract Value Before Transactions	Purchase Payments	Withdrawals	WTB Threshold after Transactions	Purchase Payments Covered Uncovered		Total Contract Value after Transactions	Contract Value Covered Uncovered		WTB Earnings	WTB Gain	WTB Additional Benefit	WTB Benefit Base	WTB Rider Charge
1	05/04/12	-	$750,000	-	$750,000	$750,000	-	$750,000	$750,000	-	-	-	-	$750,000	-
2	06/04/12	$775,000	-	-	750,000	750,000	-	775,000	775,000	-	$25,000	$25,000	$12,500	787,500	$56.89
	7/5/2012	765,000	-	-	750,000	750,000	-	765,000	765,000	-	15,000	15,000	7,500	772,500	34.14
	8/6/2012	750,000	-	-	750,000	750,000	-	750,000	750,000	-	-	-	-	750,000	-
	9/4/2012	740,000	-	-	750,000	750,000	-	740,000	740,000	-	-	-	-	740,000	-
	10/4/2012	755,000	-	-	750,000	750,000	-	755,000	755,000	-	5,000	5,000	2,500	757,500	11.38
3	10/16/2012	740,000	500,000	-	1,250,000	1,000,000	$250,000	1,240,000	992,000	$248,000	-	-	2,500	1,242,500	-
	11/5/2012	1,240,000	-	-	1,250,000	1,000,000	250,000	1,240,000	992,000	248,000	-	-	-	1,240,000	-
	12/4/2012	1,250,000	-	-	1,250,000	1,000,000	250,000	1,250,000	1,000,000	250,000	-	-	-	1,250,000	-
	1/4/2013	1,240,000	-	-	1,250,000	1,000,000	250,000	1,120,000	992,000	248,000	-	-	-	1,240,000	-
4	1/23/2013	1,230,000	-	110,000	1,140,000	912,000	228,000	1,130,000	896,000	224,000	-	-	-	1,120,000	-
	2/4/2013	1,130,000	-	-	1,140,000	912,000	228,000	1,160,000	904,000	226,000	-	-	-	1,130,000	-
	3/4/2013	1,160,000	-	-	1,140,000	912,000	228,000	1,150,000	928,000	232,000	20,000	16,000	8,000	1,168,000	36.41
5	4/4/2013	1,150,000	-	-	1,140,000	912,000	228,000	950,000	920,000	230,000	10,000	8,000	4,000	1,154,000	20.08
6	4/24/2013	1,170,000	-	220,000	950,000	760,000	190,000	950,000	760,000	190,000	-	-	4,000	954,000	-
	5/6/2013	950,000	-	-	950,000	760,000	190,000	950,000	760,000	190,000	-	-	-	950,000	-
	6/4/2013	960,000	-	-	950,000	760,000	190,000	960,000	768,000	192,000	10,000	8,000	4,000	964,000	20.08
	7/5/2013	950,000	-	-	950,000	760,000	190,000	950,000	760,000	190,000	-	-	-	950,000	-
7	7/15/2013	955,000	300,000	-	1,250,000	1,000,000	250,000	1,255,000	1,004,000	251,000	5,000	4,000	-	1,255,000	-

Explanatory Notes:

1	On 5/4/2012, the initial $750,000 Purchase Payment is applied to the Contract. The WTB Threshold is $750,000. Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Purchase Payment is covered.

2	On 6/4/2012, the Contract Value is equal to $775,000 (as shown under the “Contract Value Before Transactions” column). Because the WTB Threshold is below the WTB Threshold Cap of $1,000,000, the entire Contract Value is covered. The WTB Gain is equal to the Contract Value (as shown under the “Contract Value – Covered” column) less the WTB Threshold, which in this instance is the same as the covered Purchase Payments. ($775,000 - $750,000 = $25,000)

To determine the WTB Benefit Base, the Contract Value is added to 50% of the WTB Gain. ($775,000 + (.50 x $25,000) = $787,500). The WTB Additional Benefit is the WTB Benefit Base minus the Contract Value. ($787,500 - $775,000 = $12,500)

The rider charge for that Contract Month is determined by taking the WTB Additional Benefit and multiplying it by the WTB Charge Rate and then dividing it by 12. ($12,500 x 0.054619 / 12 = $56.89)

3	On 10/16/2012, an additional Purchase Payment of $500,000 is applied to the Contract. The new WTB Threshold is equal to the WTB Threshold shown for 10/4/2012 plus the additional Purchase Payment. ($750,000 + $500,000 = $1,250,000)

Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion of the Purchase Payment is equal to the WTB Threshold Cap less the current covered Purchase Payment amount ($1,000,000 - $750,000 = $250,000). The uncovered Purchase Payment amount is increased by the remaining $250,000.

The Contract Value is also divided into covered and uncovered portions based on the ratio of the covered Purchase Payments to the uncovered Purchase Payments. The ratio of covered Purchase Payment to uncovered Purchase Payments is $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column “Total Contract Value after Transactions”) is divided in the same 4 to 1 ratio, which results in the following percentage allocation of Contract Value:

80% is covered and 20% is uncovered.

($1,240,000 x 80% = $992,000)

($1,240,000 x 20% = $248,000)

The WTB Additional Benefit for a death occurring anytime during this Contract Month remains $2,500. The WTB Additional Benefit remains constant for the entire Contract Month regardless of any transactions during the Contract Month, and regardless of any changes in the Contract Value.

4	On 1/23/2013, a withdrawal of $110,000 is made from the Contract. The Contract Value before the withdrawal was equal to $1,230,000 (as shown in the column “Contract Value Before Transactions”). The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The excess of the Contract Value over the WTB Threshold before the withdrawal equals the Contract Value (as shown in the column “Contract Value Before Transactions”) less the WTB Threshold prior to the transaction, which is shown under the “WTB Threshold After Transactions” column for the 1/4/2013 date. ($1,230,000 - $1,250,000 = -$20,000)

Because the result is a negative number, the WTB Earnings are equal to zero. Because WTB Earnings are equal to zero, the withdrawal reduces the WTB Threshold by the entire withdrawal amount. ($1,250,000 - $110,000 = $1,140,000)

The reduction in the WTB Threshold of $110,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($1,000,000 / $1,250,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by the amount of the withdrawal multiplied by 80%. ($110,000 x 80% = $88,000)

The new covered Purchase Payment amount is the WTB Threshold Cap adjusted for the withdrawal. ($1,000,000 - $88,000 = $912,000)

Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal amount. The new uncovered Purchase Payment amount is $228,000.

5	On 4/4/2013, the Contract Owner’s WTB rider charge increased because the Contract Owner’s attained age increased to age 76 on 3/13/2013, and 4/4/2013 is the first Business Day of the next Contract Month following the Contract Owner’s birthday. Thus, the WTB rider charge calculations in the following 12 Contract Months will be based on age 76 (6.0240% in this example). Thus, the WTB rider charge calculation for 4/4/2013 is $4,000 (WTB Additional Benefit) x .060240/12= $20.08.

6	On 4/24/2013, a $220,000 withdrawal is made from the Contract. The Contract Value just before the withdrawal equals $1,170,000. The WTB Threshold just before the withdrawal equals $1,140,000. The withdrawal first reduces any WTB Earnings to zero, and then reduces the WTB Threshold.

The WTB Earnings equal the amount by which your covered Contract Value exceeds the WTB Threshold. We use the WTB Threshold prior to the transaction which is shown under the 4/4/2013 date. ($1,170,000 - $1,140,000 = $30,000)

Because the withdrawal was greater than the WTB Earnings, the WTB Earnings are reduced to zero. Thus the excess withdrawal reduces the WTB Threshold. The reduction to the WTB Threshold is equal to the withdrawal amount minus the WTB Earnings. ($220,000 - $30,000 = $190,000)

The new WTB Threshold is thus equal to $1,140,000 - $190,000 = $950,000.

The reduction in the WTB Threshold of $190,000 must now be divided into covered and uncovered portions of Purchase Payments. The reduction applies proportionally based on the covered and uncovered Purchase Payment amounts prior to the withdrawal. Prior to the withdrawal, the covered Purchase Payment amount represented 80% ($912,000 / $1,140,000) of the total WTB Threshold. Thus, the covered Purchase Payment amount is reduced by $152,000 ($190,000 x 80%). The new covered Purchase Payment amount is $912,000 - $152,000 = $760,000. Similarly, the uncovered Purchase Payment amount is reduced by 20% of the withdrawal. The new uncovered Purchase Payment amount is $190,000.

Although the withdrawal depleted all the WTB Earnings, the WTB Additional Benefit for a death anytime this Contract Month remains $4,000. The WTB Additional Benefit is calculated on the first Business Day of the Contract Month. In this case the first Business Day is 4/4/2013 and the WTB Additional Benefit remains constant for the entire Contract Month. It is recalculated for the next Contract Month on the first Business Day of the following Contract Month which is 5/6/2013.

7	On 7/15/2013, a $300,000 Purchase Payment is applied. The new WTB Threshold is equal to $1,250,000 ($950,000 + $300,000). Any additional Purchase Payment is applied first to the covered Purchase Payment amount, up to the $1,000,000 WTB Threshold Cap, then the uncovered amount. Thus, the amount applicable to the covered portion is the WTB Threshold Cap minus the current covered amount. ($1,000,000 - $760,000 = $240,000)

The remaining amount of $60,000 increases the uncovered Purchase Payment amount. The Contract Value is divided into covered and uncovered portions, based on the new ratio of the covered Purchase Payments to the uncovered payments. The ratio of covered Purchase Payment to uncovered Purchase Payment is: $1,000,000 / $250,000, resulting in a 4 to 1 ratio.

The Contract Value (as shown under the column Total Contract Value after Transactions) is divided in the same 4 to 1 ratio.

80% is covered, the other remaining 20% is uncovered.

($1,255,000 x 80% = $1,004,000)

($1255,000 x 20% = $251,000)

The total death benefit is equal to the Contract Value on the Business Day the death benefit is paid, plus any WTB Additional Benefit at the beginning of the Contract Month of the date of death. In addition, any WTB rider charges deducted after the date of death will be refunded. If the Contract Owner died any time on or after June 4, 2012 through July 4, 2012 and Symetra Life received due proof of death to pay the death benefit on 10/4/2012, the total death benefit would be equal to the Contract Value as of the Business Day we pay the death benefit plus the WTB Additional Benefit as of the date of death. ($755,000 + $12,500 = $767,500.) In addition, the July through October WTB rider charges, equal to $45.52 ($34.14 + $11.38) would be refunded. The total death benefit paid would be equal to the death benefit plus the refunded WTB rider charges. ($767,500 + $45.52 = $767,545.52)

If the Contract Owner had died any time on or after May 6, 2013 through June 3, 2013, and Symetra Life received proof of death to pay the death benefit on 6/4/2013, the total death benefit would be equal to the Contract Value as of 6/4/2013 plus the WTB Additional Benefit as of 5/6/2013. ($960,000 + $0 = $960,000). In addition, the June WTB rider charge, equal to $20.08, would be refunded. The total death benefit would be equal to the death benefit plus any refunded WTB rider charges. ($960,000 + $20.08 = $960,020.08)

APPENDIX E: TABLE OF CURRENT ANNUAL CHARGE RATES FOR THE WTB RIDER

The following table shows the current annual rates used for the WTB rider calculations. For a Table of Maximum Rates please see your Contract. The rates shown are per $1,000 of WTB Additional Benefit. To obtain the current WTB rates for attained ages 34 and younger, please contact us at our Contract Maintenance Office.

T ABLE OF CURRENT RATES

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
35	1.134	0.922	1.870	35	1.091	2.062
36	1.187	0.993	1.975	36	1.148	2.153
37	1.259	1.054	2.109	37	1.218	2.254
38	1.350	1.106	2.271	38	1.302	2.391
39	1.435	1.168	2.427	39	1.382	2.528
40	1.549	1.239	2.602	40	1.487	2.703
41	1.685	1.320	2.789	41	1.612	2.911
42	1.850	1.414	3.016	42	1.763	3.143
43	2.047	1.526	3.283	43	1.942	3.427
44	2.264	1.659	3.582	44	2.143	3.752
45	2.499	1.812	3.909	45	2.361	4.120
46	2.733	1.995	4.255	46	2.586	4.523
47	2.928	2.211	4.582	47	2.784	4.922
48	3.080	2.451	4.887	48	2.954	5.309
49	3.274	2.722	5.262	49	3.163	5.741
50	3.528	3.022	5.731	50	3.427	6.202
51	3.854	3.361	6.296	51	3.755	6.699
52	4.251	3.739	6.962	52	4.149	7.299
53	4.713	4.139	7.721	53	4.598	8.009
54	5.291	4.560	8.635	54	5.145	8.881
55	5.935	5.037	9.652	55	5.755	9.880
56	6.599	5.553	10.711	56	6.390	10.959
57	7.239	6.095	11.766	57	7.010	12.119
58	7.873	6.657	12.870	58	7.630	13.341
59	8.617	7.235	14.122	59	8.341	14.677
60	9.522	7.841	15.558	60	9.186	16.131
61	10.625	8.507	17.212	61	10.202	17.754
62	11.906	9.212	19.054	62	11.367	19.613
63	13.301	9.954	21.038	63	12.631	21.701
64	14.746	10.765	23.128	64	13.950	24.009
65	17.333	12.447	26.385	65	16.355	27.536
66	18.936	13.488	28.701	66	17.846	30.252
67	20.603	14.646	31.146	67	19.412	33.091
68	22.357	15.929	34.525	68	21.071	37.082
69	24.321	17.331	37.481	69	22.923	40.360
70	26.607	18.913	40.864	70	25.068	43.994
71	29.387	20.712	44.848	71	27.652	48.141
72	32.635	22.679	49.400	72	30.644	52.864
73	36.039	24.826	54.270	73	33.796	58.017
74	39.700	27.185	59.589	74	37.197	63.820
75	43.695	29.758	65.384	75	40.908	70.298

E-1

Sex Specific Rates				Uni-Sex Rates
Attained Age	Male	Female	Joint	Attained Age	Unisex - Single Life	Unisex – Joint
	$	$	$		$	$
76	48.192	32.576	71.822	76	45.069	77.342
77	53.418	35.685	79.151	77	49.871	85.213
78	59.479	39.068	87.467	78	55.397	94.039
79	66.257	42.773	96.675	79	61.560	103.855
80	77.682	49.871	110.595	80	72.120	118.395
81	86.290	55.822	121.987	81	80.196	131.151
82	95.379	62.099	134.072	82	88.723	144.821
83	105.278	68.667	149.899	83	97.956	163.011
84	116.305	75.930	165.635	84	108.230	179.747
85	128.595	83.214	182.708	85	119.518	197.637
86	142.092	91.800	201.002	86	132.034	217.056
87	156.654	102.410	220.689	87	145.805	238.255
88	172.102	113.540	240.995	88	160.390	260.739
89	188.277	124.527	262.793	89	175.527	284.385
90	204.338	132.444	285.822	90	189.959	308.067
91	220.097	139.935	308.647	91	204.064	331.724
92	236.576	152.592	331.642	92	219.779	356.728
93	253.919	169.809	352.733	93	237.097	382.018
94	272.211	191.468	374.054	94	256.063	407.874
95	290.354	215.222	398.641	95	275.328	434.595

E-2

SYMETRA TRUE VARIABLE ANNUITY®

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

issued by

SYMETRA RESOURCE VARIABLE ACCOUNT B

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-457-9015 or write to Symetra Life Insurance Company, PO Box 758545, Topeka, Kansas 66675.

This SAI and the prospectus are both dated May 1, 2013.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957 and formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Resource Variable Account B (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.

Symetra Life will contribute the initial investment for the Portfolios offered under the Symetra Mutual Funds Trust. When contributed, Symetra Life’s contribution will represent 100% of the value of each Portfolio offered under the Symetra Mutual Funds Trust. Symetra Life may remove all or a portion of these amounts from one or more Portfolios when the selected Portfolio’s size is such that the redemption would not result in a material increase in the Portfolio’s expense ratio or when an expense limitation is in effect, and after consulting with Symetra Investment Management, Inc., Symetra Mutual Funds Trust’s investment manager, to ensure that the affected Portfolio would not be disrupted by the redemption. In any event, Symetra Life will not redeem more than 5% of a Portfolio’s outstanding shares on any single day.

Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The Contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the Contract will equal or exceed the Purchase Payments made under the Contract.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Symetra Resource Variable Account B as of December 31, 2012, and for each of the two years in the period ended December 31, 2012, appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

Service Providers

The administration and customer service for the Contracts is performed by se2, Inc. (“se2”), a Kansas company having its principal address and place of business at 5801 SW 6th Avenue, Topeka, Kansas 66636. se2 performs services in connection with the Contracts, including but not limited to: information technology application services; customer application processing; receipt of Purchase Payments; maintenance of customer service center; mailing; maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with Contract Owners, and all related administrative records. Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc, have no direct or indirect affiliated relationship with se2. Symetra Life entered into an agreement with se2 and the basis for the compensation to be paid to se2 is a combination of fixed fees and fees for service.

2

PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).

UNDERWRITER

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the Contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2012, 2011, and 2010 SSI received $80,652, $93,916, and $601,741 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

3

Annual Report

December 31, 2012

Symetra Resource Variable Account B

Symetra Resource Variable Account B

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Resource Variable Account B

We have audited the accompanying statements of assets and liabilities of Symetra Resource Variable Account B ("Separate Account") comprised of the sub-accounts described in Note 1, as of December 31, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Resource Variable Account B at December 31, 2012, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 30, 2013

1

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE[1]	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH[1]	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$10,560	$33,893	$506,430	$486,627	$12,021
Shares Owned	899	1,837	82,030	56,037	838
Investments, at Fair Value	$11,013	$34,839	$584,871	$500,420	$12,205
Total Assets	11,013	34,839	584,871	500,420	12,205
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$11,013	$34,839	$584,871	$500,420	$12,205
Resource Variable Account B
Net Assets			$584,871	$500,420
Accumulation Units Outstanding			41,594	45,607
Accumulation Unit Value			$14.062	$10.973
Symetra True Variable Annuity
Net Assets	$11,013	$34,839			$12,205
Accumulation Units Outstanding	1,022	3,296			1,109
Accumulation Unit Value	$10.777	$10.569			$11.004
	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	BLACKROCK CAPITAL APPRECIATION I1	BLACKROCK GLOBAL ALLOCATION I1	BLACKROCK HIGH YIELD I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$21,090	$118,224	$11,071	$42,819	$18,997
Shares Owned	2,124	23,165	1,262	2,663	2,587
Investments, at Fair Value	$22,618	$151,038	$10,729	$42,874	$19,242
Dividends Receivable	-	-	-	-	85
Total Assets	22,618	151,038	10,729	42,874	19,327
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$22,618	$151,038	$10,729	$42,874	$19,327
Resource Variable Account B
Net Assets	$22,618	$151,038
Accumulation Units Outstanding	1,902	9,788
Accumulation Unit Value	$11.894	$15.432
Symetra True Variable Annuity
Net Assets		$-	$10,729	$42,874	$19,327
Accumulation Units Outstanding		-	1,009	3,997	1,774
Accumulation Unit Value		$-	$10.636	$10.726	$10.897

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
2

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	COLUMBIA INCOME OPPORTUNITIES[1]	COLUMBIA MID CAP GROWTH[1]	COLUMBIA SMALL CAP VALUE[1]	DELAWARE VIP EMERGING MARKETS[1]	DELAWARE VIP INTL VALUE EQUITY SERIES[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$69,125	$49,874	$19,999	$7,171	$3,043
Shares Owned	6,892	6,273	1,325	397	318
Investments, at Fair Value	$72,438	$51,380	$20,410	$7,883	$3,208
Total Assets	72,438	51,380	20,410	7,883	3,208
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$72,438	$51,380	$20,410	$7,883	$3,208
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$72,438	$51,380	$20,410	$7,883	$3,208
Accumulation Units Outstanding	6,630	4,938	1,829	680	279
Accumulation Unit Value	$10.926	$10.404	$11.158	$11.592	$11.508
	Sub-Accounts
	DELAWARE VIP SMALL CAP VALUE[1]	DELAWARE VIP SMID CAP GROWTH[1]	DFA VA INTERNATIONAL SMALL PORTFOLIO[1]	DFA VA SHORT TERM FIXED PORTFOLIO[1]	DFA VA U.S. LARGE VALUE PORTFOLIO[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$41,294	$67,212	$31,285	$67,631	$38,157
Shares Owned	1,279	2,807	3,082	6,586	2,259
Investments, at Fair Value	$42,401	$68,395	$31,444	$67,179	$38,746
Total Assets	42,401	68,395	31,444	67,179	38,746
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$42,401	$68,395	$31,444	$67,179	$38,746
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$42,401	$68,395	$31,444	$67,179	$38,746
Accumulation Units Outstanding	3,874	6,664	2,695	6,716	3,375
Accumulation Unit Value	$10.945	$10.263	$11.667	$10.003	$11.482

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
3

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	DFA VA U.S. TARGETED VALUE[1]	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
ASSETS:
Investments in Underlying:
Investments, at Cost	$51,391	$252,150	$468,647	$235,249	$87,818
Shares Owned	4,022	7,564	38,070	20,670	2,885
Investments, at Fair Value	$52,563	$306,109	$596,935	$255,893	$95,878
Total Assets	52,563	306,109	596,935	255,893	95,878
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$52,563	$306,109	$596,935	$255,893	$95,878
Resource Variable Account B
Net Assets		$301,537	$596,935	$255,893	$95,878
Accumulation Units Outstanding		24,343	36,403	14,437	12,358
Accumulation Unit Value		$12.387	$16.398	$17.724	$7.758
Symetra True Variable Annuity
Net Assets	$52,563	$4,572
Accumulation Units Outstanding	4,529	440
Accumulation Unit Value	$11.605	$10.389
	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS GLOBAL INCOME BUILDER VIP A1	DWS INTERNATIONAL VIP A	FEDERATED HIGH INCOME BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$297,470	$62,805	$4,277,595	$4,397,423	$287,469
Shares Owned	11,514	5,795	191,260	414,838	45,834
Investments, at Fair Value	$367,274	$80,204	$4,571,130	$3,302,116	$328,631
Total Assets	367,274	80,204	4,571,130	3,302,116	328,631
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$367,274	$80,204	$4,571,130	$3,302,116	$328,631
Resource Variable Account B
Net Assets	$367,274	$80,204	$4,571,130	$3,302,116	$328,631
Accumulation Units Outstanding	22,891	14,576	173,104	198,172	13,204
Accumulation Unit Value	$16.045	$5.503	$26.407	$16.663	$24.889
Symetra True Variable Annuity
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
4

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY[1]	FIDELITY EQUITY- INCOME	FIDELITY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$110,137	$1,290,600	$186,269	$193,307	$451,954
Shares Owned	12,669	58,452	9,559	12,363	13,396
Investments, at Fair Value	$121,112	$1,545,441	$186,780	$246,509	$563,311
Total Assets	121,112	1,545,441	186,780	246,509	563,311
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$121,112	$1,545,441	$186,780	$246,509	$563,311
Resource Variable Account B
Net Assets	$121,112	$1,363,546		$246,509	$563,311
Accumulation Units Outstanding	6,030	65,604		14,918	69,814
Accumulation Unit Value	$20.083	$20.784		$16.524	$8.069
Symetra True Variable Annuity
Net Assets		$181,895	$186,780
Accumulation Units Outstanding		16,921	16,566
Accumulation Unit Value		$10.750	$11.275
	Sub-Accounts
	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY TECHNOLOGY[1]	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN INCOME SECURITIES FUND CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$446,565	$201,813	$13,200	$889,520	$286,456
Shares Owned	32,458	11,829	1,240	889,520	21,557
Investments, at Fair Value	$473,563	$257,869	$12,807	$889,520	$324,853
Total Assets	473,563	257,869	12,807	889,520	324,853
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$473,563	$257,869	$12,807	$889,520	$324,853
Resource Variable Account B
Net Assets	$473,563	$257,869		$889,520	$324,853
Accumulation Units Outstanding	39,327	24,185		84,268	22,650
Accumulation Unit Value	$12.042	$10.662		$10.556	$14.342
Symetra True Variable Annuity
Net Assets			$12,807
Accumulation Units Outstanding			1,218
Accumulation Unit Value			$10.518

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
5

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	FRANKLIN RISING DIVIDENDS[1]	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN STRATEGIC INCOME SECURITIES[1]	FRANKLIN U.S. GOVERNMENT I1	FRANKLIN U.S. GOVERNMENT II
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,923	$269,432	$93,897	$9,368	$694,055
Shares Owned	135	18,641	7,264	691	53,979
Investments, at Fair Value	$2,978	$392,193	$95,670	$9,378	$718,468
Total Assets	2,978	392,193	95,670	9,378	718,468
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,978	$392,193	$95,670	$9,378	$718,468
Resource Variable Account B
Net Assets		$392,193			$718,468
Accumulation Units Outstanding		41,363			43,076
Accumulation Unit Value		$9.482			$16.679
Symetra True Variable Annuity
Net Assets	$2,978		$95,670	$9,378
Accumulation Units Outstanding	279		8,869	932
Accumulation Unit Value	$10.691		$10.787	$10.057
	Sub-Accounts
	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II
ASSETS:
Investments in Underlying:
Investments, at Cost	$104,264	$98,189	$256,486	$199,398	$234,583
Shares Owned	4,592	5,544	23,678	7,200	10,145
Investments, at Fair Value	$85,967	$116,026	$366,289	$216,208	$301,113
Total Assets	85,967	116,026	366,289	216,208	301,113
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$85,967	$116,026	$366,289	$216,208	$301,113
Resource Variable Account B
Net Assets	$85,967	$116,026	$334,253	$65,630	$301,113
Accumulation Units Outstanding	2,614	4,473	11,365	2,710	24,885
Accumulation Unit Value	$32.887	$25.941	$29.411	$24.220	$12.100
Symetra True Variable Annuity
Net Assets			$32,036	$150,578
Accumulation Units Outstanding			2,785	13,274
Accumulation Unit Value			$11.501	$11.344

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
6

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	INVESCO SMALL CAP EQUITY I1	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JANUS ASPEN ENTERPRISE PORTFOLIO[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$7,491	$193,613	$17,361	$47,293	$15,831
Shares Owned	419	4,999	5,023	18,857	367
Investments, at Fair Value	$7,822	$181,373	$19,689	$73,734	$16,415
Total Assets	7,822	181,373	19,689	73,734	16,415
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$7,822	$181,373	$19,689	$73,734	$16,415
Resource Variable Account B
Net Assets		$181,373	$19,689	$73,734
Accumulation Units Outstanding		21,176	1,124	7,356
Accumulation Unit Value		$8.565	$17.522	$10.024
Symetra True Variable Annuity
Net Assets	$7,822				$16,415
Accumulation Units Outstanding	697				1,515
Accumulation Unit Value	$11.216				$10.837
	Sub-Accounts
	JANUS ASPEN FLEXIBLE BOND STRATEGY[1]	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO[1]	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$91,801	$42,172	$206,919	$345,049	$92,815
Shares Owned	7,236	2,705	20,991	49,496	6,466
Investments, at Fair Value	$91,168	$42,768	$220,825	$404,372	$114,066
Total Assets	91,168	42,768	220,825	404,372	114,066
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$91,168	$42,768	$220,825	$404,372	$114,066
Resource Variable Account B
Net Assets			$220,825	$302,707	$114,066
Accumulation Units Outstanding			11,700	13,534	11,604
Accumulation Unit Value			$18.874	$22.366	$9.830
Symetra True Variable Annuity
Net Assets	$91,168	$42,768		$101,665
Accumulation Units Outstanding	8,834	3,951		9,276
Accumulation Unit Value	$10.320	$10.824		$10.961

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
7

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	MFS GOVERNMENT SECURITIES PORTFOLIO - VIT II1	MFS GROWTH SERIES - VIT[1]	MFS INTERNATIONAL GROWTH PORTFOLIO - VIT II1	MFS INTERNATIONAL VALUE PORTFOLIO - VIT II1	MFS UTILITIES SERIES - VIT[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$15,750	$13,131	$13,200	$72,684	$389,100
Shares Owned	1,166	452	1,064	4,249	14,350
Investments, at Fair Value	$15,722	$13,023	$13,988	$73,720	$396,495
Total Assets	15,722	13,023	13,988	73,720	396,495
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$15,722	$13,023	$13,988	$73,720	$396,495
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$15,722	$13,023	$13,988	$73,720	$396,495
Accumulation Units Outstanding	1,564	1,210	1,219	6,519	35,723
Accumulation Unit Value	$10.051	$10.763	$11.475	$11.309	$11.099
	Sub-Accounts
	MUTUAL GLOBAL DISCOVERY SECURITIES[1]	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET INSTITUTIONAL CLASS[1]	PIMCO COMMODITY REAL RETURN STRAT. INSTITUTIONAL CLASS[1]	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$63,164	$194,222	$7,005	$165,791	$415,568
Shares Owned	3,124	14,065	608	21,931	27,249
Investments, at Fair Value	$64,195	$242,190	$6,983	$155,708	$417,453
Total Assets	64,195	242,190	6,983	155,708	417,453
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$64,195	$242,190	$6,983	$155,708	$417,453
Resource Variable Account B
Net Assets		$242,190
Accumulation Units Outstanding		17,002
Accumulation Unit Value		$14.245
Symetra True Variable Annuity
Net Assets	$64,195		$6,983	$155,708	$417,453
Accumulation Units Outstanding	5,809		636	14,273	38,027
Accumulation Unit Value	$11.051		$10.975	$10.909	$10.978

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
8

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	PIMCO GLOBAL MULTI-ASSET INSTITUTIONAL CLASS[1]	PIMCO LOW DURATION INSTITUTIONAL CLASS[1]	PIMCO REAL RETURN INSTITUTIONAL CLASS[1]	PIMCO TOTAL RETURN INSTITUTIONAL CLASS[1]	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,965	$157,833	$148,505	$168,008	$16,579
Shares Owned	235	14,659	10,020	14,344	1,593
Investments, at Fair Value	$2,983	$158,022	$142,790	$165,665	$16,666
Total Assets	2,983	158,022	142,790	165,665	16,666
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,983	$158,022	$142,790	$165,665	$16,666
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$2,983	$158,022	$142,790	$165,665	$16,666
Accumulation Units Outstanding	279	15,393	13,951	15,889	1,604
Accumulation Unit Value	$10.688	$10.266	$10.235	$10.426	$10.391
	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,719,248	$48,914	$95,072	$26,591,771	$15,438,238
Shares Owned	329,451	2,305	4,555	1,246,535	703,924
Investments, at Fair Value	$3,785,388	$58,906	$98,395	$26,052,587	$16,943,464
Total Assets	3,785,388	58,906	98,395	26,052,587	16,943,464
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,785,388	$58,906	$98,395	$26,052,587	$16,943,464
Resource Variable Account B
Net Assets	$3,785,388	$58,906	$98,395	$26,052,587	$16,943,464
Accumulation Units Outstanding	97,693	3,286	7,477	444,378	317,428
Accumulation Unit Value	$38.748	$17.929	$13.160	$58.627	$53.377
Symetra True Variable Annuity
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
9

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$183,240	$3,187,550	$78,327	$407,496	$15,330
Shares Owned	17,627	179,465	7,407	39,052	1,425
Investments, at Fair Value	$183,670	$3,126,275	$79,698	$419,411	$15,607
Total Assets	183,670	3,126,275	79,698	419,411	15,607
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$183,670	$3,126,275	$79,698	$419,411	$15,607
Resource Variable Account B
Net Assets	$183,670	$3,126,275		$419,411
Accumulation Units Outstanding	12,557	119,203		27,567
Accumulation Unit Value	$14.627	$26.226		$15.215
Symetra True Variable Annuity
Net Assets			$79,698		$15,607
Accumulation Units Outstanding			7,481		1,455
Accumulation Unit Value			$10.654		$10.726
	Sub-Accounts
	ROYCE CAPITAL SMALL-CAP[1]	SYMETRA DFA INTERNATIONAL CORE EQUITY FUND[1]	SYMETRA DOUBLELINE EMERGING MARKETS INCOME FUND[1]	SYMETRA DOUBLELINE TOTAL RETURN FUND[1]	SYMETRA YACKTMAN FOCUSED FUND[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$13,635	$8,910	$370,979	$541,002	$726,173
Shares Owned	1,267	776	35,536	51,922	70,580
Investments, at Fair Value	$13,981	$9,335	$368,506	$539,987	$753,791
Total Assets	13,981	9,335	368,506	539,987	753,791
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$13,981	$9,335	$368,506	$539,987	$753,791
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$13,981	$9,335	$368,506	$539,987	$753,791
Accumulation Units Outstanding	1,267	791	34,965	50,538	71,600
Accumulation Unit Value	$11.038	$11.803	$10.539	$10.685	$10.528

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
10

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	T. ROWE PRICE BLUE CHIP GROWTH[1]	T. ROWE PRICE EQUITY INCOME PORTFOLIO[1]	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO[1]	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO[1]	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$133,245	$49,618	$210,770	$1,557	$57,590
Shares Owned	10,135	2,244	9,849	114	2,547
Investments, at Fair Value	$136,311	$49,988	$208,801	$1,584	$57,727
Total Assets	136,311	49,988	208,801	1,584	57,727
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$136,311	$49,988	$208,801	$1,584	$57,727
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$136,311	$49,988	$208,801	$1,584	$57,727
Accumulation Units Outstanding	12,975	4,531	19,131	139	5,387
Accumulation Unit Value	$10.506	$11.033	$10.915	$11.412	$10.715
	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS I1	TEMPLETON DEVELOPING MARKETS II	TEMPLETON FOREIGN SECURITIES[1]	TEMPLETON GLOBAL BOND SECURITIES I1	TEMPLETON GROWTH SECURITIES II
ASSETS:
Investments in Underlying:
Investments, at Cost	$62,319	$178,866	$21,537	$117,932	$35,090
Shares Owned	6,214	26,533	1,488	6,043	3,536
Investments, at Fair Value	$65,745	$278,597	$21,762	$120,870	$42,324
Total Assets	65,745	278,597	21,762	120,870	42,324
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$65,745	$278,597	$21,762	$120,870	$42,324
Resource Variable Account B
Net Assets		$278,597			$42,324
Accumulation Units Outstanding		11,894			3,169
Accumulation Unit Value		$23.423			$13.355
Symetra True Variable Annuity
Net Assets	$65,745		$21,762	$120,870
Accumulation Units Outstanding	5,748		1,815	10,907
Accumulation Unit Value	$11.438		$11.993	$11.082

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
11

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	VAN ECK VIP GLOBAL HARD ASSET[1]	VAN ECK VIP MULTI MANAGER ALTERNATIVE[1]	VANGUARD CAPITAL GROWTH[1]	VANGUARD EQUITY INCOME[1]	VANGUARD EQUITY INDEX[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$23,982	$32,512	$53,370	$181,579	$22,217
Shares Owned	842	3,274	3,083	10,372	910
Investments, at Fair Value	$24,531	$32,389	$54,499	$182,869	$22,693
Total Assets	24,531	32,389	54,499	182,869	22,693
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$24,531	$32,389	$54,499	$182,869	$22,693
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$24,531	$32,389	$54,499	$182,869	$22,693
Accumulation Units Outstanding	2,180	3,223	4,942	17,076	2,121
Accumulation Unit Value	$11.253	$10.049	$11.028	$10.709	$10.697
	Sub-Accounts
	VANGUARD HIGH YIELD BOND[1]	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD MONEY MARKET[1]	VANGUARD REIT INDEX[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,375,934	$13,759	$17,486	$360,599	$73,776
Shares Owned	166,213	792	1,123	360,599	6,216
Investments, at Fair Value	$1,384,550	$14,534	$18,120	$360,599	$75,330
Total Assets	1,384,550	14,534	18,120	360,599	75,330
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,384,550	$14,534	$18,120	$360,599	$75,330
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$1,384,550	$14,534	$18,120	$360,599	$75,330
Accumulation Units Outstanding	127,896	1,247	1,659	36,148	7,189
Accumulation Unit Value	$10.826	$11.658	$10.923	$9.976	$10.478

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
12

Symetra Resource Variable Account B

Statements of Assets and Liabilities

As of December 31, 2012

	Sub-Accounts
	VANGUARD SHORT TERM INVESTMENT GRADE[1]	VANGUARD TOTAL BOND MARKET INDEX[1]	VANGUARD TOTAL STOCK MARKET INDEX[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$32,655	$356,976	$70,960
Shares Owned	3,012	28,566	2,820
Investments, at Fair Value	$32,806	$355,924	$71,390
Total Assets	32,806	355,924	71,390
LIABILITIES:
Total Liabilities	-	-	-
NET ASSETS	$32,806	$355,924	$71,390
Resource Variable Account B
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra True Variable Annuity
Net Assets	$32,806	$355,924	$71,390
Accumulation Units Outstanding	3,216	35,163	6,627
Accumulation Unit Value	$10.202	$10.122	$10.772

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2012.

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
13

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE[1]	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH[1]	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE[1]
Investment Income
Dividend Income	$-	$-	$11,896	$4,436	$96
Mortality and Expense Risk Charge	(12)	(30)	(7,213)	(6,227)	(20)
Net Investment Income (Loss)	(12)	(30)	4,683	(1,791)	76
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	-	(7,114)	(36,006)	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	453	946	59,810	123,032	184
Net Gain (Loss) on Investments	453	946	52,696	87,026	184
Net Increase (Decrease) in Net Assets Resulting from Operations	$441	$916	$57,379	$85,235	$260
	Sub-Accounts
	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	BLACKROCK CAPITAL APPRECIATION I1	BLACKROCK GLOBAL ALLOCATION I1
Investment Income
Dividend Income	$-	$-	$3,056	$81	$649
Mortality and Expense Risk Charge	(209)	(166)	(2,023)	(17)	(55)
Net Investment Income (Loss)	(209)	(166)	1,033	64	594
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,247	148	1,876	-	-
Realized Capital Gain Distributions Received	-	-	-	131	123
Net Change in Unrealized Appreciation (Depreciation)	(753)	1,529	17,040	(342)	55
Net Gain (Loss) on Investments	2,494	1,677	18,916	(211)	178
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,285	$1,511	$19,949	$(147)	$772

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS
14

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	BLACKROCK HIGH YIELD I1	COLUMBIA INCOME OPPORTUNITIES[1]	COLUMBIA MID CAP GROWTH[1]	COLUMBIA SMALL CAP VALUE[1]	DELAWARE VIP EMERGING MARKETS[1]
Investment Income
Dividend Income	$211	$-	$-	$-	$-
Mortality and Expense Risk Charge	(21)	(152)	(129)	(1)	(13)
Net Investment Income (Loss)	190	(152)	(129)	(1)	(13)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	4	3	-	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	244	3,314	1,506	411	712
Net Gain (Loss) on Investments	244	3,318	1,509	411	712
Net Increase (Decrease) in Net Assets Resulting from Operations	$434	$3,166	$1,380	$410	$699
	Sub-Accounts
	DELAWARE VIP INTL VALUE EQUITY SERIES[1]	DELAWARE VIP SMALL CAP VALUE[1]	DELAWARE VIP SMID CAP GROWTH[1]	DFA VA INTERNATIONAL SMALL PORTFOLIO[1]	DFA VA SHORT TERM FIXED PORTFOLIO[1]
Investment Income
Dividend Income	$-	$-	$-	$740	$281
Mortality and Expense Risk Charge	(6)	(27)	(145)	(15)	(52)
Net Investment Income (Loss)	(6)	(27)	(145)	725	229
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1	(1)	1	-	-
Realized Capital Gain Distributions Received	-	-	-	494	151
Net Change in Unrealized Appreciation (Depreciation)	165	1,107	1,183	159	(452)
Net Gain (Loss) on Investments	166	1,106	1,184	653	(301)
Net Increase (Decrease) in Net Assets Resulting from Operations	$160	$1,079	$1,039	$1,378	$(72)

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
15

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	DFA VA U.S. LARGE VALUE PORTFOLIO[1]	DFA VA U.S. TARGETED VALUE[1]	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Investment Income
Dividend Income	$686	$732	$11,469	$2,747	$9,717
Mortality and Expense Risk Charge	(29)	(32)	(3,929)	(7,423)	(4,058)
Net Investment Income (Loss)	657	700	7,540	(4,676)	5,659
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	-	11,564	(11,837)	14,026
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	589	1,172	8,921	113,424	(1,750)
Net Gain (Loss) on Investments	589	1,172	20,485	101,587	12,276
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,246	$1,872	$28,025	$96,911	$17,935
	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS GLOBAL INCOME BUILDER VIP A1	DWS INTERNATIONAL VIP A
Investment Income
Dividend Income	$872	$6,834	$-	$74,148	$72,166
Mortality and Expense Risk Charge	(1,352)	(5,085)	(1,148)	(59,229)	(41,041)
Net Investment Income (Loss)	(480)	1,749	(1,148)	14,919	31,125
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	133	(34,270)	8,073	(56,721)	(567,455)
Realized Capital Gain Distributions Received	-	22,652	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	10,957	61,524	5,827	560,496	1,119,649
Net Gain (Loss) on Investments	11,090	49,906	13,900	503,775	552,194
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,610	$51,655	$12,752	$518,694	$583,319

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
16

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY[1]	FIDELITY EQUITY- INCOME
Investment Income
Dividend Income	$25,840	$3,426	$20,433	$1,893	$7,512
Mortality and Expense Risk Charge	(4,244)	(1,469)	(19,346)	(81)	(3,789)
Net Investment Income (Loss)	21,596	1,957	1,087	1,812	3,723
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(7,018)	(595)	(37,492)	(3)	(36,550)
Realized Capital Gain Distributions Received	-	6,880	-	-	17,853
Net Change in Unrealized Appreciation (Depreciation)	27,457	4,997	251,610	511	59,403
Net Gain (Loss) on Investments	20,439	11,282	214,118	508	40,706
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,035	$13,239	$215,205	$2,320	$44,429
	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY TECHNOLOGY[1]	FIDELITY VIP MONEY MARKET SERVICE CLASS
Investment Income
Dividend Income	$3,464	$10,389	$1,061	$-	$101
Mortality and Expense Risk Charge	(7,571)	(6,143)	(3,777)	(23)	(12,584)
Net Investment Income (Loss)	(4,107)	4,246	(2,716)	(23)	(12,483)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	15,814	9,601	14,067	-	-
Realized Capital Gain Distributions Received	-	222	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	62,791	64,064	42,962	(393)	-
Net Gain (Loss) on Investments	78,605	73,887	57,029	(393)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	$74,498	$78,133	$54,313	$(416)	$(12,483)

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
17

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN RISING DIVIDENDS[1]	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN STRATEGIC INCOME SECURITIES[1]	FRANKLIN U.S. GOVERNMENT I1
Investment Income
Dividend Income	$25,167	$-	$-	$-	$-
Mortality and Expense Risk Charge	(5,207)	(2)	(5,113)	(101)	(17)
Net Investment Income (Loss)	19,960	(2)	(5,113)	(101)	(17)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,174	-	18,964	1	-
Realized Capital Gain Distributions Received	-	-	28,150	-	-
Net Change in Unrealized Appreciation (Depreciation)	21,934	55	(3,324)	1,774	10
Net Gain (Loss) on Investments	25,108	55	43,790	1,775	10
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,068	$53	$38,677	$1,674	$(7)
	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL DEVELOPMENT SERIES I1
Investment Income
Dividend Income	$20,898	$781	$-	$-	$-
Mortality and Expense Risk Charge	(9,915)	(1,281)	(1,408)	(737)	(88)
Net Investment Income (Loss)	10,983	(500)	(1,408)	(737)	(88)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	18,799	(1,632)	3,016	(347)	68
Realized Capital Gain Distributions Received	-	-	2,783	-	-
Net Change in Unrealized Appreciation (Depreciation)	(24,405)	(2,378)	13,647	33,875	(222)
Net Gain (Loss) on Investments	(5,606)	(4,010)	19,446	33,528	(154)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,377	$(4,510)	$18,038	$32,791	$(242)

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
18

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY I1
Investment Income
Dividend Income	$-	$1,739	$2,428	$3,870	$-
Mortality and Expense Risk Charge	(306)	(4,270)	(1,161)	(3,951)	(9)
Net Investment Income (Loss)	(306)	(2,531)	1,267	(81)	(9)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,650	(68,723)	1,597	16,075	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(24,263)	150,537	15,054	26,543	331
Net Gain (Loss) on Investments	(20,613)	81,814	16,651	42,618	331
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,919)	$79,283	$17,918	$42,537	$322
	Sub-Accounts
	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JANUS ASPEN ENTERPRISE PORTFOLIO[1]	JANUS ASPEN FLEXIBLE BOND STRATEGY[1]
Investment Income
Dividend Income	$-	$-	$-	$-	$1,328
Mortality and Expense Risk Charge	(1,523)	(180)	(608)	(9)	(135)
Net Investment Income (Loss)	(1,523)	(180)	(608)	(9)	1,193
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(501)	164	2,672	-	1
Realized Capital Gain Distributions Received	-	6	23	-	-
Net Change in Unrealized Appreciation (Depreciation)	(12,241)	2,328	26,440	584	(632)
Net Gain (Loss) on Investments	(12,742)	2,498	29,135	584	(631)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,265)	$2,318	$28,527	$575	$562

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
19

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO[1]	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MFS GOVERNMENT SECURITIES PORTFOLIO - VIT II1
Investment Income
Dividend Income	$206	$4,912	$3,329	$1,837	$-
Mortality and Expense Risk Charge	(17)	(2,747)	(4,119)	(1,531)	(22)
Net Investment Income (Loss)	189	2,165	(790)	306	(22)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	(10,605)	9,195	5,672	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	595	45,952	50,516	11,991	(28)
Net Gain (Loss) on Investments	595	35,347	59,711	17,663	(28)
Net Increase (Decrease) in Net Assets Resulting from Operations	$784	$37,512	$58,921	$17,969	$(50)
	Sub-Accounts
	MFS GROWTH SERIES - VIT[1]	MFS INTERNATIONAL GROWTH PORTFOLIO - VIT II1	MFS INTERNATIONAL VALUE PORTFOLIO - VIT II1	MFS UTILITIES SERIES - VIT[1]	MUTUAL GLOBAL DISCOVERY SECURITIES[1]
Investment Income
Dividend Income	$-	$-	$-	$334	$150
Mortality and Expense Risk Charge	(5)	(25)	(45)	(173)	(64)
Net Investment Income (Loss)	(5)	(25)	(45)	161	86
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	1	-	(5)	(4)
Realized Capital Gain Distributions Received	-	-	-	-	260
Net Change in Unrealized Appreciation (Depreciation)	(108)	789	1,036	7,396	1,032
Net Gain (Loss) on Investments	(108)	790	1,036	7,391	1,288
Net Increase (Decrease) in Net Assets Resulting from Operations	$(113)	$765	$991	$7,552	$1,374

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
20

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET INSTITUTIONAL CLASS[1]	PIMCO COMMODITY REAL RETURN STRAT. INSTITUTIONAL CLASS[1]	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS[1]	PIMCO GLOBAL MULTI-ASSET INSTITUTIONAL CLASS[1]
Investment Income
Dividend Income	$4,899	$211	$1,514	$1,593	$33
Mortality and Expense Risk Charge	(3,508)	(12)	(82)	(192)	(2)
Net Investment Income (Loss)	1,391	199	1,432	1,401	31
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(32,044)	(1)	(1)	5	-
Realized Capital Gain Distributions Received	-	-	4,549	-	9
Net Change in Unrealized Appreciation (Depreciation)	67,712	(21)	(10,083)	1,886	18
Net Gain (Loss) on Investments	35,668	(22)	(5,535)	1,891	27
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,059	$177	$(4,103)	$3,292	$58
	Sub-Accounts
	PIMCO LOW DURATION INSTITUTIONAL CLASS[1]	PIMCO REAL RETURN INSTITUTIONAL CLASS[1]	PIMCO TOTAL RETURN INSTITUTIONAL CLASS[1]	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS[1]	PIONEER BOND VCT CLASS I
Investment Income
Dividend Income	$446	$191	$539	$30	$177,443
Mortality and Expense Risk Charge	(127)	(145)	(128)	(20)	(47,249)
Net Investment Income (Loss)	319	46	411	10	130,194
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1	1	2	-	84,775
Realized Capital Gain Distributions Received	-	6,088	2,671	-	255,894
Net Change in Unrealized Appreciation (Depreciation)	189	(5,717)	(2,342)	87	(197,612)
Net Gain (Loss) on Investments	190	372	331	87	143,057
Net Increase (Decrease) in Net Assets Resulting from Operations	$509	$418	$742	$97	$273,251

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
21

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Investment Income
Dividend Income	$120	$3,319	$419,091	$-	$9,325
Mortality and Expense Risk Charge	(802)	(1,038)	(339,715)	(233,607)	(1,962)
Net Investment Income (Loss)	(682)	2,281	79,376	(233,607)	7,363
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(13,934)	(1,768)	(18,999)	459,667	884
Realized Capital Gain Distributions Received	1,774	-	899,271	-	6,831
Net Change in Unrealized Appreciation (Depreciation)	21,320	6,208	1,386,591	870,045	8,735
Net Gain (Loss) on Investments	9,160	4,440	2,266,863	1,329,712	16,450
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,478	$6,721	$2,346,239	$1,096,105	$23,813
	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP[1]	ROYCE CAPITAL SMALL-CAP[1]
Investment Income
Dividend Income	$33,115	$1,309	$21,412	$-	$15
Mortality and Expense Risk Charge	(40,374)	(169)	(5,425)	(7)	(28)
Net Investment Income (Loss)	(7,259)	1,140	15,987	(7)	(13)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(20,372)	5	13,124	-	3
Realized Capital Gain Distributions Received	-	-	3,822	338	334
Net Change in Unrealized Appreciation (Depreciation)	324,843	1,372	9,853	277	345
Net Gain (Loss) on Investments	304,471	1,377	26,799	615	682
Net Increase (Decrease) in Net Assets Resulting from Operations	$297,212	$2,517	$42,786	$608	$669

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
22

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	SYMETRA DFA INTERNATIONAL CORE EQUITY FUND[1]	SYMETRA DOUBLELINE EMERGING MARKETS INCOME FUND[1]	SYMETRA DOUBLELINE TOTAL RETURN FUND[1]	SYMETRA YACKTMAN FOCUSED FUND[1]	T. ROWE PRICE BLUE CHIP GROWTH[1]
Investment Income
Dividend Income	$79	$1,295	$5,253	$3,960	$172
Mortality and Expense Risk Charge	(14)	(192)	(420)	(2,100)	(107)
Net Investment Income (Loss)	65	1,103	4,833	1,860	65
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	3	6	146	(4)
Realized Capital Gain Distributions Received	1	3,034	-	2,400	-
Net Change in Unrealized Appreciation (Depreciation)	425	(2,474)	(1,014)	27,618	3,067
Net Gain (Loss) on Investments	426	563	(1,008)	30,164	3,063
Net Increase (Decrease) in Net Assets Resulting from Operations	$491	$1,666	$3,825	$32,024	$3,128
	Sub-Accounts
	T. ROWE PRICE EQUITY INCOME PORTFOLIO[1]	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO[1]	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO[1]	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO[1]	TEMPLETON DEVELOPING MARKETS I1
Investment Income
Dividend Income	$496	$-	$19	$277	$-
Mortality and Expense Risk Charge	(86)	(86)	(3)	(25)	(62)
Net Investment Income (Loss)	410	(86)	16	252	(62)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2	3	-	-	5
Realized Capital Gain Distributions Received	-	3,442	-	352	-
Net Change in Unrealized Appreciation (Depreciation)	369	(1,968)	27	138	3,427
Net Gain (Loss) on Investments	371	1,477	27	490	3,432
Net Increase (Decrease) in Net Assets Resulting from Operations	$781	$1,391	$43	$742	$3,370

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
23

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS II	TEMPLETON FOREIGN SECURITIES[1]	TEMPLETON GLOBAL BOND SECURITIES I1	TEMPLETON GROWTH SECURITIES II	VAN ECK VIP GLOBAL HARD ASSET[1]
Investment Income
Dividend Income	$3,917	$-	$-	$818	$-
Mortality and Expense Risk Charge	(3,586)	(3)	(104)	(507)	(15)
Net Investment Income (Loss)	331	(3)	(104)	311	(15)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(5,783)	-	9	(321)	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	36,111	224	2,938	7,284	549
Net Gain (Loss) on Investments	30,328	224	2,947	6,963	549
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,659	$221	$2,843	$7,274	$534
	Sub-Accounts
	VAN ECK VIP MULTI MANAGER ALTERNATIVE[1]	VANGUARD CAPITAL GROWTH[1]	VANGUARD EQUITY INCOME[1]	VANGUARD EQUITY INDEX[1]	VANGUARD HIGH YIELD BOND[1]
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(25)	(42)	(202)	(48)	(562)
Net Investment Income (Loss)	(25)	(42)	(202)	(48)	(562)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	-	12	1	12
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(124)	1,129	1,290	476	8,616
Net Gain (Loss) on Investments	(124)	1,129	1,302	477	8,628
Net Increase (Decrease) in Net Assets Resulting from Operations	$(149)	$1,087	$1,100	$429	$8,066

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
24

Symetra Resource Variable Account B

Statements of Operations

Year Ended December 31, 2012

	Sub-Accounts
	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD MONEY MARKET[1]	VANGUARD REIT INDEX[1]	VANGUARD SHORT TERM INVESTMENT GRADE[1]
Investment Income
Dividend Income	$-	$-	$128	$-	$-
Mortality and Expense Risk Charge	(13)	(30)	(531)	(77)	(42)
Net Investment Income (Loss)	(13)	(30)	(403)	(77)	(42)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	1	-	1	-
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	776	634	-	1,553	151
Net Gain (Loss) on Investments	776	635	-	1,554	151
Net Increase (Decrease) in Net Assets Resulting from Operations	$763	$605	$(403)	$1,477	$109

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX[1]	VANGUARD TOTAL STOCK MARKET INDEX[1]
Investment Income
Dividend Income	$-	$-
Mortality and Expense Risk Charge	(164)	(25)
Net Investment Income (Loss)	(164)	(25)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	1	-
Realized Capital Gain Distributions Received	-	-
Net Change in Unrealized Appreciation (Depreciation)	(1,052)	431
Net Gain (Loss) on Investments	(1,051)	431
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,215)	$406

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
25

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	ALLIANCE BERNSTEIN VPS REAL ESTATE[1]	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH[1]	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY MID CAP VALUE[1]
Net Assets at January 1, 2011	$-	$-	$700,992	$745,808	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	3,957	1,952	-
Net Realized Gains (Losses)	-	-	(19,875)	(1,764)	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	40,089	(75,345)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	24,171	(75,157)	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	10,865	17,128	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	(159,174)	(185,397)	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	(148,309)	(168,269)	-
Total Increase (Decrease) in Net Assets	-	-	(124,138)	(243,426)	-
Net Assets at December 31, 2011	-	-	576,854	502,382	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(12)	(30)	4,683	(1,791)	76
Net Realized Gains (Losses)	-	-	(7,114)	(36,006)	-
Net Change in Unrealized Appreciation (Depreciation)	453	946	59,810	123,032	184
Net Increase (Decrease) in Net Assets Resulting from Operations	441	916	57,379	85,235	260
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	66,772	36,446	-
Symetra True Variable Annuity	10,572	33,923	-	-	11,945
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	(116,134)	(123,643)	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	10,572	33,923	(49,362)	(87,197)	11,945
Total Increase (Decrease) in Net Assets	11,013	34,839	8,017	(1,962)	12,205
Net Assets at December 31, 2012	$11,013	$34,839	$584,871	$500,420	$12,205

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
26

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	AMERICAN CENTURY ULTRA I1	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	BLACKROCK CAPITAL APPRECIATION I1	BLACKROCK GLOBAL ALLOCATION I1
Net Assets at January 1, 2011	$37,222	$-	$163,554	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(472)	-	1,263	-	-
Net Realized Gains (Losses)	120	-	(5,440)	-	-
Net Change in Unrealized Appreciation (Depreciation)	344	-	5,281	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(8)	-	1,104	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	18,029	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(2,547)	-	(23,980)	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,547)	-	(5,951)	-	-
Total Increase (Decrease) in Net Assets	(2,555)	-	(4,847)	-	-
Net Assets at December 31, 2011	34,667	-	158,707	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(209)	(166)	1,033	64	594
Net Realized Gains (Losses)	3,247	148	1,876	131	123
Net Change in Unrealized Appreciation (Depreciation)	(753)	1,529	17,040	(342)	55
Net Increase (Decrease) in Net Assets Resulting from Operations	2,285	1,511	19,949	(147)	772
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	27,433	636	-	-
Symetra True Variable Annuity	-	-	-	10,876	42,102
Contract Terminations, Transfers Out
Resource Variable Account B	(36,952)	(6,326)	(28,254)	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(36,952)	21,107	(27,618)	10,876	42,102
Total Increase (Decrease) in Net Assets	(34,667)	22,618	(7,669)	10,729	42,874
Net Assets at December 31, 2012	$-	$22,618	$151,038	$10,729	$42,874

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
27

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	BLACKROCK HIGH YIELD I1	COLUMBIA INCOME OPPORTUNITIES[1]	COLUMBIA MID CAP GROWTH[1]	COLUMBIA SMALL CAP VALUE[1]	DELAWARE VIP EMERGING MARKETS[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	190	(152)	(129)	(1)	(13)
Net Realized Gains (Losses)	-	4	3	-	-
Net Change in Unrealized Appreciation (Depreciation)	244	3,314	1,506	411	712
Net Increase (Decrease) in Net Assets Resulting from Operations	434	3,166	1,380	410	699
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	18,893	69,272	50,000	20,000	7,184
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	18,893	69,272	50,000	20,000	7,184
Total Increase (Decrease) in Net Assets	19,327	72,438	51,380	20,410	7,883
Net Assets at December 31, 2012	$19,327	$72,438	$51,380	$20,410	$7,883

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS
28

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	DELAWARE VIP INTL VALUE EQUITY SERIES[1]	DELAWARE VIP SMALL CAP VALUE[1]	DELAWARE VIP SMID CAP GROWTH[1]	DFA VA INTERNATIONAL SMALL PORTFOLIO[1]	DFA VA SHORT TERM FIXED PORTFOLIO[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(6)	(27)	(145)	725	229
Net Realized Gains (Losses)	1	(1)	1	494	151
Net Change in Unrealized Appreciation (Depreciation)	165	1,107	1,183	159	(452)
Net Increase (Decrease) in Net Assets Resulting from Operations	160	1,079	1,039	1,378	(72)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	3,098	41,322	67,356	30,066	67,251
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	(50)	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	3,048	41,322	67,356	30,066	67,251
Total Increase (Decrease) in Net Assets	3,208	42,401	68,395	31,444	67,179
Net Assets at December 31, 2012	$3,208	$42,401	$68,395	$31,444	$67,179

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
29

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	DFA VA U.S. LARGE VALUE PORTFOLIO[1]	DFA VA U.S. TARGETED VALUE[1]	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at January 1, 2011	$-	$-	$328,399	$623,268	$388,842
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	1,379	(4,395)	8,520
Net Realized Gains (Losses)	-	-	1,871	(19,289)	2,418
Net Change in Unrealized Appreciation (Depreciation)	-	-	21,408	22,817	8,593
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	24,658	(867)	19,531
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	1,592	20,054	19,936
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	(15,918)	(76,125)	(110,752)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	(14,326)	(56,071)	(90,816)
Total Increase (Decrease) in Net Assets	-	-	10,332	(56,938)	(71,285)
Net Assets at December 31, 2011	-	-	338,731	566,330	317,557
Increase in Net Assets from Operations
Net Investment Income (Loss)	657	700	7,540	(4,676)	5,659
Net Realized Gains (Losses)	-	-	11,564	(11,837)	14,026
Net Change in Unrealized Appreciation (Depreciation)	589	1,172	8,921	113,424	(1,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,246	1,872	28,025	96,911	17,935
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	1,652	7,584	76,023
Symetra True Variable Annuity	37,500	50,691	4,608	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	(66,907)	(73,890)	(155,665)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	43
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	37,500	50,691	(60,647)	(66,306)	(79,599)
Total Increase (Decrease) in Net Assets	38,746	52,563	(32,622)	30,605	(61,664)
Net Assets at December 31, 2012	$38,746	$52,563	$306,109	$596,935	$255,893

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
30

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS GLOBAL INCOME BUILDER VIP A1	DWS INTERNATIONAL VIP A
Net Assets at January 1, 2011	$108,630	$488,940	$112,576	$5,501,994	$4,363,030
Increase in Net Assets from Operations
Net Investment Income (Loss)	(381)	1,480	(1,341)	18,023	22,788
Net Realized Gains (Losses)	(565)	(9,693)	1,046	(100,794)	(273,916)
Net Change in Unrealized Appreciation (Depreciation)	626	10,116	(9,585)	(44,255)	(489,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	(320)	1,903	(9,880)	(127,026)	(740,855)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	105	14,358	-	262,108	141,392
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(5,808)	(64,335)	(8,590)	(892,981)	(388,582)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	(1,631)	(434)
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(5,703)	(49,977)	(8,590)	(632,504)	(247,624)
Total Increase (Decrease) in Net Assets	(6,023)	(48,074)	(18,470)	(759,530)	(988,479)
Net Assets at December 31, 2011	102,607	440,866	94,106	4,742,464	3,374,551
Increase in Net Assets from Operations
Net Investment Income (Loss)	(480)	1,749	(1,148)	14,919	31,125
Net Realized Gains (Losses)	133	(11,618)	8,073	(56,721)	(567,455)
Net Change in Unrealized Appreciation (Depreciation)	10,957	61,524	5,827	560,496	1,119,649
Net Increase (Decrease) in Net Assets Resulting from Operations	10,610	51,655	12,752	518,694	583,319
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	131	26,875	-	94,770	81,326
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(17,470)	(152,122)	(26,654)	(783,470)	(736,648)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	(1,328)	(432)
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(17,339)	(125,247)	(26,654)	(690,028)	(655,754)
Total Increase (Decrease) in Net Assets	(6,729)	(73,592)	(13,902)	(171,334)	(72,435)
Net Assets at December 31, 2012	$95,878	$367,274	$80,204	$4,571,130	$3,302,116

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
31

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FEDERATED MANAGED VOLATILITY II	FIDELITY CONTRAFUND	FIDELITY ENERGY[1]	FIDELITY EQUITY- INCOME
Net Assets at January 1, 2011	$402,309	$109,145	$1,722,208	$-	$367,742
Increase in Net Assets from Operations
Net Investment Income (Loss)	25,411	2,871	(4,471)	-	4,284
Net Realized Gains (Losses)	(7,957)	(1,250)	(93,352)	-	(19,265)
Net Change in Unrealized Appreciation (Depreciation)	(3,589)	2,150	37,799	-	14,468
Net Increase (Decrease) in Net Assets Resulting from Operations	13,865	3,771	(60,024)	-	(513)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	2,431	376	52,332	-	12,306
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(90,629)	(3,201)	(218,651)	-	(47,176)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(88,198)	(2,825)	(166,319)	-	(34,870)
Total Increase (Decrease) in Net Assets	(74,333)	946	(226,343)	-	(35,383)
Net Assets at December 31, 2011	327,976	110,091	1,495,865	-	332,359
Increase in Net Assets from Operations
Net Investment Income (Loss)	21,596	1,957	1,087	1,812	3,723
Net Realized Gains (Losses)	(7,018)	6,285	(37,492)	(3)	(18,697)
Net Change in Unrealized Appreciation (Depreciation)	27,457	4,997	251,610	511	59,403
Net Increase (Decrease) in Net Assets Resulting from Operations	42,035	13,239	215,205	2,320	44,429
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	20,592	687	46,637	-	13,328
Symetra True Variable Annuity	-	-	177,753	184,460	-
Contract Terminations, Transfers Out
Resource Variable Account B	(61,972)	(2,905)	(390,007)	-	(143,607)
Symetra True Variable Annuity	-	-	(12)	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(41,380)	(2,218)	(165,629)	184,460	(130,279)
Total Increase (Decrease) in Net Assets	655	11,021	49,576	186,780	(85,850)
Net Assets at December 31, 2012	$328,631	$121,112	$1,545,441	$186,780	$246,509

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
32

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY TECHNOLOGY[1]	FIDELITY VIP MONEY MARKET SERVICE CLASS
Net Assets at January 1, 2011	$659,941	$522,150	$365,060	$-	$506,211
Increase in Net Assets from Operations
Net Investment Income (Loss)	(5,615)	2,586	(3,970)	-	(13,217)
Net Realized Gains (Losses)	11,378	1,923	(986)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(8,599)	(2,540)	8,655	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,836)	1,969	3,699	-	(13,217)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	4,125	12,899	1,798	-	1,413,628
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(85,939)	(46,777)	(47,769)	-	(769,731)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	140	-	-	(1,085)
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(81,814)	(33,738)	(45,971)	-	642,812
Total Increase (Decrease) in Net Assets	(84,650)	(31,769)	(42,272)	-	629,595
Net Assets at December 31, 2011	575,291	490,381	322,788	-	1,135,806
Increase in Net Assets from Operations
Net Investment Income (Loss)	(4,107)	4,246	(2,716)	(23)	(12,483)
Net Realized Gains (Losses)	15,814	9,823	14,067	-	-
Net Change in Unrealized Appreciation (Depreciation)	62,791	64,064	42,962	(393)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	74,498	78,133	54,313	(416)	(12,483)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	7,343	30,022	2,270	-	69,582
Symetra True Variable Annuity	-	-	-	13,223	-
Contract Terminations, Transfers Out
Resource Variable Account B	(93,821)	(124,973)	(121,502)	-	(302,100)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	(1,285)
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(86,478)	(94,951)	(119,232)	13,223	(233,803)
Total Increase (Decrease) in Net Assets	(11,980)	(16,818)	(64,919)	12,807	(246,286)
Net Assets at December 31, 2012	$563,311	$473,563	$257,869	$12,807	$889,520

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
33

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN RISING DIVIDENDS[1]	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN STRATEGIC INCOME SECURITIES[1]	FRANKLIN U.S. GOVERNMENT I1
Net Assets at January 1, 2011	$630,858	$-	$481,540	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	23,628	-	(5,614)	-	-
Net Realized Gains (Losses)	(28,692)	-	11,325	-	-
Net Change in Unrealized Appreciation (Depreciation)	16,847	-	(30,876)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	11,783	-	(25,165)	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	42,043	-	21,160	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(191,076)	-	(70,733)	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(149,033)	-	(49,573)	-	-
Total Increase (Decrease) in Net Assets	(137,250)	-	(74,738)	-	-
Net Assets at December 31, 2011	493,608	-	406,802	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	19,960	(2)	(5,113)	(101)	(17)
Net Realized Gains (Losses)	3,174	-	47,114	1	-
Net Change in Unrealized Appreciation (Depreciation)	21,934	55	(3,324)	1,774	10
Net Increase (Decrease) in Net Assets Resulting from Operations	45,068	53	38,677	1,674	(7)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	10,729	-	12,394	-	-
Symetra True Variable Annuity	-	2,925	-	93,996	9,385
Contract Terminations, Transfers Out
Resource Variable Account B	(224,552)	-	(65,680)	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(213,823)	2,925	(53,286)	93,996	9,385
Total Increase (Decrease) in Net Assets	(168,755)	2,978	(14,609)	95,670	9,378
Net Assets at December 31, 2012	$324,853	$2,978	$392,193	$95,670	$9,378

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
34

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL DEVELOPMENT SERIES I1
Net Assets at January 1, 2011	$948,120	$128,247	$249,713	$205,319	$25,071
Increase in Net Assets from Operations
Net Investment Income (Loss)	18,691	(851)	76	(2,123)	(295)
Net Realized Gains (Losses)	2,958	453	57,997	(4,715)	164
Net Change in Unrealized Appreciation (Depreciation)	18,679	(12,097)	(96,118)	(10,976)	(1,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,328	(12,495)	(38,045)	(17,814)	(1,850)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	23,459	31	1,121	4,096	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(129,365)	(8,221)	(109,946)	(25,282)	(2,881)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(105,906)	(8,190)	(108,825)	(21,186)	(2,881)
Total Increase (Decrease) in Net Assets	(65,578)	(20,685)	(146,870)	(39,000)	(4,731)
Net Assets at December 31, 2011	882,542	107,562	102,843	166,319	20,340
Increase in Net Assets from Operations
Net Investment Income (Loss)	10,983	(500)	(1,408)	(737)	(88)
Net Realized Gains (Losses)	18,799	(1,632)	5,799	(347)	68
Net Change in Unrealized Appreciation (Depreciation)	(24,405)	(2,378)	13,647	33,875	(222)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,377	(4,510)	18,038	32,791	(242)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	100,258	-	491	267	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(269,709)	(17,085)	(5,346)	(199,377)	(20,098)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(169,451)	(17,085)	(4,855)	(199,110)	(20,098)
Total Increase (Decrease) in Net Assets	(164,074)	(21,595)	13,183	(166,319)	(20,340)
Net Assets at December 31, 2012	$718,468	$85,967	$116,026	$-	$-

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
35

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL REAL ESTATE	INVESCO INTERNATIONAL GROWTH I	INVESCO INTERNATIONAL GROWTH II	INVESCO SMALL CAP EQUITY I1
Net Assets at January 1, 2011	$102,487	$401,445	$245,368	$481,400	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,095)	9,318	1,894	250	-
Net Realized Gains (Losses)	9,678	(38,210)	33,637	(14,556)	-
Net Change in Unrealized Appreciation (Depreciation)	(15,059)	749	(36,799)	(15,198)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,476)	(28,143)	(1,268)	(29,504)	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,943	13,379	-	38,278	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(22,694)	(44,543)	(173,984)	(135,423)	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(20,751)	(31,164)	(173,984)	(97,145)	-
Total Increase (Decrease) in Net Assets	(27,227)	(59,307)	(175,252)	(126,649)	-
Net Assets at December 31, 2011	75,260	342,138	70,116	354,751	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(306)	(2,531)	1,267	(81)	(9)
Net Realized Gains (Losses)	3,650	(68,723)	1,597	16,075	-
Net Change in Unrealized Appreciation (Depreciation)	(24,263)	150,537	15,054	26,543	331
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,919)	79,283	17,918	42,537	322
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	435	2,238	8,030	2,639	-
Symetra True Variable Annuity	-	30,676	141,037	-	7,500
Contract Terminations, Transfers Out
Resource Variable Account B	(54,776)	(88,042)	(20,893)	(98,814)	-
Symetra True Variable Annuity	-	(4)	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(54,341)	(55,132)	128,174	(96,175)	7,500
Total Increase (Decrease) in Net Assets	(75,260)	24,151	146,092	(53,638)	7,822
Net Assets at December 31, 2012	$-	$366,289	$216,208	$301,113	$7,822

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
36

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	INVESCO VAN KAMPEN AMERICAN FRANCHISE I1	INVESCO VAN KAMPEN MID CAP GROWTH I1	INVESCO VAN KAMPEN MID CAP GROWTH II1	JANUS ASPEN ENTERPRISE PORTFOLIO[1]	JANUS ASPEN FLEXIBLE BOND STRATEGY[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,523)	(180)	(608)	(9)	1,193
Net Realized Gains (Losses)	(501)	170	2,695	-	1
Net Change in Unrealized Appreciation (Depreciation)	(12,241)	2,328	26,440	584	(632)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,265)	2,318	28,527	575	562
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	200,522	19,164	52,065	-	-
Symetra True Variable Annuity	-	-	-	15,840	90,606
Contract Terminations, Transfers Out
Resource Variable Account B	(4,884)	(1,793)	(6,858)	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	195,638	17,371	45,207	15,840	90,606
Total Increase (Decrease) in Net Assets	181,373	19,689	73,734	16,415	91,168
Net Assets at December 31, 2012	$181,373	$19,689	$73,734	$16,415	$91,168

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
37

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO[1]	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MFS GOVERNMENT SECURITIES PORTFOLIO - VIT II1
Net Assets at January 1, 2011	$-	$281,080	$347,641	$126,571	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	1,659	262	(44)	-
Net Realized Gains (Losses)	-	(7,660)	(1,444)	932	-
Net Change in Unrealized Appreciation (Depreciation)	-	(24,607)	5,908	(4,570)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	(30,608)	4,726	(3,682)	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	26,857	17,039	35	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	(55,620)	(51,989)	(7,646)	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	(28,763)	(34,950)	(7,611)	-
Total Increase (Decrease) in Net Assets	-	(59,371)	(30,224)	(11,293)	-
Net Assets at December 31, 2011	-	221,709	317,417	115,278	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	189	2,165	(790)	306	(22)
Net Realized Gains (Losses)	-	(10,605)	9,195	5,672	-
Net Change in Unrealized Appreciation (Depreciation)	595	45,952	50,516	11,991	(28)
Net Increase (Decrease) in Net Assets Resulting from Operations	784	37,512	58,921	17,969	(50)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	13,818	33,354	11,403	-
Symetra True Variable Annuity	41,984	-	97,780	-	15,772
Contract Terminations, Transfers Out
Resource Variable Account B	-	(52,214)	(103,100)	(30,584)	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	41,984	(38,396)	28,034	(19,181)	15,772
Total Increase (Decrease) in Net Assets	42,768	(884)	86,955	(1,212)	15,722
Net Assets at December 31, 2012	$42,768	$220,825	$404,372	$114,066	$15,722

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
38

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	MFS GROWTH SERIES - VIT[1]	MFS INTERNATIONAL GROWTH PORTFOLIO - VIT II1	MFS INTERNATIONAL VALUE PORTFOLIO - VIT II1	MFS UTILITIES SERIES - VIT[1]	MUTUAL GLOBAL DISCOVERY SECURITIES[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(5)	(25)	(45)	161	86
Net Realized Gains (Losses)	-	1	-	(5)	256
Net Change in Unrealized Appreciation (Depreciation)	(108)	789	1,036	7,396	1,032
Net Increase (Decrease) in Net Assets Resulting from Operations	(113)	765	991	7,552	1,374
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	13,136	13,223	72,729	388,965	62,841
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	(22)	(20)
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	13,136	13,223	72,729	388,943	62,821
Total Increase (Decrease) in Net Assets	13,023	13,988	73,720	396,495	64,195
Net Assets at December 31, 2012	$13,023	$13,988	$73,720	$396,495	$64,195

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS
39

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET INSTITUTIONAL CLASS[1]	PIMCO COMMODITY REAL RETURN STRAT. INSTITUTIONAL CLASS[1]	PIMCO EMERGING MARKETS BOND INSTITUTIONAL CLASS[1]	PIMCO GLOBAL MULTI-ASSET INSTITUTIONAL CLASS[1]
Net Assets at January 1, 2011	$507,763	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	3,397	-	-	-	-
Net Realized Gains (Losses)	(42,248)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	36,357	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,494)	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	19,107	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(162,837)	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(143,730)	-	-	-	-
Total Increase (Decrease) in Net Assets	(146,224)	-	-	-	-
Net Assets at December 31, 2011	361,539	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	1,391	199	1,432	1,401	31
Net Realized Gains (Losses)	(32,044)	(1)	4,548	5	9
Net Change in Unrealized Appreciation (Depreciation)	67,712	(21)	(10,083)	1,886	18
Net Increase (Decrease) in Net Assets Resulting from Operations	37,059	177	(4,103)	3,292	58
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,248	-	-	-	-
Symetra True Variable Annuity	-	6,826	159,811	414,180	2,925
Contract Terminations, Transfers Out
Resource Variable Account B	(157,656)	-	-	-	-
Symetra True Variable Annuity	-	(20)	-	(19)	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(156,408)	6,806	159,811	414,161	2,925
Total Increase (Decrease) in Net Assets	(119,349)	6,983	155,708	417,453	2,983
Net Assets at December 31, 2012	$242,190	$6,983	$155,708	$417,453	$2,983

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
40

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	PIMCO LOW DURATION INSTITUTIONAL CLASS[1]	PIMCO REAL RETURN INSTITUTIONAL CLASS[1]	PIMCO TOTAL RETURN INSTITUTIONAL CLASS[1]	PIMCO UNCONSTRAINED BOND INSTITUTIONAL CLASS[1]	PIONEER BOND VCT CLASS I
Net Assets at January 1, 2011	$-	$-	$-	$-	$3,653,505
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	141,343
Net Realized Gains (Losses)	-	-	-	-	38,506
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(23,364)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	156,485
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	600,560
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	(574,649)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	(5,580)
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	20,331
Total Increase (Decrease) in Net Assets	-	-	-	-	176,816
Net Assets at December 31, 2011	-	-	-	-	3,830,320
Increase in Net Assets from Operations
Net Investment Income (Loss)	319	46	411	10	130,194
Net Realized Gains (Losses)	1	6,089	2,673	-	340,669
Net Change in Unrealized Appreciation (Depreciation)	189	(5,717)	(2,342)	87	(197,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	509	418	742	97	273,251
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	513,837
Symetra True Variable Annuity	157,631	142,372	164,923	16,569	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	(826,290)
Symetra True Variable Annuity	(118)	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	(5,730)
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	157,513	142,372	164,923	16,569	(318,183)
Total Increase (Decrease) in Net Assets	158,022	142,790	165,665	16,666	(44,932)
Net Assets at December 31, 2012	$158,022	$142,790	$165,665	$16,666	$3,785,388

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
41

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Net Assets at January 1, 2011	$118,463	$79,320	$32,191,691	$22,039,790	$128,036
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,235)	612	88,533	(259,330)	6,769
Net Realized Gains (Losses)	(5,725)	(1,232)	1,830,728	406,744	11,077
Net Change in Unrealized Appreciation (Depreciation)	(19,677)	4,191	(3,481,765)	(771,849)	(26,085)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,637)	3,571	(1,562,504)	(624,435)	(8,239)
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	2,162	68	614,901	508,064	108,223
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(13,175)	(4,553)	(4,052,707)	(3,346,892)	(59,832)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	(46,142)	(5,952)	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(11,013)	(4,485)	(3,483,948)	(2,844,780)	48,391
Total Increase (Decrease) in Net Assets	(37,650)	(914)	(5,046,452)	(3,469,215)	40,152
Net Assets at December 31, 2011	80,813	78,406	27,145,239	18,570,575	168,188
Increase in Net Assets from Operations
Net Investment Income (Loss)	(682)	2,281	79,376	(233,607)	7,363
Net Realized Gains (Losses)	(12,160)	(1,768)	880,272	459,667	7,715
Net Change in Unrealized Appreciation (Depreciation)	21,320	6,208	1,386,591	870,045	8,735
Net Increase (Decrease) in Net Assets Resulting from Operations	8,478	6,721	2,346,239	1,096,105	23,813
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	819	22,133	489,504	331,561	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(31,204)	(8,865)	(3,886,566)	(3,049,268)	(8,331)
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	(41,829)	(5,509)	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(30,385)	13,268	(3,438,891)	(2,723,216)	(8,331)
Total Increase (Decrease) in Net Assets	(21,907)	19,989	(1,092,652)	(1,627,111)	15,482
Net Assets at December 31, 2012	$58,906	$98,395	$26,052,587	$16,943,464	$183,670

SEE NOTES TO FINANCIAL STATEMENTS
42

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS I1	PIONEER STRATEGIC INCOME VCT CLASS II	ROYCE CAPITAL MICRO-CAP[1]	ROYCE CAPITAL SMALL-CAP[1]
Net Assets at January 1, 2011	$4,247,475	$-	$501,562	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(17,069)	-	18,961	-	-
Net Realized Gains (Losses)	(69,287)	-	903	-	-
Net Change in Unrealized Appreciation (Depreciation)	(127,160)	-	(19,035)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(213,516)	-	829	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	98,937	-	104,338	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(990,809)	-	(102,982)	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	(1,380)	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(893,252)	-	1,356	-	-
Total Increase (Decrease) in Net Assets	(1,106,768)	-	2,185	-	-
Net Assets at December 31, 2011	3,140,707	-	503,747	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(7,259)	1,140	15,987	(7)	(13)
Net Realized Gains (Losses)	(20,372)	5	16,946	338	337
Net Change in Unrealized Appreciation (Depreciation)	324,843	1,372	9,853	277	345
Net Increase (Decrease) in Net Assets Resulting from Operations	297,212	2,517	42,786	608	669
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	50,882	-	41,561	-	-
Symetra True Variable Annuity	-	77,288	-	14,999	13,402
Contract Terminations, Transfers Out
Resource Variable Account B	(361,151)	-	(169,244)	-	-
Symetra True Variable Annuity	-	(107)	-	-	(90)
Contract Maintenance Charges
Resource Variable Account B	(1,375)	-	561	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(311,644)	77,181	(127,122)	14,999	13,312
Total Increase (Decrease) in Net Assets	(14,432)	79,698	(84,336)	15,607	13,981
Net Assets at December 31, 2012	$3,126,275	$79,698	$419,411	$15,607	$13,981

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
43

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	SYMETRA DFA INTERNATIONAL CORE EQUITY FUND[1]	SYMETRA DOUBLELINE EMERGING MARKETS INCOME FUND[1]	SYMETRA DOUBLELINE TOTAL RETURN FUND[1]	SYMETRA YACKTMAN FOCUSED FUND[1]	T. ROWE PRICE BLUE CHIP GROWTH[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	65	1,103	4,833	1,860	65
Net Realized Gains (Losses)	1	3,037	6	2,546	(4)
Net Change in Unrealized Appreciation (Depreciation)	425	(2,474)	(1,014)	27,618	3,067
Net Increase (Decrease) in Net Assets Resulting from Operations	491	1,666	3,825	32,024	3,128
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	8,844	366,840	536,162	732,212	133,183
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	(10,393)	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	(52)	-
Increase (Decrease) from Contract Transactions	8,844	366,840	536,162	721,767	133,183
Total Increase (Decrease) in Net Assets	9,335	368,506	539,987	753,791	136,311
Net Assets at December 31, 2012	$9,335	$368,506	$539,987	$753,791	$136,311

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
44

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	T. ROWE PRICE EQUITY INCOME PORTFOLIO[1]	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO[1]	T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO[1]	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO[1]	TEMPLETON DEVELOPING MARKETS I1
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	410	(86)	16	252	(62)
Net Realized Gains (Losses)	2	3,445	-	352	5
Net Change in Unrealized Appreciation (Depreciation)	369	(1,968)	27	138	3,427
Net Increase (Decrease) in Net Assets Resulting from Operations	781	1,391	43	742	3,370
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	49,207	207,410	1,541	56,985	62,446
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	(71)
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	49,207	207,410	1,541	56,985	62,375
Total Increase (Decrease) in Net Assets	49,988	208,801	1,584	57,727	65,745
Net Assets at December 31, 2012	$49,988	$208,801	$1,584	$57,727	$65,745

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
45

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS II	TEMPLETON FOREIGN SECURITIES[1]	TEMPLETON GLOBAL BOND SECURITIES I1	TEMPLETON GROWTH SECURITIES II	VAN ECK VIP GLOBAL HARD ASSET[1]
Net Assets at January 1, 2011	$421,932	$-	$-	$59,693	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(993)	-	-	129	-
Net Realized Gains (Losses)	(11,028)	-	-	(1,724)	-
Net Change in Unrealized Appreciation (Depreciation)	(48,863)	-	-	(825)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,884)	-	-	(2,420)	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	5,671	-	-	1,129	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	(75,188)	-	-	(19,661)	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(69,517)	-	-	(18,532)	-
Total Increase (Decrease) in Net Assets	(130,401)	-	-	(20,952)	-
Net Assets at December 31, 2011	291,531	-	-	38,741	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	331	(3)	(104)	311	(15)
Net Realized Gains (Losses)	(5,783)	-	9	(321)	-
Net Change in Unrealized Appreciation (Depreciation)	36,111	224	2,938	7,284	549
Net Increase (Decrease) in Net Assets Resulting from Operations	30,659	221	2,843	7,274	534
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	1,005	-	-	975	-
Symetra True Variable Annuity	-	21,541	118,184	-	23,997
Contract Terminations, Transfers Out
Resource Variable Account B	(44,598)	-	-	(4,666)	-
Symetra True Variable Annuity	-	-	(157)	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(43,593)	21,541	118,027	(3,691)	23,997
Total Increase (Decrease) in Net Assets	(12,934)	21,762	120,870	3,583	24,531
Net Assets at December 31, 2012	$278,597	$21,762	$120,870	$42,324	$24,531

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
46

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	VAN ECK VIP MULTI MANAGER ALTERNATIVE[1]	VANGUARD CAPITAL GROWTH[1]	VANGUARD EQUITY INCOME[1]	VANGUARD EQUITY INDEX[1]	VANGUARD HIGH YIELD BOND[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(25)	(42)	(202)	(48)	(562)
Net Realized Gains (Losses)	-	-	12	1	12
Net Change in Unrealized Appreciation (Depreciation)	(124)	1,129	1,290	476	8,616
Net Increase (Decrease) in Net Assets Resulting from Operations	(149)	1,087	1,100	429	8,066
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	32,538	53,412	181,769	22,265	1,376,484
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	(1)	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	32,538	53,412	181,769	22,264	1,376,484
Total Increase (Decrease) in Net Assets	32,389	54,499	182,869	22,693	1,384,550
Net Assets at December 31, 2012	$32,389	$54,499	$182,869	$22,693	$1,384,550

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
47

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	VANGUARD INTERNATIONAL[1]	VANGUARD MID-CAP INDEX[1]	VANGUARD MONEY MARKET[1]	VANGUARD REIT INDEX[1]	VANGUARD SHORT TERM INVESTMENT GRADE[1]
Net Assets at January 1, 2011	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2011	-	-	-	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(13)	(30)	(403)	(77)	(42)
Net Realized Gains (Losses)	-	1	-	1	-
Net Change in Unrealized Appreciation (Depreciation)	776	634	-	1,553	151
Net Increase (Decrease) in Net Assets Resulting from Operations	763	605	(403)	1,477	109
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	13,771	17,515	1,752,745	73,853	32,697
Contract Terminations, Transfers Out
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	(1,391,743)	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-	-	-	-
Symetra True Variable Annuity	-	-	-	-	-
Increase (Decrease) from Contract Transactions	13,771	17,515	361,002	73,853	32,697
Total Increase (Decrease) in Net Assets	14,534	18,120	360,599	75,330	32,806
Net Assets at December 31, 2012	$14,534	$18,120	$360,599	$75,330	$32,806

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
48

Symetra Resource Variable Account B

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2012

Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX[1]	VANGUARD TOTAL STOCK MARKET INDEX[1]
Net Assets at January 1, 2011	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-
Net Realized Gains (Losses)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-
Symetra True Variable Annuity	-	-
Contract Terminations, Transfers Out
Resource Variable Account B	-	-
Symetra True Variable Annuity	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-
Symetra True Variable Annuity	-	-
Increase (Decrease) from Contract Transactions	-	-
Total Increase (Decrease) in Net Assets	-	-
Net Assets at December 31, 2011	-	-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(164)	(25)
Net Realized Gains (Losses)	1	-
Net Change in Unrealized Appreciation (Depreciation)	(1,052)	431
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,215)	406
Contract Transactions
Contract Purchase Payments and Transfers In
Resource Variable Account B	-	-
Symetra True Variable Annuity	357,139	70,984
Contract Terminations, Transfers Out
Resource Variable Account B	-	-
Symetra True Variable Annuity	-	-
Contract Maintenance Charges
Resource Variable Account B	-	-
Symetra True Variable Annuity	-	-
Increase (Decrease) from Contract Transactions	357,139	70,984
Total Increase (Decrease) in Net Assets	355,924	71,390
Net Assets at December 31, 2012	$355,924	$71,390

1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS
49

Symetra Resource Variable Account B

Notes to Financial Statements

1.  ORGANIZATION

Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AllianceBernstein VPS Real Estate[5]	AllianceBernstein VPS Real Estate Investment Portfolio — Class A
AllianceBernstein VPS Small Cap Growth[5]	AllianceBernstein VPS Small Cap Growth Portfolio — Class A
AllianceBernstein VPS Small/Mid Cap Value[6]	AllianceBernstein VPS Small/Mid Cap Value Portfolio — Class A
American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value[5]	VP Mid Cap Value Fund
American Century Ultra I7	VP Ultra Class I Fund
American Century Ultra II	VP Ultra Class II Fund
American Century Value	VP Value Fund
Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I5	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I5	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I5	BlackRock High Yield V.I. Fund Class I
Calvert Variable Products, Inc.
Calvert EAFE International Index[6]	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index[6]	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I
Columbia Funds Variable Insurance Trust
Columbia Income Opportunities[5]	Columbia VP Income Opportunities Fund — Class I
Columbia International Opportunity[6]	Columbia VP International Opportunity Fund — Class I
Columbia Mid Cap Growth[5]	Columbia Mid cap Growth fund — Class I
Columbia Small Cap Value[5]	Columbia VP Small Cap Value Fund — Class I
Delaware VIP Trust
Delaware VIP Emerging Markets[5]	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Intl Value Equity Series[5]	Delaware VIP International Value Equity Series, Standard Class
Delaware VIP Small Cap Value[5]	Delaware VIP Small Cap Value Series, Standard Class
Delaware VIP Smid Cap Growth[5]	Delaware VIP Smid Cap Growth Series, Standard Class
Dimensional Fund Advisors
DFA VA Global Bond[6]	V.A. Global Bond Portfolio
DFA VA International Small Portfolio[5]	V.A. International Small Portfolio
DFA VA International Value Portfolio[6]	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio[5]	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio[5]	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value[5]	V.A. U.S. Targeted Value

50

Symetra Resource Variable Account B

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Dreyfus Investment Portfolios
Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares
Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares
Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares
Dreyfus Variable Investment Fund
Dreyfus Appreciation	Dreyfus VIF Appreciation Portfolio — Initial Shares
Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares
DWS Variable Series I and II
DWS Balanced VIP A4	DWS Balanced VIP — Class A Shares
DWS Global Income Builder VIP A4	DWS Global Income Builder VIP — Class A Shares
DWS International VIP A	DWS International VIP — Class A Shares
Federated Insurance Series
Federated High Income Bond	Federated High Income Bond
Federated Managed Volatility II	Federated Managed Volatility Fund II
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy[5]	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services[6]	VIP Financial Services Portfolio — Initial Class
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond[6]	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap Advisor I6	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate[6]	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income[6]	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology[5]	VIP Technology Portfolio — Initial Class
Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2
Franklin Rising Dividends[5]	Franklin Rising Dividends Securities Fund — Class I
Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2
Franklin Strategic Income Securities[5]	Franklin Strategic Income Securities Fund — Class I
Franklin U.S. Government I5	Franklin U.S. Government Securities Fund — Class I
Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2
ING Investors Trust
ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio
ING VP Natural Resource Trust
ING Global Resources	ING VP Global Resources Portfolio

51

Symetra Resource Variable Account B

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Invesco Variable Insurance Funds, Inc
Invesco Capital Appreciation I1	Invesco V.I. Capital Appreciation Fund (Series I shares)
Invesco Capital Development Series I2	Invesco V.I. Capital Development Fund (Series I shares)
Invesco Capital Development Series II3	Invesco V.I. Capital Development Fund (Series II shares)
Invesco Core Equity[6]	Invesco V.I. Core Equity Fund (Series I Shares)
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund (Series I shares)
Invesco Variable Insurance Funds, Inc
Invesco International Growth I	Invesco V.I. International Growth Fund (Series I shares)
Invesco International Growth II	Invesco V.I. International Growth Fund (Series II shares)
Invesco Mid Cap Core Equity Fund[6]	Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
Invesco Small Cap Equity I5	Invesco V.I. Small Cap Equity Fund ( Series I Shares)
Invesco Van Kampen VI Comstock[6]	Invesco Van Kampen V.I. Comstock (Series I Shares)
Invesco Van Kampen American Franchise I1	Invesco Van Kampen V.I. American Franchise Fund (Series I Shares)
Invesco Van Kampen Mid Cap Growth I2	Invesco Van Kampen V.I. Mid Cap Growth Fund (Series I Shares)
Invesco Van Kampen Mid Cap Growth II3	Invesco Van Kampen V.I. Mid Cap Growth Fund (Series II Shares)
Janus Aspen Series
Janus Aspen Enterprise Portfolio[5]	Janus Aspen Enterprise Portfolio — Institutional Shares
Janus Aspen Flexible Bond Strategy[5]	Janus Aspen Flexible Bond Portfolio — Institutional Shares
Janus Aspen Overseas International[6]	Janus Aspen Overseas Portfolio — Institutional Shares
Janus Aspen Perkins Mid Cap Value Portfolio[5]	Janus Aspen Perkins Mid Cap Value Portfolio — Institutional Shares
JP Morgan Insurance Trust
JP Morgan Insurance Trust International Equity I	JP Morgan Insurance Trust International Equity Portfolio
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio
MFS Variable Insurance Trust
MFS Growth Series — VIT[5]	MFS Growth Series — Initial Class
MFS New Discovery Portfolio — VIT II6	MFS New Discovery Series — Initial Class
MFS Utilities Series — VIT[5]	MFS Utilities Series — Initial Class
MFS Variable Insurance Trust II
MFS Government Securities Portfolio — VIT II5	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio — VIT II5	MFS International Growth Portfolio — Initial Class
MFS International Value Portfolio — VIT II5	MFS International Value Portfolio — Initial Class
Franklin Templeton Variable Insurance Products Trust
Mutual Global Discovery Securities[5]	Mutual Global Discovery Securities Fund — Class I
Mutual Shares Securities I6	Mutual Shares Securities Fund — Class I
Mutual Shares Securities	Mutual Shares Securities Fund — Class 2
PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class[5]	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class[5]	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Emerging Markets Bond Institutional Class[5]	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO EqS Pathfinder Portfolio Institutional Class[6]	PIMCO EqS Pathfinder Portfolio — Institutional Class
PIMCO Foreign Bond (Unhedged) Institutional Class[6]	PIMCO Foreign Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Bond (Unhedged) Institutional Class[6]	PIMCO Global Bond Portfolio (Unhedged) — Institutional Class
PIMCO Global Multi-Asset Institutional Class[5]	PIMCO Global Multi-Asset Portfolio — Institutional Class
PIMCO Long-Term U.S. Govt. Institutional Class[6]	PIMCO Long-Term U.S. Government Portfolio — Institutional Class
PIMCO Low Duration Institutional Class[5]	PIMCO Low Duration Portfolio — Institutional Class
52

Symetra Resource Variable Account B

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
PIMCO Real Return Institutional Class[5]	PIMCO Real Return Portfolio — Institutional Class
PIMCO Total Return Institutional Class[5]	PIMCO Total Return Portfolio — Institutional Class
PIMCO Unconstrained Bond Institutional Class[5]	PIMCO Unconstrained Bond Portfolio — Institutional Class
Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I
Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Strategic Income VCT Class I5	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II
Royce Capital Fund
Royce Capital Micro-Cap[5]	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap[5]	Royce Capital Fund Small-Cap Portfolio Investment Class
Sentinel Variable Products Trust
Sentinel VP Bond[6]	Sentinel Variable Products Bond Fund
Sentinel VP Common Stock[6]	Sentinel Variable Products Common Stock Fund
Sentinel VP Small Company[6]	Sentinel Variable Products Small Company Fund
Symetra Mutual Funds Trust (a related party)
Symetra DFA International CORE Equity Fund[5,8,10]	Symetra DFA International CORE Equity Fund
Symetra DoubleLine Emerging Markets Income Fund[5,10]	Symetra DoubleLine Emerging Markets Income Fund
Symetra DoubleLine Total Return Fund[5,10]	Symetra DoubleLine Total Return Fund
Symetra Pension Reserve Fund — 2016-2028 (b.1942-1962)[6,9]	Symetra Pension Reserve Fund — 2016-2028 (b.1942-1962)
Symetra Yacktman Focused Fund[5,10]	Symetra Yacktman Focused Fund
T. Rowe Price Variable Insurance Portfolios
T. Rowe Price Blue Chip Growth[5]	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio[5]	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio[5]	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio[5]	T. Rowe Price International Stock Portfolio
T. Rowe Price New America Growth Portfolio[5]	T. Rowe Price New America Growth Portfolio
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets I5	Templeton Developing Markets Securities Fund — Class 1
Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2
Templeton Foreign Securities[5]	Templeton Foreign Securities Fund — Class 1
Templeton Global Bond Securities I5	Templeton Global bond Securities Fund — Class 1
Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2
Van Eck Variable Insurance Products Trust
Van Eck VIP Global Hard Asset[5]	Van Eck VIP Global Hard Assets Fund — Initial Class
Van Eck VIP Multi Manager Alternative[5]	Van Eck VIP Multi Manager Alternatives Fund — Initial Class

53

Symetra Resource Variable Account B

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced[6]	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth[5]	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income[5]	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index[5]	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond[5]	Vanguard VIF — High Yield Bond Portfolio
Vanguard International[5]	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index[5]	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Money Market[5]	Vanguard VIF — Money Market Portfolio
Vanguard REIT Index[5]	Vanguard VIF — REIT Index Portfolio
Vanguard Short Term Investment Grade[5]	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth[6]	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index[5]	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index[5]	Vanguard VIF — Total Stock Market Index Portfolio

  1  Invesco Capital Appreciation I was reorganized with Invesco Van Kampen American Franchise I on April 30, 2012.

  2  Invesco Capital Development Series I was reorganized with Invesco Van Kampen Mid Cap Growth I on April 30, 2012.

  3  Invesco Capital Development Series II was reorganized with Invesco Van Kampen Mid Cap Growth II on April 30, 2012.

  4  DWS Global Income Builder VIP A was known as DWS Balanced VIP A prior to May 1, 2012.

  5  The commencement date was June 18, 2012. The 2012 activity is from such date through December 31, 2012, were applicable.

  6  The commencement date was June 18, 2012. However, there was no activity to report and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2012.

  7  There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2012.

  8  Effective February 8, 2013, the Symetra DFA International CORE Equity Fund was liquidated and is no longer available for new sales.

  9  Effective February 8, 2013, the Symetra Pension Reserve Funds were closed and are no longer available, there was no activity to report and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2012.

  10  Refer to Note 3. Expenses and Related Party Tranactions for additional information pertaining to the funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

54

Symetra Resource Variable Account B

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations.

SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a Sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the Sub-account fund facilitation fee may be charged to owners invested in any Sub-account offered under the contract. Symetra Life will notify you in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge if assessed would be included in the net investment income (loss) in the accompanying Statements of Operations.

WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If you elect this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is first deducted pro-rata from your contract value invested in the standard Sub-accounts. The (WTB) charge is reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.

SHORT TERM REDEMPTION FEES: Certain Sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Mutual Fund, Fidelity VIP Financial Services Mutual Fund, and the Fidelity VIP Technology Mutual Fund. An owner who chooses to redeem Accumulation Units of a Sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when you withdraw Contract Value invested in one of the Sub-accounts or you transfer Contract Value out of one of these Sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the Sub-accounts. The redemption fee will not apply to deductions from your Contract Value to pay the mortality and expense risk charge or other charges under the Contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.

Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Changes in Net Assets. This charge does not apply to all products.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender

55

Symetra Resource Variable Account B

Notes to Financial Statements

3.  EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

Additionally, during the year ended December 31, 2012, management fees were paid indirectly to Symetra Investment Management, Inc. an affiliate of the Company, in its capacity as investment advisor to certain funds as follows: a fee at the annual rate of 0.60 percent of the average net assets of the Symetra DFA International CORE Equity Fund, a fee of 0.90 percent of the average net assets of the Symetra DoubleLine Emerging Markets Income Fund, a fee of 0.55 percent of the average net assets of the Symetra DoubleLine Total Return fund, and a fee of 1.00 percent of the average net assets of the Symetra Yacktman Focused Fund.

Symetra Investment Management, Inc. has contractually agreed to waive 0.05 percent of its management fee (the "Fee Waiver) and also agreed to pay fund expenses in order to limit the fund's other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13 percent of the average daily net assets of the Symetra DoubleLine Total Return Fund, Symetra DoubleLine Emerging Markets Income Fund, 0.12 percent of the Symetra Yacktman Focused Fund and 0.14 percent of the Symetra DFA International CORE Equity Fund (the "Expense Caps"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees. Symetra Investment Management, Inc. may request recoupment of previously waived fees and paid expenses from the funds for three years from the date they were waived or paid, as long as the fund can make the repayment while remaining with its Expense Cap.

4.  INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2012. The table also summarizes underlying investment information for each sub-account as of December 31, 2012.

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AllianceBernstein VPS Real Estate[1]	$10,572	$12	$10,560	$11,013	899	$12.25
AllianceBernstein VPS Small Cap Growth[1]	33,922	29	33,893	34,839	1,837	18.96
American Century Balanced	78,667	123,348	506,430	584,871	82,030	7.13
American Century International	40,882	129,869	486,627	500,420	56,037	8.93
American Century Mid Cap Value[1]	12,041	20	12,021	12,205	838	14.58
American Century Ultra I1	-	37,161	-	-	-	10.80
American Century Ultra II	27,433	6,491	21,090	22,618	2,124	10.65
American Century Value	3,692	30,276	118,224	151,038	23,165	6.52
BlackRock Capital Appreciation I1	11,089	17	11,071	10,729	1,262	8.50
BlackRock Global Allocation I1	42,865	46	42,819	42,874	2,663	16.10
BlackRock High Yield I1	19,053	55	18,997	19,242	2,587	7.44
Columbia Income Opportunities[1]	69,270	149	69,125	72,438	6,892	10.51
Columbia Mid Cap Growth[1]	50,000	129	49,874	51,380	6,273	8.19
Columbia Small Cap Value[1]	20,000	1	19,999	20,410	1,325	15.41
Delaware VIP Emerging Markets[1]	7,183	11	7,171	7,883	397	19.84
Delaware VIP Intl Value Equity Series[1]	3,098	56	3,043	3,208	318	10.09
Delaware VIP Small Cap Value[1]	41,322	26	41,294	42,401	1,279	33.14
Delaware VIP Smid Cap Growth[1]	67,352	141	67,212	68,395	2,807	24.37
DFA VA International Small Portfolio[1]	31,300	15	31,285	31,444	3,082	10.20
DFA VA Short Term Fixed Portfolio[1]	67,683	52	67,631	67,179	6,586	10.20
DFA VA U.S. Large Value Portfolio[1]	38,185	28	38,157	38,746	2,259	17.15
DFA VA U.S. Targeted Value[1]	51,418	27	51,391	52,563	4,022	13.07
Dreyfus Appreciation	17,728	70,836	252,150	306,109	7,564	40.47
Dreyfus Midcap Stock	10,331	81,313	468,647	596,935	38,070	15.68
Dreyfus Quality Bond	85,758	159,699	235,249	255,893	20,670	12.38
Dreyfus Socially Responsible	1,003	18,823	87,818	95,878	2,885	33.24
Dreyfus Stock Index	56,360	157,205	297,470	367,274	11,514	31.90

56

Symetra Resource Variable Account B

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Dreyfus Technology Growth	$-	$27,801	$62,805	$80,204	5,795	$13.84
DWS Global Income Builder VIP A1	168,917	844,028	4,277,595	4,571,130	191,260	23.90
DWS International VIP A	153,491	778,121	4,397,423	3,302,116	414,838	7.96
Federated High Income Bond	46,432	66,214	287,469	328,631	45,834	7.17
Federated Managed Volatility II	10,992	4,375	110,137	121,112	12,669	9.56
Fidelity Contrafund	245,003	409,548	1,290,600	1,545,441	58,452	26.44
Fidelity Energy[1]	186,339	67	186,269	186,780	9,559	19.54
Fidelity Equity-Income	38,692	147,395	193,307	246,509	12,363	19.94
Fidelity Growth	10,807	101,392	451,954	563,311	13,396	42.05
Fidelity Growth & Income	40,633	131,116	446,565	473,563	32,458	14.59
Fidelity Growth Opportunities	3,330	125,280	201,813	257,869	11,829	21.80
Fidelity Technology[1]	13,223	23	13,200	12,807	1,240	10.33
Fidelity VIP Money Market Service Class	69,704	315,990	889,520	889,520	889,520	1.00
Franklin Income Securities Fund Class II	35,905	229,768	286,456	324,853	21,557	15.07
Franklin Rising Dividends[1]	2,925	2	2,923	2,978	135	22.03
Franklin Small-Mid Cap Growth II	40,544	70,793	269,432	392,193	18,641	21.04
Franklin Strategic Income Securities	94,039	143	93,897	95,670	7,264	13.17
Franklin U.S. Government I1	9,384	16	9,368	9,378	691	13.57
Franklin U.S. Government II	121,156	279,625	694,055	718,468	53,979	13.31
ING Global Resources	781	18,366	104,264	85,967	4,592	18.72
ING JP Morgan Emerging Markets Equity I	3,273	6,754	98,189	116,026	5,544	20.93
Invesco Capital Appreciation I1	267	200,113	-	-	-	-
Invesco Capital Development Series I1	-	20,186	-	-	-	-
Invesco Capital Development Series II1	435	55,082	-	-	-	-
Invesco Global Real Estate	34,673	92,337	256,486	366,289	23,678	15.47
Invesco International Growth I	151,477	22,038	199,398	216,208	7,200	30.03
Invesco International Growth II	6,509	102,765	234,583	301,113	10,145	29.68
Invesco Small Cap Equity I1	7,500	9	7,491	7,822	419	18.69
Invesco Van Kampen American Franchise I1	200,522	6,407	193,613	181,373	4,999	36.28
Invesco Van Kampen Mid Cap Growth I1	19,170	1,973	17,361	19,689	5,023	3.92
Invesco Van Kampen Mid Cap Growth II1	52,087	7,466	47,293	73,734	18,857	3.91
Janus Aspen Enterprise Portfolio[1]	15,839	8	15,831	16,415	367	44.77
Janus Aspen Flexible Bond Strategy[1]	91,943	143	91,801	91,168	7,236	12.60
Janus Aspen Perkins Mid Cap Value Portfolio[1]	42,190	17	42,172	42,768	2,705	15.81
JP Morgan Insurance Trust International Equity I	18,729	54,960	206,919	220,825	20,991	10.52
JP Morgan Insurance Trust Mid Cap Value I	134,452	107,205	345,049	404,372	49,496	8.17
JP Morgan Insurance Trust U.S. Equity I	13,240	32,114	92,815	114,066	6,466	17.64
MFS Government Securities Portfolio — VIT II1	15,772	22	15,750	15,722	1,166	13.49
MFS Growth Series — VIT[1]	13,136	5	13,131	13,023	452	28.83
MFS International Growth Portfolio — VIT II1	13,223	24	13,200	13,988	1,064	13.15
MFS International Value Portfolio — VIT II1	72,724	39	72,684	73,720	4,249	17.35
MFS Utilities Series — VIT[1]	389,294	189	389,100	396,495	14,350	27.63
Mutual Global Discovery Securities[1]	63,230	62	63,164	64,195	3,124	20.55
Mutual Shares Securities	6,147	161,164	194,222	242,190	14,065	17.22
PIMCO All Asset Institutional Class[1]	7,089	83	7,005	6,983	608	11.48
PIMCO CommodityRealReturn Strat. Institutional Class[1]	165,856	65	165,791	155,708	21,931	7.10
PIMCO Emerging Markets Bond Institutional Class[1]	415,755	192	415,568	417,453	27,249	15.32
PIMCO Global Multi-Asset Institutional Class[1]	2,967	2	2,965	2,983	235	12.71

57

Symetra Resource Variable Account B

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2012
	December 31, 2012		Investments			Net Asset
Sub-Account	Purchases	Proceeds From Sales	at Cost	at Fair Value	Shares Owned	Value[2]
PIMCO Low Duration Institutional Class[1]	$157,955	$123	$157,833	$158,022	14,659	$10.78
PIMCO Real Return Institutional Class[1]	148,644	140	148,505	142,790	10,020	14.25
PIMCO Total Return Institutional Class[1]	168,157	151	168,008	165,665	14,344	11.55
PIMCO Unconstrained Bond Institutional Class[1]	16,599	20	16,579	16,666	1,593	10.46
Pioneer Bond VCT Class I	947,840	879,935	3,719,248	3,785,388	329,451	11.49
Pioneer Emerging Markets VCT Class II	2,713	32,007	48,914	58,906	2,305	25.55
Pioneer Equity Income VCT Class II	25,453	9,903	95,072	98,395	4,555	21.60
Pioneer Fund VCT Class I	1,807,931	4,268,176	26,591,771	26,052,587	1,246,535	20.90
Pioneer Growth Opportunities VCT Class I	331,621	3,288,443	15,438,238	16,943,464	703,924	24.07
Pioneer High Yield VCT Class II	16,423	10,561	183,240	183,670	17,627	10.42
Pioneer Mid Cap Value VCT Class I	83,997	402,900	3,187,550	3,126,275	179,465	17.42
Pioneer Strategic Income VCT Class I1	78,593	271	78,327	79,698	7,407	10.76
Pioneer Strategic Income VCT Class II	67,028	174,339	407,496	419,411	39,052	10.74
Royce Capital Micro-Cap[1]	15,337	7	15,330	15,607	1,425	10.95
Royce Capital Small-Cap[1]	13,708	76	13,635	13,981	1,267	11.03
Symetra DFA International Core Equity Fund[1]	8,924	14	8,910	9,335	776	12.03
Symetra DoubleLine Emerging Markets Income Fund[1]	371,174	199	370,979	368,506	35,536	10.37
Symetra DoubleLine Total Return Fund[1]	541,374	378	541,002	539,987	51,922	10.40
Symetra Yacktman Focused Fund[1]	738,438	12,411	726,173	753,791	70,580	10.68
T. Rowe Price Blue Chip Growth[1]	133,349	101	133,245	136,311	10,135	13.45
T. Rowe Price Equity Income Portfolio[1]	49,697	81	49,618	49,988	2,244	22.27
T. Rowe Price Health Sciences Portfolio[1]	210,844	77	210,770	208,801	9,849	21.20
T. Rowe Price International Stock Portfolio[1]	1,560	3	1,557	1,584	114	13.90
T. Rowe Price New America Growth Portfolio[1]	57,614	24	57,590	57,727	2,547	22.67
Templeton Developing Markets I1	62,444	130	62,319	65,745	6,214	10.58
Templeton Developing Markets II	4,922	48,183	178,866	278,597	26,533	10.50
Templeton Foreign Securities[1]	21,541	3	21,537	21,762	1,488	14.63
Templeton Global Bond Securities I1	118,238	316	117,932	120,870	6,043	20.00
Templeton Growth Securities II	1,793	5,172	35,090	42,324	3,536	11.97
Van Eck VIP Global Hard Asset[1]	23,995	13	23,982	24,531	842	29.13
Van Eck VIP Multi Manager Alternative[1]	32,537	25	32,512	32,389	3,274	9.89
Vanguard Capital Growth[1]	53,411	41	53,370	54,499	3,083	17.68
Vanguard Equity Income[1]	181,878	311	181,579	182,869	10,372	17.63
Vanguard Equity Index[1]	22,263	46	22,217	22,693	910	24.93
Vanguard High Yield Bond[1]	1,376,448	526	1,375,934	1,384,550	166,213	8.33
Vanguard International[1]	13,771	13	13,759	14,534	792	18.35
Vanguard Mid-Cap Index[1]	17,524	39	17,486	18,120	1,123	16.13
Vanguard Money Market[1]	1,685,712	1,325,112	360,599	360,599	360,599	1.00
Vanguard REIT Index[1]	74,050	275	73,776	75,330	6,216	12.12
Vanguard Short Term Investment Grade[1]	32,695	41	32,655	32,806	3,012	10.89
Vanguard Total Bond Market Index[1]	357,135	160	356,976	355,924	28,566	12.46
Vanguard Total Stock Market Index[1]	70,983	24	70,960	71,390	2,820	25.32

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

  2  Net asset values represent the amounts published by the underlying Mutual Funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

58

Symetra Resource Variable Account B

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units Outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Resource Variable Account B
American Century Balanced	4,953	(8,651)	(3,698)	882	(12,845)	(11,963)
American Century International	3,763	(12,937)	(9,174)	1,786	(17,650)	(15,864)
American Century Ultra I1	-	(2,649)	(2,649)	-	(189)	(189)
American Century Ultra II	2,464	(562)	1,902	-	-	-
American Century Value	43	(1,891)	(1,848)	1,437	(1,764)	(327)
Dreyfus Appreciation	137	(5,615)	(5,478)	145	(1,450)	(1,305)
Dreyfus Midcap Stock	498	(4,910)	(4,412)	1,537	(5,259)	(3,722)
Dreyfus Quality Bond	4,434	(8,929)	(4,495)	1,252	(6,823)	(5,571)
Dreyfus Socially Responsible	17	(2,282)	(2,265)	17	(822)	(805)
Dreyfus Stock Index	1,754	(10,196)	(8,442)	1,078	(4,620)	(3,542)
Dreyfus Technology Growth	-	(4,949)	(4,949)	-	(1,748)	(1,748)
DWS Global Income Builder VIP A1	3,752	(31,017)	(27,265)	10,754	(36,694)	(25,940)
DWS International VIP A	5,380	(48,492)	(43,112)	8,728	(24,169)	(15,441)
Federated High Income Bond	857	(2,579)	(1,722)	112	(4,202)	(4,090)
Federated Managed Volatility II	34	(151)	(117)	22	(181)	(159)
Fidelity Contrafund	2,357	(19,492)	(17,135)	2,839	(11,802)	(8,963)
Fidelity Equity-Income	861	(9,243)	(8,382)	904	(3,312)	(2,408)
Fidelity Growth	936	(11,872)	(10,936)	599	(11,519)	(10,919)
Fidelity Growth & Income	2,613	(10,967)	(8,354)	1,244	(4,510)	(3,266)
Fidelity Growth Opportunities	224	(11,798)	(11,574)	194	(5,293)	(5,099)
Fidelity VIP Money Market Service Class	6,539	(28,543)	(22,004)	131,308	(71,818)	59,490
Franklin Income Securities Fund Class II	757	(16,396)	(15,639)	3,405	(14,597)	(11,192)
Franklin Small-Mid Cap Growth II	1,351	(6,953)	(5,602)	2,415	(7,702)	(5,287)
Franklin U.S. Government II	6,009	(16,172)	(10,163)	1,472	(7,928)	(6,456)
ING Global Resources	-	(522)	(522)	1	(220)	(219)
ING JP Morgan Emerging Markets Equity I	20	(218)	(198)	47	(4,556)	(4,509)
Invesco Capital Appreciation I1	32	(21,617)	(21,585)	474	(3,124)	(2,650)
Invesco Capital Development Series I1	-	(1,283)	(1,283)	-	(167)	(167)
Invesco Capital Development Series II1	42	(8,337)	(8,295)	244	(2,284)	(2,039)
Invesco Global Real Estate	85	(3,438)	(3,353)	563	(1,790)	(1,227)
Invesco International Growth I	364	(957)	(593)	-	(7,343)	(7,343)
Invesco International Growth II	236	(8,720)	(8,484)	3,435	(11,659)	(8,224)
Invesco Van Kampen American Franchise I1	21,746	(570)	21,176	-	-	-
Invesco Van Kampen Mid Cap Growth I1	1,230	(106)	1,124	-	-	-
Invesco Van Kampen Mid Cap Growth II1	8,074	(718)	7,356	-	-	-
JP Morgan Insurance Trust International Equity I	836	(3,177)	(2,341)	1,703	(3,230)	(1,527)
JP Morgan Insurance Trust Mid Cap Value I	1,571	(4,905)	(3,334)	999	(2,771)	(1,772)
JP Morgan Insurance Trust U.S. Equity I	1,192	(3,210)	(2,018)	4	(878)	(874)
Mutual Shares Securities	92	(11,724)	(11,632)	1,431	(12,100)	(10,669)
Pioneer Bond VCT Class I	13,704	(22,170)	(8,466)	16,819	(16,312)	507
Pioneer Emerging Markets VCT Class II	50	(1,734)	(1,684)	113	(639)	(526)
Pioneer Equity Income VCT Class II	1,700	(692)	1,008	6	(374)	(368)
Pioneer Fund VCT Class I	8,574	(68,256)	(59,682)	10,882	(71,774)	(60,892)
Pioneer Growth Opportunities VCT Class I	6,142	(56,418)	(50,276)	9,487	(63,027)	(53,540)
Pioneer High Yield VCT Class II	-	(602)	(602)	7,910	(4,446)	3,464

59

Symetra Resource Variable Account B

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Resource Variable Account B (Continued)
Pioneer Mid Cap Value VCT Class I	1,990	(14,184)	(12,194)	3,864	(38,074)	(34,210)
Pioneer Strategic Income VCT Class II	2,838	(11,638)	(8,800)	7,432	(7,384)	48
Templeton Developing Markets II	50	(2,065)	(2,015)	265	(3,084)	(2,819)
Templeton Growth Securities II	81	(380)	(299)	92	(1,534)	(1,442)
Symetra True Variable Annuity
AllianceBernstein VPS Real Estate[1]	1,022	-	1,022	-	-	-
AllianceBernstein VPS Small Cap Growth[1]	3,296	-	3,296	-	-	-
American Century Mid Cap Value[1]	1,109	-	1,109	-	-	-
BlackRock Capital Appreciation I1	1,009	-	1,009	-	-	-
BlackRock Global Allocation I1	4,716	(719)	3,997	-	-	-
BlackRock High Yield I1	2,787	(1,013)	1,774	-	-	-
Columbia Income Opportunities[1]	6,630	-	6,630	-	-	-
Columbia Mid Cap Growth[1]	4,938	-	4,938	-	-	-
Columbia Small Cap Value[1]	1,829	-	1,829	-	-	-
Delaware VIP Emerging Markets[1]	1,199	(519)	680	-	-	-
Delaware VIP Intl Value Equity Series[1]	283	(4)	279	-	-	-
Delaware VIP Small Cap Value[1]	3,874	-	3,874	-	-	-
Delaware VIP Smid Cap Growth[1]	6,665	(1)	6,664	-	-	-
DFA VA International Small Portfolio[1]	2,695	-	2,695	-	-	-
DFA VA Short Term Fixed Portfolio[1]	6,716	-	6,716	-	-	-
DFA VA U.S. Large Value Portfolio[1]	3,375	-	3,375	-	-	-
DFA VA U.S. Targeted Value[1]	4,529	-	4,529	-	-	-
Dreyfus Appreciation[1]	440	-	440	-	-	-
Fidelity Contrafund[1]	19,397	(2,477)	16,920	-	-	-
Fidelity Energy[1]	26,115	(9,549)	16,566	-	-	-
Fidelity Technology[1]	1,218	-	1,218	-	-	-
Franklin Rising Dividends[1]	279	-	279	-	-	-
Franklin Strategic Income Securities[1]	14,484	(5,615)	8,869	-	-	-
Franklin U.S. Government I1	932	-	932	-	-	-
Invesco Global Real Estate[1]	3,017	(232)	2,785	-	-	-
Invesco International Growth I1	13,274	-	13,274	-	-	-
Invesco Small Cap Equity I1	697	-	697	-	-	-
Janus Aspen Enterprise Portfolio[1]	1,515	-	1,515	-	-	-
Janus Aspen Flexible Bond Strategy[1]	15,081	(6,247)	8,834	-	-	-
Janus Aspen Perkins Mid Cap Value Portfolio[1]	3,951	-	3,951	-	-	-
JP Morgan Insurance Trust Mid Cap Value I1	9,276	-	9,276	-	-	-
MFS Government Securities Portfolio — VIT II1	2,706	(1,142)	1,564	-	-	-
MFS Growth Series — VIT[1]	1,210	-	1,210	-	-	-
MFS International Growth Portfolio — VIT II1	1,219	-	1,219	-	-	-
MFS International Value Portfolio — VIT II1	6,519	-	6,519	-	-	-
MFS Utilities Series — VIT[1]	54,056	(18,333)	35,723	-	-	-
Mutual Global Discovery Securities[1]	5,811	(2)	5,809	-	-	-
PIMCO All Asset Institutional Class[1]	993	(357)	636	-	-	-
PIMCO CommodityRealReturn Strat. Institutional Class[1]	18,101	(3,828)	14,273	-	-	-

60

Symetra Resource Variable Account B

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2012			2011
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Symetra True Variable Annuity (Continued)
PIMCO Emerging Markets Bond Institutional Class[1]	54,809	(16,782)	38,027	-	-	-
PIMCO Global Multi-Asset Institutional Class[1]	279	-	279	-	-	-
PIMCO Low Duration Institutional Class[1]	15,404	(11)	15,393	-	-	-
PIMCO Real Return Institutional Class[1]	13,951	-	13,951	-	-	-
PIMCO Total Return Institutional Class[1]	17,286	(1,397)	15,889	-	-	-
PIMCO Unconstrained Bond Institutional Class[1]	1,604	-	1,604	-	-	-
Pioneer Strategic Income VCT Class I1	7,491	(10)	7,481	-	-	-
Royce Capital Micro-Cap[1]	1,455	-	1,455	-	-	-
Royce Capital Small-Cap[1]	1,665	(398)	1,267	-	-	-
Symetra DFA International CORE Equity Fund[1]	1,014	(223)	791	-	-	-
Symetra DoubleLine Emerging Markets Income Fund[1]	53,196	(18,231)	34,965	-	-	-
Symetra DoubleLine Total Return Fund[1]	70,860	(20,322)	50,538	-	-	-
Symetra Yacktman Focused Fund[1]	73,596	(1,996)	71,600	-	-	-
T. Rowe Price Blue Chip Growth[1]	13,715	(740)	12,975	-	-	-
T. Rowe Price Equity Income Portfolio[1]	4,531	-	4,531	-	-	-
T. Rowe Price Health Sciences Portfolio[1]	28,361	(9,230)	19,131	-	-	-
T. Rowe Price International Stock Portfolio[1]	139	-	139	-	-	-
T. Rowe Price New America Growth Portfolio[1]	5,387	-	5,387	-	-	-
Templeton Developing Markets I1	5,755	(7)	5,748	-	-	-
Templeton Foreign Securities[1]	1,815	-	1,815	-	-	-
Templeton Global Bond Securities I1	11,392	(485)	10,907	-	-	-
Van Eck VIP Global Hard Asset[1]	2,180	-	2,180	-	-	-
Van Eck VIP Multi Manager Alternative[1]	3,223	-	3,223	-	-	-
Vanguard Capital Growth[1]	4,942	-	4,942	-	-	-
Vanguard Equity Income[1]	19,868	(2,792)	17,076	-	-	-
Vanguard Equity Index[1]	3,068	(947)	2,121	-	-	-
Vanguard High Yield Bond[1]	202,122	(74,226)	127,896	-	-	-
Vanguard International[1]	1,247	-	1,247	-	-	-
Vanguard Mid-Cap Index[1]	2,545	(886)	1,659	-	-	-
Vanguard Money Market[1]	187,216	(151,068)	36,148	-	-	-
Vanguard REIT Index[1]	11,049	(3,860)	7,189	-	-	-
Vanguard Short Term Investment Grade[1]	3,216	-	3,216	-	-	-
Vanguard Total Bond Market Index[1]	54,889	(19,726)	35,163	-	-	-
Vanguard Total Stock Market Index[1]	6,627	-	6,627	-	-	-

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

61

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity product, net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2012.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AllianceBernstein VPS Real Estate[1]
Symetra True Variable Annuity
2012	$10.777	1,022	$11,013	0.00%	0.60%	7.77%
AllianceBernstein VPS Small Cap Growth[1]
Symetra True Variable Annuity
2012	10.569	3,296	34,839	0.00%	0.60%	5.69%
AllianceBernstein VPS Small/Mid Cap Value[1]
Symetra True Variable Annuity
2012	11.394	-	-	0.00%	0.60%	13.94%
American Century Balanced
Resource Variable Account B
2012	14.062	41,594	584,871	2.07%	1.25%	10.41%
2011	12.736	45,292	576,854	1.86%	1.25%	4.03%
2010	12.243	57,255	700,992	1.87%	1.25%	10.25%
2009	11.105	67,717	751,992	5.23%	1.25%	14.05%
2008	9.737	70,227	683,810	2.81%	1.25%	(21.32%)
American Century International
Resource Variable Account B
2012	10.973	45,607	500,420	0.90%	1.25%	19.66%
2011	9.170	54,781	502,382	1.55%	1.25%	(13.14%)
2010	10.557	70,645	745,808	2.36%	1.25%	11.89%
2009	9.435	79,351	748,717	2.14%	1.25%	32.11%
2008	7.142	94,481	674,823	0.84%	1.25%	(45.51%)
American Century Mid Cap Value[1]
Symetra True Variable Annuity
2012	11.004	1,109	12,205	0.84%	0.60%	10.04%
American Century Ultra I1
Resource Variable Account B
2012	14.726	-	-	0.00%	1.25%	12.51%
2011	13.089	2,649	34,667	0.00%	1.25%	(0.19%)
2010	13.114	2,838	37,222	0.51%	1.25%	14.64%
2009	11.439	3,022	34,572	0.28%	1.25%	32.81%
2008	8.613	3,201	27,568	0.00%	1.25%	(42.21%)
American Century Ultra II
Resource Variable Account B
2012	11.894	1,902	22,618	0.00%	1.25%	12.37%
2011	10.585	-	-	0.00%	1.25%	(0.39%)
2010	10.626	-	-	0.00%	1.25%	14.38%
2009	9.290	-	-	0.00%	1.25%	(23.44%)
American Century Value
Resource Variable Account B
2012	15.432	9,788	151,038	1.90%	1.25%	13.15%
2011	13.638	11,636	158,707	2.03%	1.25%	(0.24%)
2010	13.671	11,963	163,554	2.12%	1.25%	12.02%
2009	12.204	15,972	194,943	5.55%	1.25%	18.37%
2008	10.310	16,265	167,717	2.84%	1.25%	(27.69%)
Symetra True Variable Annuity
2012	10.891	-	-	0.00%	0.60%	8.91%
62

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
BlackRock Capital Appreciation I1
Symetra True Variable Annuity
2012	$10.636	1,009	$10,729	0.76%	0.60%	6.36%
BlackRock Global Allocation I1
Symetra True Variable Annuity
2012	10.726	3,997	42,874	2.21%	0.60%	7.26%
BlackRock High Yield I1
Symetra True Variable Annuity
2012	10.897	1,774	19,327	1.61%	0.60%	8.97%
Calvert EAFE International Index[1]
Symetra True Variable Annuity
2012	11.742	-	-	0.00%	0.60%	17.42%
Calvert Russell 2000 Small Cap Index[1]
Symetra True Variable Annuity
2012	11.007	-	-	0.00%	0.60%	10.07%
Columbia Income Opportunities[1]
Symetra True Variable Annuity
2012	10.926	6,630	72,438	0.00%	0.60%	9.26%
Columbia International Opportunity[1]
Symetra True Variable Annuity
2012	11.598	-	-	0.00%	0.60%	15.98%
Columbia Mid Cap Growth[1]
Symetra True Variable Annuity
2012	10.404	4,938	51,380	0.00%	0.60%	4.04%
Columbia Small Cap Value[1]
Symetra True Variable Annuity
2012	11.158	1,829	20,410	0.00%	0.60%	11.58%
Delaware VIP Emerging Markets[1]
Symetra True Variable Annuity
2012	11.592	680	7,883	0.00%	0.60%	15.92%
Delaware VIP Intl Value Equity Series[1]
Symetra True Variable Annuity
2012	11.508	279	3,208	0.00%	0.60%	15.08%
Delaware VIP Small Cap Value[1]
Symetra True Variable Annuity
2012	10.945	3,874	42,401	0.00%	0.60%	9.45%
Delaware VIP Smid Cap Growth[1]
Symetra True Variable Annuity
2012	10.263	6,664	68,395	0.00%	0.60%	2.63%
DFA VA Global Bond[1]
Symetra True Variable Annuity
2012	10.185	-	-	0.00%	0.60%	1.85%
DFA VA International Small Portfolio[1]
Symetra True Variable Annuity
2012	11.667	2,695	31,444	4.90%	0.60%	16.67%
DFA VA International Value Portfolio[1]
Symetra True Variable Annuity
2012	11.904	-	-	0.00%	0.60%	19.04%
DFA VA Short Term Fixed Portfolio[1]
Symetra True Variable Annuity
2012	10.003	6,716	67,179	0.86%	0.60%	0.03%
DFA VA U.S. Large Value Portfolio[1]
Symetra True Variable Annuity
2012	11.482	3,375	38,746	2.61%	0.60%	14.82%

63

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DFA VA U.S. Targeted Value[1]
Symetra True Variable Annuity
2012	$11.605	4,529	$52,563	3.59%	0.60%	16.05%
Dreyfus Appreciation
Resource Variable Account B
2012	12.387	24,343	301,537	3.66%	1.25%	9.05%
2011	11.359	29,821	338,731	1.66%	1.25%	7.67%
2010	10.550	31,126	328,399	2.23%	1.25%	13.88%
2009	9.264	38,774	359,207	2.53%	1.25%	21.03%
2008	7.654	40,552	310,392	2.05%	1.25%	(30.42%)
Symetra True Variable Annuity
2012	10.389	440	4,572	0.58%	0.60%	3.89%
Dreyfus Midcap Stock
Resource Variable Account B
2012	16.398	36,403	596,935	0.47%	1.25%	18.18%
2011	13.875	40,815	566,330	0.52%	1.25%	(0.85%)
2010	13.994	44,537	623,268	0.99%	1.25%	25.52%
2009	11.149	49,550	552,439	1.46%	1.25%	33.83%
2008	8.331	61,358	511,182	0.98%	1.25%	(41.16%)
Dreyfus Quality Bond
Resource Variable Account B
2012	17.724	14,437	255,893	2.98%	1.25%	5.66%
2011	16.774	18,932	317,557	3.68%	1.25%	5.70%
2010	15.869	24,503	388,842	3.91%	1.25%	7.03%
2009	14.827	28,642	424,672	4.81%	1.25%	13.53%
2008	13.060	37,763	493,173	4.96%	1.25%	(5.37%)
Dreyfus Socially Responsible
Resource Variable Account B
2012	7.758	12,358	95,878	0.81%	1.25%	10.58%
2011	7.016	14,623	102,607	0.89%	1.25%	(0.36%)
2010	7.041	15,428	108,630	0.90%	1.25%	13.40%
2009	6.209	17,900	111,144	0.96%	1.25%	32.08%
2008	4.701	18,289	85,973	0.74%	1.25%	(35.24%)
Dreyfus Stock Index
Resource Variable Account B
2012	16.045	22,891	367,274	1.69%	1.25%	14.04%
2011	14.070	31,333	440,866	1.57%	1.25%	0.36%
2010	14.019	34,875	488,940	1.57%	1.25%	13.11%
2009	12.394	37,314	462,477	1.77%	1.25%	24.48%
2008	9.957	47,880	476,727	1.75%	1.25%	(38.10%)
Dreyfus Technology Growth
Resource Variable Account B
2012	5.503	14,576	80,204	0.00%	1.25%	14.19%
2011	4.819	19,525	94,106	0.00%	1.25%	(8.92%)
2010	5.291	21,273	112,576	0.00%	1.25%	28.30%
2009	4.124	27,244	112,353	0.46%	1.25%	55.74%
2008	2.648	30,478	80,718	0.00%	1.25%	(41.92%)
DWS Global Income Builder VIP A1
Resource Variable Account B
2012	26.407	173,104	4,571,130	1.57%	1.25%	11.57%
2011	23.668	200,369	4,742,464	1.60%	1.25%	(2.64%)
2010	24.311	226,309	5,501,994	3.27%	1.25%	9.85%
2009	22.132	251,805	5,573,186	3.82%	1.25%	21.89%
2008	18.157	293,138	5,322,492	4.09%	1.25%	(28.23%)

64

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DWS International VIP A
Resource Variable Account B
2012	$16.663	198,172	$3,302,116	2.21%	1.25%	19.14%
2011	13.986	241,284	3,374,551	1.82%	1.25%	(17.71%)
2010	16.995	256,725	4,363,030	2.17%	1.25%	0.37%
2009	16.933	280,611	4,751,771	4.40%	1.25%	31.86%
2008	12.842	312,274	4,010,265	1.41%	1.25%	(48.86%)
Federated High Income Bond
Resource Variable Account B
2012	24.889	13,204	328,631	7.65%	1.25%	13.27%
2011	21.973	14,926	327,976	8.63%	1.25%	3.86%
2010	21.156	19,016	402,309	8.12%	1.25%	13.30%
2009	18.672	20,839	389,101	11.78%	1.25%	50.96%
2008	12.369	27,790	343,741	9.73%	1.25%	(26.91%)
Federated Managed Volatility II
Resource Variable Account B
2012	20.083	6,030	121,112	2.93%	1.25%	12.13%
2011	17.910	6,147	110,091	3.86%	1.25%	3.48%
2010	17.308	6,306	109,145	5.99%	1.25%	10.69%
2009	15.636	6,876	107,518	7.80%	1.25%	26.68%
2008	12.343	11,610	143,310	6.25%	1.25%	(21.37%)
Fidelity Contrafund
Resource Variable Account B
2012	20.784	65,604	1,363,546	1.19%	1.25%	14.96%
2011	18.079	82,739	1,495,865	0.98%	1.25%	(3.73%)
2010	18.780	91,702	1,722,208	1.21%	1.25%	15.76%
2009	16.223	104,925	1,702,233	1.33%	1.25%	34.03%
2008	12.104	122,764	1,486,027	0.95%	1.25%	(43.23%)
Symetra True Variable Annuity
2012	10.750	16,921	181,895	1.62%	0.60%	7.50%
Fidelity Energy[1]
Symetra True Variable Annuity
2012	11.275	16,566	186,780	3.90%	0.60%	12.75%
Fidelity Equity-Income
Resource Variable Account B
2012	16.524	14,918	246,509	2.49%	1.25%	15.84%
2011	14.264	23,300	332,359	2.47%	1.25%	(0.28%)
2010	14.304	25,708	367,742	1.85%	1.25%	13.72%
2009	12.578	27,739	348,927	2.31%	1.25%	28.58%
2008	9.782	30,580	299,129	2.34%	1.25%	(43.36%)
Fidelity Financial Services[1]
Symetra True Variable Annuity
2012	11.306	-	-	0.00%	0.60%	13.06%
Fidelity Growth
Resource Variable Account B
2012	8.069	69,814	563,311	0.58%	1.25%	13.27%
2011	7.124	80,750	575,291	0.36%	1.25%	(1.04%)
2010	7.199	91,669	659,941	0.27%	1.25%	22.64%
2009	5.870	104,442	613,132	0.43%	1.25%	26.70%
2008	4.633	125,293	580,562	0.81%	1.25%	(47.83%)

65

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth & Income
Resource Variable Account B
2012	$12.042	39,327	$473,563	2.12%	1.25%	17.09%
2011	10.284	47,681	490,381	1.76%	1.25%	0.34%
2010	10.249	50,947	522,150	0.70%	1.25%	13.45%
2009	9.034	59,979	541,865	1.14%	1.25%	25.63%
2008	7.191	58,015	417,217	1.21%	1.25%	(42.43%)
Fidelity Growth Opportunities
Resource Variable Account B
2012	10.662	24,185	257,869	0.35%	1.25%	18.13%
2011	9.026	35,759	322,788	0.15%	1.25%	1.03%
2010	8.934	40,858	365,060	0.21%	1.25%	22.20%
2009	7.311	44,432	324,872	0.48%	1.25%	44.03%
2008	5.076	49,227	249,881	0.44%	1.25%	(55.58%)
Fidelity Investment Grade Bond[1]
Symetra True Variable Annuity
2012	10.222	-	-	0.00%	0.60%	2.22%
Fidelity Mid Cap Advisor I1
Symetra True Variable Annuity
2012	10.808	-	-	0.00%	0.60%	8.08%
Fidelity Real Estate[1]
Symetra True Variable Annuity
2012	10.573	-	-	0.00%	0.60%	5.73%
Fidelity Strategic Income[1]
Symetra True Variable Annuity
2012	10.610	-	-	0.00%	0.60%	6.10%
Fidelity Technology[1]
Symetra True Variable Annuity
2012	10.518	1,218	12,807	0.00%	0.60%	5.18%
Fidelity VIP Money Market Service Class
Resource Variable Account B
2012	10.556	84,268	889,520	0.01%	1.25%	(1.24%)
2011	10.688	106,272	1,135,806	0.01%	1.25%	(1.23%)
2010	10.821	46,782	506,211	0.01%	1.25%	(1.17%)
2009	10.949	70,481	771,684	0.40%	1.25%	(0.77%)
2008	11.034	40,189	443,444	2.48%	1.25%	1.49%
Franklin Income Securities Fund Class II
Resource Variable Account B
2012	14.342	22,650	324,853	6.04%	1.25%	11.25%
2011	12.892	38,289	493,608	5.34%	1.25%	1.11%
2010	12.750	49,481	630,858	6.58%	1.25%	11.28%
2009	11.458	50,748	581,454	7.42%	1.25%	33.92%
2008	8.556	44,321	379,233	5.61%	1.25%	(30.54%)
Franklin Rising Dividends[1]
Symetra True Variable Annuity
2012	10.691	279	2,978	0.00%	0.60%	6.91%
Franklin Small-Mid Cap Growth II
Resource Variable Account B
2012	9.482	41,363	392,193	0.00%	1.25%	9.48%
2011	8.661	46,965	406,802	0.00%	1.25%	(6.01%)
2010	9.215	52,252	481,540	0.00%	1.25%	26.04%
2009	7.311	59,850	437,606	0.00%	1.25%	41.77%
2008	5.157	42,348	218,373	0.00%	1.25%	(43.20%)

66

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Strategic Income Securities[1]
Symetra True Variable Annuity
2012	$10.787	8,869	$95,670	0.00%	0.60%	7.87%
Franklin U.S. Government I1
Symetra True Variable Annuity
2012	10.057	932	9,378	0.00%	0.60%	0.57%
Franklin U.S. Government II
Resource Variable Account B
2012	16.679	43,076	718,468	2.64%	1.25%	0.62%
2011	16.577	53,239	882,542	3.25%	1.25%	4.37%
2010	15.883	59,695	948,120	3.20%	1.25%	3.98%
2009	15.275	71,740	1,095,849	4.03%	1.25%	1.81%
2008	15.003	84,065	1,261,230	4.75%	1.25%	6.25%
ING Global Resources
Resource Variable Account B
2012	32.887	2,614	85,967	0.80%	1.25%	(4.06%)
2011	34.278	3,136	107,562	0.55%	1.25%	(10.28%)
2010	38.206	3,355	128,247	1.04%	1.25%	20.14%
2009	31.802	4,605	146,520	0.30%	1.25%	35.80%
2008	23.418	5,131	120,188	1.67%	1.25%	(41.73%)
ING JP Morgan Emerging Markets Equity I
Resource Variable Account B
2012	25.941	4,473	116,026	0.00%	1.25%	17.84%
2011	22.013	4,671	102,843	1.29%	1.25%	(19.07%)
2010	27.200	9,180	249,713	0.75%	1.25%	19.14%
2009	22.831	12,289	280,580	1.55%	1.25%	69.87%
2008	13.440	13,399	180,079	2.53%	1.25%	(51.76%)
Invesco Capital Appreciation I1
Resource Variable Account B
2012	8.859	-	-	0.00%	1.25%	14.98%
2011	7.705	21,585	166,319	0.15%	1.25%	(9.05%)
2010	8.472	24,235	205,319	0.70%	1.25%	14.05%
2009	7.428	29,247	217,246	0.60%	1.25%	19.58%
2008	6.212	35,725	221,919	0.00%	1.25%	(43.21%)
Invesco Capital Development Series I1
Resource Variable Account B
2012	17.981	-	-	0.00%	1.25%	13.51%
2011	15.841	1,283	20,340	0.00%	1.25%	(8.31%)
2010	17.277	1,451	25,071	0.00%	1.25%	17.31%
2009	14.728	1,866	27,483	0.00%	1.25%	40.60%
2008	10.475	1,974	20,683	0.00%	1.25%	(47.69%)
Invesco Capital Development Series II1
Resource Variable Account B
2012	10.287	-	-	0.00%	1.25%	13.39%
2011	9.072	8,295	75,260	0.00%	1.25%	(8.52%)
2010	9.917	10,333	102,487	0.00%	1.25%	17.00%
2009	8.476	13,658	115,778	0.00%	1.25%	40.22%
2008	6.045	4,894	29,586	0.00%	1.25%	(47.78%)
Invesco Core Equity[1]
Symetra True Variable Annuity
2012	10.860	-	-	0.00%	0.60%	8.60%

67

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Real Estate
Resource Variable Account B
2012	$29.411	11,365	$334,253	0.51%	1.25%	26.53%
2011	23.245	14,718	342,138	3.69%	1.25%	(7.67%)
2010	25.176	15,945	401,445	4.83%	1.25%	16.06%
2009	21.693	19,715	427,693	0.00%	1.25%	29.89%
2008	16.701	25,452	425,088	4.32%	1.25%	(45.34%)
Symetra True Variable Annuity
2012	11.501	2,785	32,036	0.14%	0.60%	15.01%
Invesco International Growth I
Resource Variable Account B
2012	24.220	2,710	65,630	1.36%	1.25%	14.09%
2011	21.228	3,303	70,116	2.57%	1.25%	(7.90%)
2010	23.049	10,645	245,368	2.38%	1.25%	11.47%
2009	20.678	7,303	151,012	1.42%	1.25%	33.56%
2008	15.482	10,331	159,945	0.54%	1.25%	(41.12%)
Symetra True Variable Annuity
2012	11.344	13,274	150,578	1.27%	0.60%	13.44%
Invesco International Growth II
Resource Variable Account B
2012	12.100	24,885	301,113	1.23%	1.25%	13.82%
2011	10.631	33,369	354,751	1.31%	1.25%	(8.15%)
2010	11.574	41,594	481,401	1.80%	1.25%	11.21%
2009	10.407	46,794	487,001	1.71%	1.25%	33.24%
2008	7.811	30,149	235,497	0.49%	1.25%	(41.29%)
Invesco Mid Cap Core Equity Fund[1]
Symetra True Variable Annuity
2012	10.699	-	-	0.00%	0.60%	6.99%
Invesco Small Cap Equity I1
Symetra True Variable Annuity
2012	11.216	697	7,822	0.00%	0.60%	12.16%
Invesco Van Kampen American Franchise I1
Resource Variable Account B
2012	8.565	21,176	181,373	0.00%	1.25%	(3.32%)
Invesco Van Kampen Mid Cap Growth I1
Resource Variable Account B
2012	17.522	1,124	19,689	0.00%	1.25%	(2.55%)
Invesco Van Kampen Mid Cap Growth II1
Resource Variable Account B
2012	10.024	7,356	73,734	0.00%	1.25%	(2.56%)
Invesco Van Kampen VI Comstock[1]
Symetra True Variable Annuity
2012	11.156	-	-	0.00%	0.60%	11.56%
Janus Aspen Enterprise Portfolio[1]
Symetra True Variable Annuity
2012	10.837	1,515	16,415	0.00%	0.60%	8.37%
Janus Aspen Flexible Bond Strategy[1]
Symetra True Variable Annuity
2012	10.320	8,834	91,168	2.48%	0.60%	3.20%
Janus Aspen Overseas International[1]
Symetra True Variable Annuity
2012	11.397	-	-	0.00%	0.60%	13.97%
Janus Aspen Perkins Mid Cap Value Portfolio[1]
Symetra True Variable Annuity
2012	10.824	3,951	42,768	0.48%	0.60%	8.24%

68

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan Insurance Trust International Equity I
Resource Variable Account B
2012	$18.874	11,700	$220,825	2.28%	1.25%	19.55%
2011	15.787	14,041	221,709	1.89%	1.25%	(12.55%)
2010	18.052	15,568	281,080	0.24%	1.25%	5.83%
2009	17.058	17,804	303,751	1.53%	1.25%	39.46%
JP Morgan Insurance Trust Mid Cap Value I
Resource Variable Account B
2012	22.366	13,534	302,707	1.07%	1.25%	18.88%
2011	18.814	16,868	317,417	1.33%	1.25%	0.89%
2010	18.648	18,640	347,641	1.21%	1.25%	21.92%
2009	15.295	19,647	300,543	0.00%	1.25%	29.07%
Symetra True Variable Annuity
2012	10.961	9,276	101,665	0.00%	0.60%	9.61%
JP Morgan Insurance Trust U.S. Equity I
Resource Variable Account B
2012	9.830	11,604	114,066	1.53%	1.25%	16.18%
2011	8.461	13,622	115,278	1.21%	1.25%	(3.08%)
2010	8.730	14,496	126,571	0.91%	1.25%	12.17%
2009	7.783	18,504	144,046	0.00%	1.25%	32.65%
MFS Government Securities Portfolio - VIT II1
Symetra True Variable Annuity
2012	10.051	1,564	15,722	0.00%	0.60%	0.51%
MFS Growth Series - VIT[1]
Symetra True Variable Annuity
2012	10.763	1,210	13,023	0.00%	0.60%	7.63%
MFS International Growth Portfolio - VIT II1
Symetra True Variable Annuity
2012	11.475	1,219	13,988	0.00%	0.60%	14.75%
MFS International Value Portfolio - VIT II1
Symetra True Variable Annuity
2012	11.309	6,519	73,720	0.00%	0.60%	13.09%
MFS New Discovery Portfolio -VIT II1
Symetra True Variable Annuity
2012	11.084	-	-	0.00%	0.60%	10.84%
MFS Utilities Series - VIT[1]
Symetra True Variable Annuity
2012	11.099	35,723	396,495	0.48%	0.60%	10.99%
Mutual Global Discovery Securities[1]
Symetra True Variable Annuity
2012	11.051	5,809	64,195	0.57%	0.60%	10.51%
Mutual Shares Securities
Resource Variable Account B
2012	14.245	17,002	242,190	1.76%	1.25%	12.82%
2011	12.626	28,634	361,539	2.03%	1.25%	(2.27%)
2010	12.919	39,303	507,763	1.57%	1.25%	9.82%
2009	11.764	42,249	497,032	2.01%	1.25%	24.47%
2008	9.451	42,561	402,217	2.98%	1.25%	(37.89%)
Mutual Shares Securities I1
Symetra True Variable Annuity
2012	11.061	-	-	0.00%	0.60%	10.61%
PIMCO All Asset Institutional Class[1]
Symetra True Variable Annuity
2012	10.975	636	6,983	3.24%	0.60%	9.75%

69

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO CommodityRealReturn Strat. Institutional Class[1]
Symetra True Variable Annuity
2012	$10.909	14,273	$155,708	4.19%	0.60%	9.09%
PIMCO Emerging Markets Bond Institutional Class[1]
Symetra True Variable Annuity
2012	10.978	38,027	417,453	2.07%	0.60%	9.78%
PIMCO EqS Pathfinder Portfolio Institutional Class[1]
Symetra True Variable Annuity
2012	10.712	-	-	0.00%	0.60%	7.12%
PIMCO Foreign Bond (Unhedged) Institutional Class[1]
Symetra True Variable Annuity
2012	10.484	-	-	0.00%	0.60%	4.84%
PIMCO Global Bond (Unhedged) Institutional Class[1]
Symetra True Variable Annuity
2012	10.238	-	-	0.00%	0.60%	2.38%
PIMCO Global Multi-Asset Institutional Class[1]
Symetra True Variable Annuity
2012	10.688	279	2,983	1.41%	0.60%	6.88%
PIMCO Long-Term U.S. Govt. Institutional Class[1]
Symetra True Variable Annuity
2012	9.777	-	-	0.00%	0.60%	(2.23%)
PIMCO Low Duration Institutional Class[1]
Symetra True Variable Annuity
2012	10.266	15,393	158,022	0.65%	0.60%	2.66%
PIMCO Real Return Institutional Class[1]
Symetra True Variable Annuity
2012	10.235	13,951	142,790	0.37%	0.60%	2.35%
PIMCO Total Return Institutional Class[1]
Symetra True Variable Annuity
2012	10.426	15,889	165,665	0.95%	0.60%	4.26%
PIMCO Unconstrained Bond Institutional Class[1]
Symetra True Variable Annuity
2012	10.391	1,604	16,666	0.27%	0.60%	3.91%
Pioneer Bond VCT Class I
Resource Variable Account B
2012	38.748	97,693	3,785,388	4.64%	1.25%	7.39%
2011	36.081	106,159	3,830,320	4.97%	1.25%	4.24%
2010	34.614	105,652	3,653,505	4.95%	1.25%	7.88%
2009	32.086	113,461	3,637,934	5.57%	1.25%	16.17%
2008	27.620	130,812	3,612,058	5.30%	1.25%	(1.87%)
Pioneer Emerging Markets VCT Class II
Resource Variable Account B
2012	17.929	3,286	58,906	0.19%	1.25%	10.27%
2011	16.259	4,970	80,813	0.00%	1.25%	(24.56%)
2010	21.553	5,496	118,463	0.31%	1.25%	14.18%
2009	18.877	6,391	120,652	0.88%	1.25%	71.86%
2008	10.984	5,795	63,663	0.10%	1.25%	(58.82%)
Pioneer Equity Income VCT Class II
Resource Variable Account B
2012	13.160	7,477	98,395	4.05%	1.25%	8.60%
2011	12.118	6,469	78,406	2.02%	1.25%	4.46%
2010	11.601	6,837	79,320	2.08%	1.25%	17.75%
2009	9.852	6,285	61,925	3.10%	1.25%	12.48%
2008	8.759	6,197	54,289	2.48%	1.25%	(31.35%)
70

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Fund VCT Class I
Resource Variable Account B
2012	$58.627	444,378	$26,052,587	1.55%	1.25%	8.87%
2011	53.851	504,060	27,145,239	1.55%	1.25%	(5.49%)
2010	56.980	564,952	32,191,691	1.37%	1.25%	14.59%
2009	49.726	619,150	30,788,962	1.81%	1.25%	23.64%
2008	40.217	689,159	27,716,997	1.82%	1.25%	(35.09%)
Pioneer Growth Opportunities VCT Class I
Resource Variable Account B
2012	53.377	317,428	16,943,464	0.00%	1.25%	5.69%
2011	50.503	367,704	18,570,575	0.00%	1.25%	(3.47%)
2010	52.319	421,244	22,039,790	0.00%	1.25%	18.73%
2009	44.066	462,643	20,387,611	0.00%	1.25%	42.77%
2008	30.866	517,937	15,987,120	0.00%	1.25%	(36.29%)
Pioneer High Yield VCT Class II
Resource Variable Account B
2012	14.627	12,557	183,670	5.24%	1.25%	14.31%
2011	12.796	13,159	168,188	5.05%	1.25%	(3.24%)
2010	13.224	9,695	128,036	5.32%	1.25%	16.21%
2009	11.379	10,271	116,733	7.21%	1.25%	58.28%
2008	7.189	3,609	25,965	8.17%	1.25%	(36.52%)
Pioneer Mid Cap Value VCT Class I
Resource Variable Account B
2012	26.226	119,203	3,126,275	1.03%	1.25%	9.72%
2011	23.902	131,397	3,140,707	0.78%	1.25%	(6.80%)
2010	25.647	165,607	4,247,475	1.05%	1.25%	16.75%
2009	21.967	175,422	3,853,630	1.57%	1.25%	24.02%
2008	17.712	200,418	3,549,987	1.12%	1.25%	(34.41%)
Pioneer Strategic Income VCT Class I1
Symetra True Variable Annuity
2012	10.654	7,481	79,698	1.98%	0.60%	6.54%
Pioneer Strategic Income VCT Class II
Resource Variable Account B
2012	15.215	27,567	419,411	4.75%	1.25%	9.82%
2011	13.855	36,367	503,747	4.91%	1.25%	0.31%
2010	13.812	36,319	501,562	5.33%	1.25%	10.01%
2009	12.555	28,219	354,294	7.93%	1.25%	27.67%
2008	9.834	23,339	229,585	6.87%	1.25%	(12.82%)
Royce Capital Micro-Cap[1]
Symetra True Variable Annuity
2012	10.726	1,455	15,607	0.00%	0.60%	7.26%
Royce Capital Small-Cap[1]
Symetra True Variable Annuity
2012	11.038	1,267	13,981	0.13%	0.60%	10.38%
Sentinel VP Bond[1]
Symetra True Variable Annuity
2012	10.282	-	-	0.00%	0.60%	2.82%
Sentinel VP Common Stock[1]
Symetra True Variable Annuity
2012	10.862	-	-	0.00%	0.60%	8.62%
Sentinel VP Small Company[1]
Symetra True Variable Annuity
2012	10.777	-	-	0.00%	0.60%	7.77%

71

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Symetra DFA International CORE Equity Fund[1]
Symetra True Variable Annuity
2012	$11.803	791	$9,335	0.92%	0.60%	18.03%
Symetra DFA U.S. CORE Equity Fund[1]
Symetra True Variable Annuity
2012	10.974	-	-	0.00%	0.60%	9.74%
Symetra DoubleLine Emerging Markets Income Fund[1]
Symetra True Variable Annuity
2012	10.539	34,965	368,506	1.83%	0.60%	5.39%
Symetra DoubleLine Total Return Fund[1]
Symetra True Variable Annuity
2012	10.685	50,538	539,987	3.38%	0.60%	6.85%
Symetra Pension Reserve Fund-2016 (b. 1942-1947)[1]
Symetra True Variable Annuity
2012	18.337	-	-	0.00%	0.60%	83.37%
Symetra Pension Reserve Fund-2016 (b. 1948-1952)[1]
Symetra True Variable Annuity
2012	21.038	-	-	0.00%	0.60%	110.38%
Symetra Pension Reserve Fund-2016 (b. 1953-1957)[1]
Symetra True Variable Annuity
2012	23.842	-	-	0.00%	0.60%	138.42%
Symetra Pension Reserve Fund-2020 (b. 1942-1947)[1]
Symetra True Variable Annuity
2012	14.982	-	-	0.00%	0.60%	49.82%
Symetra Pension Reserve Fund-2020 (b. 1948-1952)[1]
Symetra True Variable Annuity
2012	17.687	-	-	0.00%	0.60%	76.87%
Symetra Pension Reserve Fund-2020 (b. 1953-1957)[1]
Symetra True Variable Annuity
2012	20.389	-	-	0.00%	0.60%	103.89%
Symetra Pension Reserve Fund-2020 (b. 1958-1962)[1]
Symetra True Variable Annuity
2012	23.047	-	-	0.00%	0.60%	130.47%
Symetra Pension Reserve Fund-2024 (b. 1942-1947)[1]
Symetra True Variable Annuity
2012	12.097	-	-	0.00%	0.60%	20.97%
Symetra Pension Reserve Fund-2024 (b. 1948-1952)[1]
Symetra True Variable Annuity
2012	14.610	-	-	0.00%	0.60%	46.10%
Symetra Pension Reserve Fund-2024 (b. 1953-1957)[1]
Symetra True Variable Annuity
2012	17.236	-	-	0.00%	0.60%	72.36%
Symetra Pension Reserve Fund-2024 (b. 1958-1962)[1]
Symetra True Variable Annuity
2012	19.778	-	-	0.00%	0.60%	97.78%
Symetra Pension Reserve Fund-2028 (b. 1948-1952)[1]
Symetra True Variable Annuity
2012	11.893	-	-	0.00%	0.60%	18.93%
Symetra Pension Reserve Fund-2028 (b. 1953-1957)[1]
Symetra True Variable Annuity
2012	14.455	-	-	0.00%	0.60%	44.55%
Symetra Pension Reserve Fund-2028 (b. 1958-1962)[1]
Symetra True Variable Annuity
2012	16.979	-	-	0.00%	0.60%	69.79%

72

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Symetra Yacktman Focused Fund[1]
Symetra True Variable Annuity
2012	$10.528	71,600	$753,791	0.61%	0.60%	5.28%
T. Rowe Price Blue Chip Growth[1]
Symetra True Variable Annuity
2012	10.506	12,975	136,311	0.27%	0.60%	5.06%
T. Rowe Price Equity Income Portfolio[1]
Symetra True Variable Annuity
2012	11.033	4,531	49,988	1.30%	0.60%	10.33%
T. Rowe Price Health Sciences Portfolio[1]
Symetra True Variable Annuity
2012	10.915	19,131	208,801	0.00%	0.60%	9.15%
T. Rowe Price International Stock Portfolio[1]
Symetra True Variable Annuity
2012	11.412	139	1,584	1.25%	0.60%	14.12%
T. Rowe Price New America Growth Portfolio[1]
Symetra True Variable Annuity
2012	10.715	5,387	57,727	0.53%	0.60%	7.15%
Templeton Developing Markets I1
Symetra True Variable Annuity
2012	11.438	5,748	65,745	0.00%	0.60%	14.38%
Templeton Developing Markets II
Resource Variable Account B
2012	23.423	11,894	278,597	1.37%	1.25%	11.75%
2011	20.960	13,909	291,531	0.97%	1.25%	(16.90%)
2010	25.222	16,728	421,932	1.62%	1.25%	16.12%
2009	21.720	17,811	386,862	3.07%	1.25%	70.45%
2008	12.743	13,264	169,044	3.02%	1.25%	(53.29%)
Templeton Foreign Securities[1]
Symetra True Variable Annuity
2012	11.993	1,815	21,762	0.00%	0.60%	19.93%
Templeton Global Bond Securities I1
Symetra True Variable Annuity
2012	11.082	10,907	120,870	0.00%	0.60%	10.82%
Templeton Growth Securities II
Resource Variable Account B
2012	13.355	3,169	42,324	2.04%	1.25%	19.56%
2011	11.170	3,468	38,741	1.50%	1.25%	(8.13%)
2010	12.159	4,909	59,693	1.37%	1.25%	6.06%
2009	11.464	5,207	59,691	3.40%	1.25%	29.48%
2008	8.854	6,002	53,137	1.63%	1.25%	(43.04%)
Van Eck VIP Global Hard Asset[1]
Symetra True Variable Annuity
2012	11.253	2,180	24,531	0.00%	0.60%	12.53%
Van Eck VIP Multi Manager Alternative[1]
Symetra True Variable Annuity
2012	10.049	3,223	32,389	0.00%	0.60%	0.49%
Vanguard Balanced[1]
Symetra True Variable Annuity
2012	10.658	-	-	0.00%	0.60%	6.58%
Vanguard Capital Growth[1]
Symetra True Variable Annuity
2012	11.028	4,942	54,499	0.00%	0.60%	10.28%

73

Symetra Resource Variable Account B

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Equity Income[1]
Symetra True Variable Annuity
2012	$10.709	17,076	$182,869	0.00%	0.60%	7.09%
Vanguard Equity Index[1]
Symetra True Variable Annuity
2012	10.697	2,121	22,693	0.00%	0.60%	6.97%
Vanguard High Yield Bond[1]
Symetra True Variable Annuity
2012	10.826	127,896	1,384,550	0.00%	0.60%	8.26%
Vanguard International[1]
Symetra True Variable Annuity
2012	11.658	1,247	14,534	0.00%	0.60%	16.58%
Vanguard Mid-Cap Index[1]
Symetra True Variable Annuity
2012	10.923	1,659	18,120	0.00%	0.60%	9.23%
Vanguard Money Market[1]
Symetra True Variable Annuity
2012	9.976	36,148	360,599	0.07%	0.60%	(0.24%)
Vanguard REIT Index[1]
Symetra True Variable Annuity
2012	10.478	7,189	75,330	0.00%	0.60%	4.78%
Vanguard Short Term Investment Grade[1]
Symetra True Variable Annuity
2012	10.202	3,216	32,806	0.00%	0.60%	2.02%
Vanguard Small Company Growth[1]
Symetra True Variable Annuity
2012	10.943	-	-	0.00%	0.60%	9.43%
Vanguard Total Bond Market Index[1]
Symetra True Variable Annuity
2012	10.122	35,163	355,924	0.00%	0.60%	1.22%
Vanguard Total Stock Market Index[1]
Symetra True Variable Annuity
2012	10.772	6,627	71,390	0.00%	0.60%	7.72%

  1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading day's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

7.  SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 30, 2013, the date on which the Separate Account's financial statements were available to be issued.

74

FINANCIAL STATEMENTS – STATUTORY BASIS

Symetra Life Insurance Company

As of December 31, 2012 and 2011

and Each of the Three Years in the Period Ended

December 31, 2012

With Report of Independent Registered Public Accounting Firm

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2012 and 2011

and Each of the Three Years in the Period Ended

December 31, 2012

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company as of December 31, 2012 and 2011, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Department.

/s/ Ernst & Young LLP

Seattle, Washington

April 12, 2013

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	As of December 31,
	2012	2011
	(In Millions)
Admitted assets
Cash and invested assets:
Bonds	$16,130.2	$16,190.4
Preferred stocks	97.2	97.8
Common stocks:
Affiliated	157.5	89.0
Nonaffiliated	436.6	377.2
Mortgage loans	2,886.9	2,382.5
Contract loans	67.1	70.0
Cash and short-term investments	27.9	117.1
Limited partnerships	203.4	197.2
Other invested assets	42.8	39.2
Receivables for securities	5.5	5.6

Total cash and invested assets	20,055.1	19,566.0
Investment income, due and accrued	230.9	223.6
Uncollected premiums (net of loading of $(0.7) and $(0.9), respectively)	20.2	20.2
Deferred premiums (net of loading of $(22.9) and $(23.5), respectively)	47.6	48.3
Net deferred tax assets	69.1	91.0
Funds on deposit with reinsurance company	84.5	80.7
Reinsurance recoverables	8.3	8.6
Current federal income taxes recoverable	40.5	2.9
Affiliated receivables	5.5	10.8
Other receivables	9.3	10.5
Separate account assets	4,896.8	4,708.9

Total admitted assets	$25,467.8	$24,771.5

	As of December 31,
	2012	2011
	(In Millions, Except per Share Data)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$15,770.3	$15,260.5
Accident and health reserves	6.1	4.8
Policy and contract claims	157.7	163.7
Liability for deposit-type contracts	2,093.1	2,096.1
Unearned premiums and annuity considerations	3.2	3.0

Total policy and contract liabilities	18,030.4	17,528.1
Commissions and agents’ balances, due and accrued	9.4	4.0
General expenses and taxes, due and accrued	44.8	41.6
Transfers to separate accounts	(4.3)	(4.8)
Limited partnership liabilities	34.4	71.5
Secured benefit accounts liabilities	49.8	65.6
Other liabilities	78.5	114.5
Asset valuation reserve	257.9	217.7
Interest maintenance reserve	222.4	234.0
Affiliated payables	12.7	13.2
Separate account liabilities	4,819.2	4,663.3

Total liabilities	23,555.2	22,948.7
Commitments and contingencies (Note 14)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding	5.0	5.0
Gross paid-in and contributed surplus	645.3	639.8
Special surplus funds	—	33.1
Unassigned funds	1,262.3	1,144.9

Total capital and surplus	1,912.6	1,822.8

Total liabilities and capital and surplus	$25,467.8	$24,771.5

See accompanying notes.

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2012	2011	2010
	(In Millions)
Premiums and other revenues:
Premiums and annuity considerations	$1,955.3	$2,626.7	$3,012.2
Net investment income	1,053.4	1,052.8	1,005.8
Amortization of interest maintenance reserve	32.8	28.2	22.4
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	8.3	8.4	8.9
Other income	81.3	85.8	66.2

Total premiums and other revenues	3,131.1	3,801.9	4,115.5
Benefits:
Death benefits	103.2	99.5	88.2
Annuity benefits	310.5	311.1	300.9
Surrender and maturity benefits	1,163.0	993.8	818.2
Accident and health and other benefits	485.9	440.3	402.0
Increase in policy reserves	449.5	1,442.1	1,539.8

Total benefits	2,512.1	3,286.8	3,149.1
Insurance expenses and other deductions:
Commissions	121.1	148.8	148.7
General insurance expenses	270.7	228.8	206.0
Net transfers to (from) separate accounts	(59.9)	(83.6)	358.8

Total insurance expenses and other deductions	331.9	294.0	713.5

Gain from operations before federal income taxes and net realized capital gains (losses)	287.1	221.1	252.9
Federal income tax expense	4.9	61.3	58.9

Gain from operations before net realized capital gains (losses)	282.2	159.8	194.0
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve)	(29.9)	(4.0)	0.5

Net income	$252.3	$155.8	$194.5

See accompanying notes.

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
	(In Millions)
Balances as of January 1, 2010	$5.0	$422.2	$38.7	$949.6	$1,415.5
Net income	—	—	—	194.5	194.5
Change in net unrealized capital gains	—	—	—	31.0	31.0
Change in net deferred income taxes	—	—	—	(9.0)	(9.0)
Change in nonadmitted assets	—	—	—	24.3	24.3
Change in surplus in separate accounts	—	—	—	(2.0)	(2.0)
Change in reserve on account of change in valuation basis	—	—	—	(10.6)	(10.6)
Change in asset valuation reserve	—	—	—	(61.3)	(61.3)
Change in special surplus funds	—	—	1.4	—	1.4
Correction of errors	—	—	—	(4.7)	(4.7)
Capital contribution from Parent	—	213.2	—	—	213.2
Dividends to Parent	—	—	—	(40.0)	(40.0)

Balances as of December 31, 2010	5.0	635.4	40.1	1,071.8	1,752.3
Net income	—	—	—	155.8	155.8
Change in net unrealized capital gains	—	—	—	0.2	0.2
Change in net deferred income taxes	—	—	—	9.8	9.8
Change in nonadmitted assets	—	—	—	(7.1)	(7.1)
Change in asset valuation reserve	—	—	—	(34.8)	(34.8)
Change in special surplus funds	—	—	(7.0)	—	(7.0)
Correction of errors	—	—	—	1.2	1.2
Capital contribution from Parent	—	4.4	—	—	4.4
Dividends to Parent	—	—	—	(52.0)	(52.0)

Balances as of December 31, 2011	5.0	639.8	33.1	1,144.9	1,822.8
Net income	—	—	—	252.3	252.3
Change in net unrealized capital gains	—	—	—	40.5	40.5
Change in net deferred income taxes	—	—	—	(7.1)	(7.1)
Change in nonadmitted assets	—	—	—	2.9	2.9
Change in reserve on account of change in valuation basis				(89.3)	(89.3)
Change in asset valuation reserve	—	—	—	(40.2)	(40.2)
Change in special surplus funds	—	—	(33.1)	33.1	—
Correction of errors	—	—	—	5.2	5.2
Capital contribution from Parent	—	5.5	—	—	5.5
Dividends to Parent	—	—	—	(80.0)	(80.0)

Balances as of December 31, 2012	$5.0	$645.3	$—	$1,262.3	$1,912.6

See accompanying notes.

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2012	2011	2010
	(In Millions)
Operating activities
Premiums and annuity considerations collected	$1,955.9	$2,620.7	$3,017.2
Net investment income received	1,080.1	1,049.0	969.1
Other income	56.1	54.9	74.9

Total cash provided by operating activities	3,092.1	3,724.6	4,061.2
Benefits and loss-related payments	(2,067.3)	(1,832.2)	(1,611.2)
Transfers (to) from separate accounts	60.4	84.5	(367.1)
Commissions, other expenses and taxes paid	(366.9)	(365.9)	(333.7)
Federal income taxes paid	(46.5)	(74.6)	(45.6)

Total cash used in operating activities	(2,420.3)	(2,188.2)	(2,357.6)

Net cash provided by (used in) operating activities	671.8	1,536.4	1,703.6
Investing activities
Investments sold, matured or repaid:
Bonds	2,618.7	2,340.6	2,114.3
Stocks	152.9	126.7	55.7
Mortgage loans	241.6	151.9	75.2
Limited partnerships and other invested assets	—	0.4	0.2

Total investments sold, matured or repaid	3,013.2	2,619.6	2,245.4
Cost of investments acquired:
Bonds	(2,555.8)	(2,822.8)	(3,280.0)
Stocks	(229.2)	(325.7)	(52.0)
Mortgage loans	(747.2)	(892.7)	(541.1)
Limited partnerships and other invested assets	(26.8)	(24.5)	(53.3)

Total cost of investments acquired	(3,559.0)	(4,065.7)	(3,926.4)
Miscellaneous proceeds (applications), net	(36.9)	8.9	27.8
Decrease in contract loans, net	3.3	2.5	2.4

Net cash provided by (used in) investing activities	(579.4)	(1,434.7)	(1,650.8)
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	(24.4)	(98.0)	(114.9)
Net transfers (to) from Parent, subsidiaries and affiliates	4.8	(6.3)	10.8
Capital contribution from Parent	—	—	210.7
Dividends to Parent	(80.0)	(52.0)	(40.0)
Other cash provided (used)	(82.0)	3.4	(2.9)

Net cash provided by (used in) provided by financing activities	(181.6)	(152.9)	63.7

Net increase (decrease) in cash and short-term investments	(89.2)	(51.2)	116.5
Cash and short-term investments, beginning of year	117.1	168.3	51.8

Cash and short-term investments, end of year	$27.9	$117.1	$168.3

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2012	2011	2010
		(In Millions)
Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds – exchanges	$84.9	$208.2	$65.8
Mortgage loans – refinances	25.4	8.7	21.3
Deposit contract liability – valuation reserve	21.4	—	—
Bond interest converted to principal	15.7	21.9	35.2
Stocks – exchanges	12.0	11.9	13.4
Investments in limited partnerships	10.3	40.7	21.2
Share-based compensation and other – capital contribution from Parent	5.5	4.4	2.5
Bonds and stocks – bonds converted to stocks	2.4	1.5	40.8
Stocks – spin-offs	2.0	3.5	—
Bonds and other invested assets – bonds converted to other invested assets	1.4	0.5	—
Contract loans – interest converted to principal	0.4	1.2	—
Mortgage loans and real estate – mortgage converted to real estate	—	—	1.7
Stocks and other invested assets – warrants converted to stock	—	—	0.7

See accompanying notes.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2012

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers products and services that include retirement, group insurance products and life insurance products marketed through benefits consultants, financial institutions and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as a percentage of 2012 premium include fixed deferred annuities (55.0%), medical stop-loss insurance (25.3%), individual life insurance (6.8%), variable deferred annuities (4.4%) and single premium immediate annuities (4.1%). Four financial institutions accounted for 82.5% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2012. Three financial institutions accounted for 49.6% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2011. Two financial institutions accounted for 25.2% of the Company’s total fixed deferred annuity sales for the year ended December 31, 2010. No other financial institutions accounted for more than 10% of fixed deferred annuity sales. Fixed deferred annuity sales represent premiums on new policies net of first year policy lapses and/or surrenders.

The Company has two wholly owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York. The Company is a wholly owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. See Note 15 for additional ownership information.

Subsequent events have been considered through April 12, 2013, the date the financial statements were available to be issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the state of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The preparation of financial statements in conformity with statutory accounting principles (SAP) requires the Company to make estimates that affect the amounts reported in the financial statements and disclosed in the accompanying notes. The most significant estimates include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the determination of liabilities for policy and contract claims; and the admissibility of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.

Certain reclassifications have been made to prior year financial information to conform to the current period presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized as revenue and considered earned when due, while amounts received for universal life policies and annuity contracts are credited to policyholder account balances and reflected as liabilities rather than premium income when received.

The Company estimates accrued retrospective premiums for certain group health insurance policies in accordance with the terms of each contract and records it as an adjustment to earned premium. The contracts call for additional premium to be paid or refunded if claims experience exceeds or falls below a stated percentage of premiums. For the years ended December 31, 2012, 2011 and 2010, the amount of net premiums written by the Company that are subject to

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

retrospective rating features was $30.2, or 5.5%, $26.6, or 5.5% and $17.2, or 4.1% respectively, of the total net premiums written on the Company’s group health business. The impact of retrospective premium adjustments recorded on earned premium was not material for the years ended December 31, 2012, 2011 and 2010.

The Company does not use managing general agents. Direct premiums written through third-party administrators totaled $27.4, $25.1 and $34.4 for the years ended December 31, 2012, 2011 and 2010, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred.

Under GAAP, the Company defers costs that are directly related to the successful acquisition of new or the renewal of existing insurance contracts. These primarily include commissions, distribution costs directly related to production, third-party underwriting costs and the portion of salaries and benefits related to employee time spent on processing successful new and renewal contracts. The deferral is limited to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred. The Company amortizes acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the estimated future gross profits. Immediate annuity acquisition costs are amortized using a constant yield approach and traditional individual life insurance policy acquisition costs are amortized over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities.

Under GAAP, sales inducements offered on certain deferred annuity contracts and universal life policies are deferred and amortized into interest credited using the same methodology and assumptions used to amortize deferred acquisition costs (DAC).

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds in or near default, reported values reflect the lower of amortized cost or fair value.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are reported at amortized cost using the retrospective methodology consistently applied by type of security, except for those in or near default, which are reported at the lower of amortized cost or fair value. The retrospective methodology changes both the yield and the asset balance so that the expected future cash flows produce a return on the investment equal to the return now expected over the life of the investment as measured from the date of acquisition.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.

Perpetual preferred stocks that have characteristics of equity securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are recorded directly to unassigned funds, net of related deferred income taxes.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, the Company classifies its investments in fixed maturities (bonds, surplus notes and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) as available-for-sale and carries them at fair value with unrealized gains (losses) recorded directly to accumulated other comprehensive income (AOCI), net of related DAC, sales inducements and deferred income taxes. Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity. Changes in the carrying value of subsidiaries are recorded directly to unassigned surplus. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company determines the carrying value of both its affiliated mutual funds and the common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method.

The Company reports interest and dividends earned including prepayment fees or interest-related make whole payments in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.

Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

GAAP requires other-than-temporary impairments for all debt securities that the Company intends to sell or for debt securities the Company determines it will more likely than not be required to sell before recovery of its amortized cost basis. For these securities, the impairment is the difference between the Company’s book value (amortized cost) and the fair value. If a security is determined to be other-than-temporarily impaired due to credit losses, but is not intended to be sold, the amount of the impairment (i.e., the difference between book and fair value) is separated into the amount due to credit losses and the amount due to other factors (such as market interest rates or liquidity). The portion due to credit losses based on recovery value is recorded in earnings as a realized loss, and the remainder is recorded in AOCI. Common stocks are recorded at fair value with the impact of changes in fair value recorded in net realized investment gains (losses). Therefore OTTI is not recorded for common stocks under GAAP.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company carries mortgage loans on real estate at outstanding principal balances less any recognized impairment. The maximum percentage of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages was 75.1% and 75.0% for loans funded during the years ended December 31, 2012 and 2011, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value.

The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees and costs are recorded in income upon receipt.

Under GAAP, mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan.

Contract loans are carried at unpaid principal balance, including accrued interest that is 90 days or more past due. Contract loans are secured and are not granted for amounts in excess of the accumulated cash surrender value of the contract. Under GAAP, contract loans are carried at unpaid principal balance.

Cash and short-term investments consist of demand bank deposits and other short-term highly liquid investments with maturities of one year or less at the time of purchase. They are carried at cost or amortized cost, which approximates fair value. Under GAAP, cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with maturities of three months or less at the time of purchase and are reported at cost. As of December 31, 2012 and 2011, cash and short-term investments of $24.6 and $111.2, respectively, were held at one highly rated financial institution.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments in limited partnerships consist of investments in affordable housing projects, state tax credit funds and other types of assets that provide tax benefits (collectively, “tax credit investments”) and are carried at amortized cost. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in net investment income. A liability is recorded for future equity contributions at the present value of the future contributions, which are considered unconditional and legally binding. Under GAAP, the annual amortization of tax credit investments is based on the proportion of tax deductions received in the current year to total estimated tax deductions allocated overall.

Included in other invested assets and other liabilities are derivatives which consist primarily of Standard and Poor’s (S&P) 500 index options, interest rate swaps, foreign currency swaps, futures and foreign currency forwards. The accounting for changes in fair value of derivative instruments depends on whether it has been designated and qualifies for hedge accounting. If a derivative instrument does not qualify, or is not designated for hedge accounting, it is recognized at fair value with the changes in its fair value recorded as unrealized gains (losses) in surplus.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. The maximum length of time over which the Company hedges its exposure to the variability in future cash flows for forecasted transactions is 10 years. When a derivative is designed as a cash flow hedge and is determined to be highly effective, it is recorded in a manner consistent with the hedged item. Interest rate and foreign currency swaps qualify for hedge accounting and are recognized at amortized cost on the balance sheet. All other derivatives are stated at fair value and the changes in fair value are a component of surplus.

Under GAAP, derivative instruments are recorded at fair value. The accounting for changes in fair value on derivatives not designated in a cash flow hedge are recorded in the statements of income within net realized investment gains (losses). The accounting for changes in fair value on derivatives which qualify for hedge accounting treatment are bifurcated with the effective portion recorded as a component of AOCI and the ineffective portion recorded in the statements of income within net realized investment gains (losses).

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Net realized capital gains (losses) are determined on a specific-identification basis. A portion of net realized capital gains (losses) are transferred to the Interest Maintenance Reserve (IMR). See IMR discussion below for a further description.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds. Nonadmitted assets are comprised principally of certain receivables for securities, certain DTAs, fixed assets, software, certain accounts and notes receivable and intangible assets from acquisitions. Under GAAP, such assets are included in the balance sheets.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and the reserves for policy and contract liabilities are reported net of reinsured amounts. Under GAAP, future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets.

Benefit Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, the reserves required by the Department, subject to a minimum equal to the guaranteed policy cash values.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formula. In the determination of tabular interest on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as the change in reserves minus premiums plus benefits. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns, historical experience and includes a provision for adverse deviation. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and bank owned life insurance (BOLI) products equals the net amount at risk, which is the face amount of the policy, less the account value. The IBNR claim liability does not include a provision for adverse deviation.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

Interest Maintenance Reserve

The IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of bonds. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses in five-year bands. Under GAAP, realized investment gains (losses) are reported in the statements of income in the period in which the assets are sold and no such reserve is recorded.

Federal Income Taxes

The Company is a member of a group filing a consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by each respective company’s board of directors. The allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted subject to admissibility tests. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is more likely than not that future tax profits will be available. A valuation allowance is established when it is more likely than not the deferred tax assets cannot be realized. Changes in deferred taxes are reported in the statements of income.

Loss/Claim Adjustment Expense

The liability balance for unpaid accident and health loss/claim adjustment expense as of December 31, 2012 and 2011 was $1.2 and $1.1, respectively, and is included in accident and health reserves. The Company incurred $2.8 and paid $2.7 of loss/claim adjustment expense in the current year, of which $0.9 was attributable to insured or covered events of prior years. For the year ended December 31, 2011, $2.7 of loss/claim adjustment expense was incurred and $2.6 was paid, of which $0.7 was attributable to insured or covered events of prior years. The Company did not take into account estimated subrogation in its determination of the liability for unpaid claims or losses.

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity, variable life and variable universal life policyholders. The assets of these separate accounts consist of mutual funds and are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company also administers separate accounts for BOLI policyholders. The assets of these accounts include bonds, short term investments, surplus notes and mortgage loans. Bonds and surplus notes are held at amortized cost and mortgage loans are held at their outstanding principal loan balance less any recognized impairment. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth, sixth or eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its variable annuity contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets reported on the balance sheets consist of the fair value of the mutual funds invested on behalf of the Company’s variable annuity and universal life policyholders. Separate account liabilities are equal to separate account assets and primarily represent the policyholder’s account balance in the separate account. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue. BOLI assets are not considered separate account assets and liabilities under GAAP as the Company directs the investment activity and retains the investment risk.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

The following tables present a reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP.

	Net Income
	Year Ended December 31,
	2012	2011(1)	2010(1)
Statutory-basis amounts, as reported	$252.3	$155.8	$194.5
Add (deduct) adjustments:
Investments	23.8	(29.9)	3.9
Reserves	(15.3)	56.2	(25.6)
Policy acquisition costs	(1.4)	26.8	52.5
Federal income taxes	(54.4)	(14.4)	(26.5)
Intangible assets and goodwill	3.4	5.6	5.6
Other, net	2.6	(1.2)	(4.8)

	(41.3)	43.1	5.1

GAAP-basis amounts	$211.0	$198.9	$199.6

	Total Capital and Surplus
	As of December 31,
	2012	2011(1)	2010(1)
Statutory-basis amounts, as reported	$1,912.6	$1,822.8	$1,752.3
Add (deduct) adjustments:
Investments	2,748.3	2,233.7	1,431.7
Reserves	(544.5)	(660.1)	(800.2)
Policy acquisition costs	150.3	180.4	208.0
Federal income taxes	(570.2)	(391.9)	(132.3)
Intangible assets and goodwill	2.9	(0.5)	(6.0)
Nonadmitted assets and other, net	80.8	112.5	107.5

	1,867.6	1,474.1	808.7

GAAP-basis amounts	$3,780.2	$3,296.9	$2,561.0

(1)

On January 1, 2012, the Company retrospectively adopted a new accounting standard related to the deferral of policy acquisition costs for GAAP. The GAAP information for 2011 and 2010 has been updated to reflect the restated amounts.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Accounting Changes and Correction of Errors

During 2012, the Company discovered an error in the calculation and reporting of reserves on its fixed indexed annuity (FIA) product. The Company made a correction to decrease life and annuity reserves by $6.3 and recorded an increase in surplus of $5.2, net of taxes.

During 2011, the Company discovered an error relating to accrued commissions on two of the Company’s deferred annuity products. The Company made a correction to decrease the liability accrued for these commissions to $0 and recorded an increase in surplus of $2.8, net of tax.

During 2011, the Company discovered an error in the calculation of the deferred premium asset. The Company made a correction to decrease the deferred premium asset and recorded a decrease in surplus of $1.6.

During 2010, the Company discovered an error in the calculation and reporting of reserves on three of its life insurance products. The Company made a correction to increase life and annuity reserves by $3.7 and recorded a decrease in surplus of $3.5, net of taxes.

During 2010, the Company discovered an error in the reporting of annual amortization of limited partnership investments in affordable housing projects. In the prior year, net investment income and net income were overstated and change in net unrealized capital gains (losses) less capital gains tax was understated by $10.9. Additionally, the Company’s AVR was understated by $2.6. The Company made a correction to increase the AVR reserve and recorded a decrease in surplus of $2.6.

During 2010, the Company discovered errors in prior years’ reporting of surplus from the separate account statement included in unassigned funds and the reporting of net gain from operations in the separate account. During 2010, the Company made a correction to increase separate account liabilities and recorded a decrease in surplus of $2.0.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

During 2010, the Company discovered an error in the reporting of mortgage loan origination fees. Mortgage loan origination fees were recorded as a deferred liability and amortized to investment income over the life of the loan. SAP states that nonrefundable fees other than points shall be recorded in income upon receipt. During 2010, the Company recorded a correction to remove the deferred liability as of December 31, 2009 and recorded an increase in surplus of $1.4, net of tax.

New Accounting Pronouncements

The Company adopted Statement of Statutory Accounting Principles (SSAP) No. 101 as of January 1, 2012. This SSAP establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. Additionally, the eligibility test under SSAP No. 10R, Income Taxes-A Temporary Replacement of SSAP No. 10, is eliminated and the admissibility limitation is altered. Upon adoption the Company recorded an adjustment to reclassify $33.1 of additional deferred tax assets from special surplus funds to unassigned funds. There was no cumulative effect adjustment as a result of adopting SSAP No. 101 and no material impact on the Company’s assets, liabilities, surplus or income.

2. Investments

The following tables summarize the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in bonds.

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2012:
U.S. government and agencies	$233.7	$3.6	$(0.8)	$236.5
Foreign governments and agencies	9.7	2.9	(0.1)	12.5
States, territories and possessions	5.4	1.0	—	6.4
Political subdivisions	22.7	4.1	—	26.8
Special revenue and assessments	689.7	49.6	(0.4)	738.9
Industrial and miscellaneous	12,217.3	1,842.8	(19.6)	14,040.5
Hybrid securities	320.4	19.0	(7.7)	331.7
Mortgage-backed/asset-backed securities	2,631.3	318.1	(1.2)	2,948.2

Total bonds	$16,130.2	$2,241.1	$(29.8)	$18,341.5

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2011:
U.S. government and agencies	$55.6	$4.2	$—	$59.8
Foreign governments and agencies	11.3	3.2	(0.4)	14.1
States, territories and possessions	5.4	0.8	—	6.2
Political subdivisions	194.1	20.2	(0.2)	214.1
Special revenue and assessments	370.8	25.1	(0.6)	395.3
Industrial and miscellaneous	11,728.0	1,517.9	(94.2)	13,151.7
Hybrid securities	449.7	6.9	(31.7)	424.9
Mortgage-backed/asset-backed securities	3,375.5	312.5	(18.4)	3,669.6

Total bonds	$16,190.4	$1,890.8	$(145.5)	$17,935.7

The following tables summarize gross unrealized losses and fair values of the Company’s bonds, aggregated by investment category, and presents separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2012:
U.S. government and agencies	$190.9	$(0.8)	1	$—	$—	—
Foreign governments and agencies	—	—	—	0.7	(0.1)	1
Special revenue and assessments	31.6	(0.3)	9	5.5	(0.1)	3
Industrial and miscellaneous	284.5	(4.6)	65	150.6	(15.0)	48
Hybrid securities	24.0	(0.1)	4	53.4	(7.6)	6
Mortgage-backed/asset-backed securities	23.8	(0.2)	8	22.7	(1.0)	9

Total bonds	$554.8	$(6.0)	87	$232.9	$(23.8)	67

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2011:
Foreign governments and agencies	$0.6	$(0.4)	1	$—	$—	—
Political subdivisions	—	—	—	8.5	(0.2)	4
Special revenue and assessments	18.2	(0.2)	2	17.1	(0.4)	4
Industrial and miscellaneous	633.2	(34.9)	174	279.9	(59.3)	37
Hybrid securities	59.1	(1.7)	7	183.3	(30.0)	19
Mortgage-backed/asset-backed securities	102.3	(2.1)	14	145.8	(16.3)	23

Total bonds	$813.4	$(39.3)	198	$634.6	$(106.2)	87

The Company reviewed all of its investments with unrealized losses at the end of 2012 and 2011 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary and the Company did not intend to sell these securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2012 and 2011, the Company had $8.8 and $38.3, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds.

Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and sector-related credit spreads since the securities were acquired.

As of December 31, 2012 and 2011, the Company held below-investment-grade bonds, based on NAIC ratings, with fair values of $1,199.8 and $1,418.2, respectively, and book/adjusted carrying value of $1,137.9 and $1,459.7, respectively. These holdings amounted to 6.5% and 7.9% of the Company’s investments in bonds at fair value as of December 31, 2012 and 2011, respectively.

Industries that represented more than 10% of the total fair value of below-investment-grade bonds as of December 31, 2012, were financial institutions at 26.7%, consumer discretionary at 12.0%, energy at 11.6%, materials at 11.0% and industrials at 10.5%. As of December 31, 2011, the industries were financials at 23.1%, materials at 16.8% and industrials at 13.3%.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

As of December 31, 2012 and 2011, the majority of the Company’s mortgage-backed securities were classified as prime. The Company classified certain mortgage-backed securities as Alt-A based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, as each has an overall collateral credit quality between prime and subprime.

	As of December 31, 2012		As of December 31, 2011
	Fair Value	% of Total	Fair Value	% of Total
Agency mortgage-backed securities	$1,256.6	49.6%	$1,920.0	59.8%
Non-agency mortgage-backed securities:
Residential mortgage-backed securities:
Prime	189.8	7.5	210.5	6.5
Alt-A	73.3	2.9	79.3	2.5

Total residential mortgage-backed securities	263.1	10.4	289.8	9.0
Commercial mortgage-backed securities:
AAA	971.9	38.4	959.1	29.9
Below AAA	41.3	1.6	41.0	1.3

Total non-agency commercial mortgage-backed securities	1,013.2	40.0	1,000.1	31.2

Total non-agency mortgage-backed securities	1,276.3	50.4	1,289.9	40.2

Total mortgage-backed securities	$2,532.9	100.0%	$3,209.9	100.0%

Of the securities classified as Alt-A, 86.8% and 60.1% had an NAIC rating of 1, as of December 31, 2012 and 2011, respectively. The Company had no securities classified as subprime as of December 31, 2012 or 2011.

The Company’s investments in asset-backed securities had fair values of $415.3 and $459.7 as of December 31, 2012 and 2011, respectively.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the contractual years to maturity of bonds as of December 31, 2012. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$323.9	$331.4
Over one through five	3,157.0	3,431.4
Over five through ten	6,338.5	7,139.4
Over ten	3,679.5	4,491.1
Mortgage-backed/asset-backed securities	2,631.3	2,948.2

Total bonds	$16,130.2	$18,341.5

The book/adjusted carrying value of certain bonds on deposit with state regulatory authorities was $5.6 as of December 31, 2012 and 2011.

The following table summarizes the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in preferred stocks.

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2012:
Industrial and miscellaneous	$97.2	$3.7	$(6.0)	$94.9

Total preferred stocks	$97.2	$3.7	$(6.0)	$94.9

Preferred stocks as of December 31, 2011:
Industrial and miscellaneous	$97.8	$3.2	$(12.3)	$88.7

Total preferred stocks	$97.8	$3.2	$(12.3)	$88.7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the cost, gross unrealized gains (losses) and fair value of investments in common stocks.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2012:
Affiliated	$122.3	$35.2	$—	$157.5
Nonaffiliated	370.1	72.3	(5.8)	436.6

Total common stocks	$492.4	$107.5	$(5.8)	$594.1

Common stocks as of December 31, 2011:
Affiliated	$73.2	$15.9	$(0.1)	$89.0
Nonaffiliated	344.0	45.8	(12.6)	377.2

Total common stocks	$417.2	$61.7	$(12.7)	$466.2

As of December 31, 2012, financial institutions, industrials and consumer staples industries represented 17.4%, 15.2% and 12.8%, respectively, of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

As of December 31, 2011, financial institutions, industrials, consumer staples industries and U.S. federal government obligations represented 17.7%, 15.3%, 12.9% and 10.7%, respectively of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds, common stocks and preferred stocks as of December 31, 2012 or 2011.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following tables summarize the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Preferred stocks as of December 31, 2012:
Industrial and miscellaneous	$—	$—	—	$58.4	$(6.0)	2

Total preferred stocks	$—	$—	—	$58.4	$(6.0)	2

Preferred stocks as of December 31, 2011:
Industrial and miscellaneous	$24.5	$(0.6)	1	$38.9	$(11.7)	2

Total preferred stocks	$24.5	$(0.6)	1	$38.9	$(11.7)	2

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Common stocks as of December 31, 2012:
Unaffiliated	$68.7	$(3.8)	46	$7.9	$(2.0)	16

Total common stocks	$68.8	$(3.8)	48	$7.9	$(2.0)	16

Common stocks as of December 31, 2011:
Affiliated	$1.3	$(0.1)	1	$—	$—	—
Unaffiliated	111.9	(12.0)	47	2.3	(0.6)	11

Total common stocks	$113.2	$(12.1)	48	$2.3	$(0.6)	11

The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for bonds, whether expected future cash flows indicate a credit loss exists.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

While all securities are monitored for impairment, the Company’s experience indicates that securities for which the cost or amortized cost exceeds fair value by less than 20% do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•

The Company’s intent to sell the security or whether it is more likely than not the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayments or call notifications and the Company’s liquidity needs.

Based on the analysis, bonds and preferred stocks are considered other-than-temporarily impaired generally when the Company concludes it will be unable to collect all contractual amounts due or a decision has been made to sell the security prior to maturity at an amount below the carrying value. Common stocks are considered other-than-temporarily impaired

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

generally when the fair value has declined and remained below cost by 20% or more for at least six months. For OTTI on preferred stocks, common stocks and bonds other than loan-backed and structured securities, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value.

Loan-backed and structured securities are considered other-than-temporarily impaired when the Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at estimated recovery value which is determined to be the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Expected cash flows from the security, including potential variability of prepayments;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios;

•	Average cumulative collateral loss, vintage year and level of subordination; and

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

During 2012, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $44.2. The largest OTTI charges were from investments in the utilities industry totaling $22.6, or 51.2%; in the energy industry, totaling $7.2, or 16.4%; and in the consumer staples industry totaling $6.2, or 14.1%. During 2011, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $22.7. The largest OTTI charges were from investments in the utilities industry totaling $7.0, or 30.7%; in the financial institution industry, totaling $5.0, or 22.2%; and in the materials industry totaling $4.8 or 21.2%. During 2010, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $33.0. The largest OTTI charges were from investments in the industrial industry totaling $14.3 or 43.2% and in the financial institution industry, totaling $9.1 or 27.5%.

The Company did not recognize any OTTI charges due to its intent to sell loan-backed or structured securities for the years ended December 31, 2012, 2011 or 2010.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes loan-backed and structured securities with a prior OTTI charge that are held by the Company as of December 31, 2012.

CUSIP	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Financial Statement Date When Reported
02149DAJ8	$16.4	$2.2	$14.2	$11.5	9/30/2009
12545CAD2	14.4	1.5	12.9	10.3	9/30/2009
12613YAB5	6.3	0.2	6.1	3.8	9/30/2009
126694W46	13.4	0.8	12.6	8.7	9/30/2009
126694W79	16.1	1.5	14.6	6.6	9/30/2009
126694X52	8.1	0.4	7.7	4.7	9/30/2009
46630UAC8	12.9	1.3	11.6	9.5	9/30/2009
02149DAJ8	13.7	0.7	13.0	10.6	12/31/2009
12667F6C4	9.3	0.2	9.1	4.4	12/31/2009
9292272X3	2.3	0.1	2.2	1.7	12/31/2009
12545CAD2	12.9	0.3	12.6	10.6	3/31/2010
126694X52	7.6	0.1	7.5	5.1	3/31/2010
32056FAA0	3.0	0.3	2.7	2.8	3/31/2010
362636AM4	11.9	0.2	11.7	9.0	3/31/2010
12545CAD2	12.6	0.4	12.2	11.3	6/30/2010
12545CAD2	12.3	0.3	12.0	11.7	9/30/2010
126694X52	7.5	0.1	7.4	5.7	9/30/2010
12613YAB5	10.6	0.6	10.0	7.6	12/31/2010
126694JT6	24.1	0.3	23.8	20.6	12/31/2010
126694W79	14.6	0.1	14.5	8.1	12/31/2010
16162YAE5	10.1	0.2	9.9	8.6	12/31/2010
74957EAR8	21.5	0.7	20.8	19.1	12/31/2010
74957EAR8	17.4	0.6	16.8	15.6	6/30/2011
12545CAD2	12.1	2.0	10.1	11.4	12/31/2011
46630UAC8	2.9	0.3	2.6	2.6	12/31/2011
65537YAE0	0.7	0.3	0.4	0.6	12/31/2011
12667F6C4	9.2	0.2	9.0	7.7	3/31/2012
94984HAD7	8.8	0.3	8.5	8.6	3/31/2012
126694W46	11.1	0.2	10.9	9.9	6/30/2012
126694W79	13.1	0.3	12.8	12.1	6/30/2012
126694X52	6.6	0.2	6.4	6.0	6/30/2012
65537YAE0	0.5	0.2	0.3	0.5	6/30/2012
12667F6C4	9.0	0.3	8.7	8.6	9/30/2012

Total		$17.4

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the Company’s net investment income.

	Year Ended December 31,
	2012	2011	2010
Income:
Bonds	$923.7	$942.9	$933.3
Preferred stocks	5.5	6.6	5.3
Common stocks	13.0	8.7	3.0
Mortgage loans	161.0	128.7	88.6
Contract loans	3.8	3.4	4.3
Cash and short-term investments	0.3	0.1	0.1
Limited partnerships	(30.8)	(15.9)	(10.4)
All other invested assets	5.0	4.3	2.8
Other interest income	—	0.3	0.1

Total investment income	1,081.5	1,079.1	1,027.1

Expenses:
Investment expenses	27.8	26.0	20.9
Investment taxes, licenses and fees and other deductions, excluding federal income taxes	0.3	0.3	0.4

Total investment expenses	28.1	26.3	21.3

Net investment income	$1,053.4	$1,052.8	$1,005.8

There were two bonds with fair values and book/adjusted carrying values totaling $0.3 that did not produce income for the year ended December 31, 2012. There were four bonds with fair values totaling $0.6 and book/adjusted carrying values totaling $0.3 that did not produce income for the year ended December 31, 2011. There were five bonds with fair values totaling $5.3 and book/adjusted carrying values totaling $5.1 that did not produce income for the year ended December 31, 2010.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table summarizes the proceeds from sales and dispositions other than sales of investments in bonds and the related realized capital gains (losses) on bonds and other invested assets.

	Year Ended December 31,
	2012	2011	2010
Bonds:
Proceeds from sales	$1,363.9	$1,018.9	$671.8
Proceeds from dispositions other than sales(1)	1,254.8	1,321.7	1,442.5

Total bonds	$2,618.7	$2,340.6	$2,114.3

Bonds:
Gross realized capital gains on sales	$45.0	$39.3	$37.0
Gross realized capital losses on sales	(22.1)	(3.3)	(6.7)

Net realized capital gains on sales	22.9	36.0	30.3
Other:
Net gains on dispositions other than sales(1)	6.6	24.4	11.1
Impairments	(30.1)	(17.8)	(26.2)

Total realized capital gains (losses) on bonds	(0.6)	42.6	15.2

Preferred stocks	0.3	—	—
Common stocks	9.8	3.1	10.9
Impairments – preferred and common stocks	(14.1)	(4.9)	(6.8)
Mortgage loans	(1.2)	(0.2)	—
Limited partnerships	—	—	(4.3)
Other invested assets	1.1	(1.8)	0.6

Realized capital gains (losses) before federal income taxes and transfer to IMR	(4.7)	38.8	15.6
Amount transferred to IMR	(21.2)	(31.4)	(12.9)
Federal income tax expense	(4.0)	(11.4)	(2.2)

Net realized capital gains (losses)	$(29.9)	$(4.0)	$0.5

(1)	Includes calls, maturities, paydowns and redemptions.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

Mortgage Loans

As of December 31, 2012 and 2011, the Company’s investment portfolio included $2,886.9 and $2,382.5, respectively, of mortgage loan investments constituting approximately 11.3% and 9.6%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, office building and industrial sectors. The loan-to-value (LTV) ratio compares the amount of the loan to the estimated fair value of the underlying property collateralizing the loan. In the year of funding, LTV ratios are calculated using independent appraisals performed by Member of the Appraisal Institute (MAI) designated appraisers. The weighted average LTV ratio was 55.0% and 57.6% for loans funded during 2012 and 2011, respectively. Subsequent to the year of funding, LTV ratios are updated annually using internal valuations based on the property income and market capitalization rates. The weighted average LTV ratio for the Company’s entire mortgage loan portfolio was 55.9% and 57.1% as of December 31, 2012 and 2011, respectively.

The following table presents the Company’s mortgage loan concentration by state.

	As of December 31,
	2012		2011
	Carrying Value	% of Total Mortgage Loans	Carrying Value	% of Total Mortgage Loans
California	$791.8	27.4%	$751.1	31.5%
Washington	303.4	10.5	301.7	12.7
Texas	335.3	11.6	252.6	10.6

No other states represented more than 10% of the Company’s mortgage loan portfolio as of December 31, 2012 or 2011. Mortgage loans in California are located primarily in the Los Angeles area.

As of December 31, 2012 and 2011, there were no non-performing loans. The maximum and minimum lending rates for mortgage loans issued during 2012 were 6.2% and 4.2%, respectively. The maximum and minimum lending rates for mortgage loans issued during 2011 were 7.4% and 4.7%, respectively.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

As of December 31, 2012 and 2011, there were no loans with interest more than 180 days past due. As of December 31, 2012 the Company had an investment in one restructured loan with a total carrying value of $1.1. As of December 31, 2011 the Company had investments in two restructured loans with a total carrying value of $8.0. One of the restructured loans with a book value of $6.2 was impaired without an allowance for credit losses in both 2012 and 2011 and was sold to the Parent in 2012 at fair value with no resulting gain or loss. The average recorded investment in impaired loans was $2.5 and $2.1 as of December 31, 2012 and 2011.

During 2012, the Company reduced interest rates between 0.5% and 3.7% on 17 outstanding mortgage loans with a total carrying value of $35.9. During 2011, the Company reduced interest rates between 0.6% and 2.1% on three outstanding mortgage loans with a total carrying value of $11.7.

As of December 31, 2012 and 2011, there were no taxes, assessments or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

Limited Partnerships

The following table presents the Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2012.

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	10 Years	16 Years
Boston Financial Institutional Tax Credits XXX	7 Years	15 Years
Centerline Corporate Partners XXX, LP	9 Years	10 Years
PNC MultiFamily Capital Institutional Fund XXXV	8 Years	12 Years
Centerline Corporate Partners XXI, LP	5 Years	6 Years
Centerline Corporate Partners XXXV, LP	11 Years	12 Years
USA Institutional Tax Credit Fund LXXII, LP	10 Years	13 Years
USA Tax Credit Stimulus Fund LP	10 Years	14 Years
Alliant Tax Credit Fund 60	11 Years	14 Years
Countryside Corporate Tax Credits XIX LP	11 Years	13 Years
Sterling Corporate Tax Credit Fund 51	10 Years	14 Years
Hunt Capital Partners Tax Credit Fund 2011-1	11 Years	16 Years
Hunt Capital Partners Tax Credit Fund 2011-2, LP	7 Years	8 Years
Countryside Corporate Tax Credits XX LP	11 Years	14 Years
Hunt Capital Partners Tax Credit Fund 2012-1	6 Years	11 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

2. Investments (continued)

The following table presents the Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2011.

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	11 Years	14 Years
Boston Financial Institutional Tax Credits XXX	8 Years	14 Years
Centerline Corporate Partners XXX, LP	10 Years	11 Years
PNC MultiFamily Capital Institutional Fund XXXV	9 Years	13 Years
Centerline Corporate Partners XXI, LP	6 Years	7 Years
Centerline Corporate Partners XXXV, LP	12 Years	13 Years
USA Institutional Tax Credit Fund LXXII, LP	11 Years	14 Years
USA Tax Credit Stimulus Fund LP	11 Years	15 Years
Alliant Tax Credit Fund 60	11 Years	15 Years
Countryside Corporate Tax Credits XIX LP	12 Years	14 Years
Sterling Corporate Tax Credit Fund 51	11 Years	15 Years
Hunt Capital Partners Tax Credit Fund 2011-1	12 Years	17 Years
Hunt Capital Partners Tax Credit Fund 2011-2, LP	8 Years	9 Years
Countryside Corporate Tax Credits XX LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 14 – Commitments and Contingencies.

3. Derivative Financial Instruments

Derivatives are instruments whose values are derived from underlying instruments, indices or rates; have a notional amount; and can be net settled. The Company is exposed to various risks relating to its ongoing business operations, primarily equity market risk, interest rate risk, and foreign currency exchange risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments, primarily options, interest rate swaps, foreign currency swaps and foreign currency forwards. The Company has established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

3. Derivative Financial Instruments (continued)

Interest Rate Swaps

The Company uses interest rate swaps to manage risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These derivatives are designated and qualify as cash flow hedges.

Foreign Currency Swaps

The Company uses foreign currency swaps to hedge the foreign exchange risk related to its investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future. The Company uses foreign currency swaps to convert the cash flow of foreign currency securities into U.S. dollars. These derivatives are designated and qualify as cash flow hedges.

Foreign Currency Forwards

The Company uses foreign currency forward contracts to manage risks from changes in currency values of investments held which are denominated in foreign currencies and to alter the currency exposures arising from mismatches between such foreign currencies and the U.S. dollar. Forward contracts are customized commitments, requiring no cash exchanged at the outset of the contract, that exchange one currency for another at a specified date in the future at a specified exchange rate which is settled in cash. These derivatives are not designated for hedge accounting.

Options and Futures

The Company has a closed block of FIA that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In 2011, the Company began offering a FIA product that credits the policyholder’s accounts based on movements in the S&P 500 or a

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

3. Derivative Financial Instruments (continued)

commodities-based index. In connection with these products, the Company has a hedging program with the objective to hedge the exposure to changes in the these indexes. The program consists of buying and selling the S&P 500 and commodities-based index options and regulated exchange traded futures. Although the Company uses index options and futures to hedge the equity return component of the FIA, they do not qualify for hedge accounting.

Collateral Arrangements

The Company obtains or posts collateral based on daily market valuations in accordance with the terms of credit support annexes negotiated as part of the master agreements entered into with most counterparties. The credit support annex requires that either cash and/or U.S. Treasury securities serve as collateral to secure that portion of its anticipated obligation in excess of a specified threshold. However, because the Company has entered into such agreements with investment-grade counterparties, non-performance is not anticipated.

The following tables present the notional amount, carrying amount, fair value, unrealized and realized gains (losses) of the Company’s derivative assets and liabilities.

	As of December 31, 2012
	Notional	Carrying Amount	Fair Value	Unrealized Gains/(Losses)	Realized Gains/(Losses)
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$97.1	$—	$9.8	$—	$—
Foreign currency swaps	112.8	(2.0)	(4.3)	(2.0)	—

Total derivatives designated as hedges	209.9	(2.0)	5.5	(2.0)	—
Derivatives not designated as hedges:
Hedging other:
Options	213.7	5.0	5.0	(0.3)	1.1
Foreign currency forwards	125.2	(0.2)	(0.2)	(0.2)	0.1
Futures	0.2	—	—	—	—

Total derivatives not designated as hedges	339.1	4.8	4.8	(0.5)	1.2

Total derivatives	$549.0	$2.8	$10.3	$(2.5)	$1.2

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

3. Derivative Financial Instruments (continued)

	As of December 31, 2011
	Notional	Carrying Amount	Fair Value	Unrealized Gains/(Losses)	Realized Gains/(Losses)
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$97.1	$—	$7.8	$—	$—

Total derivatives designated as hedges	97.1	—	7.8	—	—
Derivatives not designated as hedges:
Hedging other:
Options	53.5	2.3	2.3	0.3	(2.0)
Foreign currency forwards	8.3	0.3	0.3	0.3	0.2

Total derivatives not designated as hedges	61.8	2.6	2.6	0.6	(1.8)

Total derivatives	$158.9	$2.6	$10.4	$0.6	$(1.8)

The following table summarizes the notional amount of the Company’s derivatives with off-balance sheet risk.

	Assets		Liabilities
	2012	2011	2012	2011
Derivatives:
Interest rate swaps	$97.1	$97.1	$—	$—
Foreign currency swaps	—	—	112.8	—
Options	213.7	53.5	—	—
Futures	—	—	0.2	—
Forwards	57.6	5.0	67.6	3.3

Total derivatives	$368.4	$155.6	$180.6	$3.3

4. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments measured and reported at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arm’s-length transaction between a willing buyer and seller in possession of the same information. The Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy, which gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level within which a fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets and financial instruments not carried at fair value, but disclosed at fair value are categorized as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical instruments. This level primarily consists of exchange-traded common and preferred stocks and cash and short-term investments.

•

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•

This level includes those financial instruments that are valued using industry-standard pricing methodologies or models. All significant inputs are observable or derived from observable information in the marketplace. Financial instruments in this category primarily include certain bonds and preferred stocks.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this category may also utilize non-binding broker quotes. This category primarily consists of annuity and deposit contracts and mortgage loans.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The following tables present the financial instruments carried at fair value under the valuation hierarchy, as described above.

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$0.3	$—	$0.3
Mortgage-backed/asset-backed securities	—	8.6	—	8.6

Total bonds	—	8.9	—	8.9
Common stocks:
Nonaffiliated	436.4	—	0.2	436.6
Affiliated	62.1	—	—	62.1

Total common stocks	498.5	—	0.2	498.7
Other invested assets	–	1.3	5.0	6.3
Variable separate account assets	807.5	—	—	807.5

Total assets at fair value	$1,306.0	$10.2	$5.2	$1,321.4

Liabilities at fair value
Derivatives	—	0.1	—	0.1

Total liabilities at fair value	$—	$0.1	$—	$0.1

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$0.4	$0.9	$1.3
Hybrid securities	—	7.6	—	7.6

Total bonds	—	8.0	0.9	8.9
Common stocks:
Nonaffiliated	376.6	—	0.6	377.2
Affiliated	5.0	—	—	5.0

Total common stocks	381.6	—	0.6	382.2
Other invested assets	—	0.3	2.3	2.6
Variable separate account assets	795.6	—	—	795.6

Total assets at fair value	$1,177.2	$8.3	$3.8	$1,189.3

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The Company has no liabilities accounted for at fair value as of December 31, 2011.

For bonds reported and measured at fair value, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third-party independent pricing services to assist management in determining the fair value of its Level 2 bonds. Prices received from the pricing services are not adjusted, and multiple prices for these securities are not obtained. The pricing services provide prices where observable inputs are available. The significant inputs for security evaluations include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. Because many corporate securities do not trade on a daily basis, evaluated pricing applications apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. If sufficient objectively verifiable information about a security’s valuation is not available, the pricing services will not provide a valuation for the security until they are able to obtain such information.

In situations where the Company is unable to obtain sufficient market-observable information to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placement securities and other securities that the pricing services are unable to price.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The following tables present additional information about assets measured at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value.

	As of December 31, 2012
	Balance as of January 1	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances, Sales, and Settlements	Balance as of December 31
Bonds:
Industrial and miscellaneous	$0.9	$—	$—	$0.1	$(1.0)	$—

Total bonds	0.9	—	—	0.1	(1.0)	—
Common stocks:
Nonaffiliated	0.6	(0.4)	—	—	—	0.2

Total common stocks	0.6	(0.4)	—	—	—	0.2
Other invested assets	2.3	—	1.0	(0.6)	2.3	5.0

Total	$3.8	$(0.4)	$1.0	$(0.5)	$1.3	$5.2

Included in net purchases, issuances, sales and settlements are bond settlements of ($1.0) and other invested asset purchases and sales of $5.4 and ($3.1), respectively.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

Transfers into and/or out of Level 1, 2 and 3 are reported at the value as of the beginning of the period in which the transfer occurs. There were no assets held which were transferred between Level 1 and Level 2 for the year ended December 31, 2012. Transfers from Level 3 into Level 2 relate to securities now priced by the Company’s pricing services using observable market data within the valuation.

	As of December 31, 2011
	Balance as of January 1	Transfers Into Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances, Sales, and Settlements	Balance as of December 31
Bonds:
Industrial and miscellaneous	$—	$—	$—	$(0.1)	$1.0	$0.9
Mortgage-backed/asset-backed securities	10.6	—	(1.7)	1.9	(10.8)	—

Total bonds	10.6	—	(1.7)	1.8	(9.8)	0.9
Common stocks:
Nonaffiliated	0.6	1.5	0.3	(1.1)	(0.7)	0.6

Total common stocks	0.6	1.5	0.3	(1.1)	(0.7)	0.6
Other invested assets	1.8	—	(2.0)	0.5	2.0	2.3

Total	$13.0	$1.5	$(3.4)	$1.2	$(8.5)	$3.8

Included in net purchases, issuances, sales and settlements are bonds, common stocks and other invested asset settlements of $1.0, ($0.5) and $0.5, respectively; mortgage-backed/asset-backed securities, common stocks and other invested asset sales of ($10.8), ($0.2) and ($0.4), respectively; and other invested asset purchases of $1.9.

There were no assets held which were transferred between Level 1 and Level 2 for the year ended December 31, 2011. The transfers into Level 3 were related to investments no longer priced by the Company’s pricing services.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The following tables summarize the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	As of December 31, 2012
Type of Financial Instrument	Book/Adjusted Carrying Values	Fair Value	Level 1	Level 2	Level 3	Not Practicable (Book/Adjusted Carrying Value)
Financial instruments – assets
Bonds:
U.S. government and agencies	$233.7	$236.5	$—	$236.5	$—	$—
Foreign governments and agencies	9.7	12.5	—	12.5	—	—
States, territories, and possessions	5.4	6.4	—	6.4	—	—
Political subdivisions	22.7	26.8	—	26.8	—	—
Special revenue and assessments	689.7	738.9	—	738.9	—	—
Industrial and miscellaneous	12,217.3	14,040.5	—	14,018.8	21.7	—
Hybrid securities	320.4	331.7	—	314.5	17.2	—
Mortgage-backed/asset-backed securities	2,631.3	2,948.2	—	2,876.6	71.6	—

Total bonds	16,130.2	18,341.5	—	18,231.0	110.5	—
Preferred stocks:
Industrial and miscellaneous	97.2	94.9	—	89.9	5.0	—

Total preferred stocks	97.2	94.9	—	89.9	5.0	—
Common stocks:
Nonaffiliated	436.6	436.6	436.4	—	0.2	—
Affiliated (excluding subsidiaries)	62.1	62.1	62.1	—	—	—

Total common stocks	498.7	498.7	498.5	—	0.2	—
Mortgage loans	2,886.9	3,138.6	—	—	3,138.6	—
Limited partnerships	203.4	208.2	—	208.2	—	—
Cash and short-term investments	27.9	27.9	27.9	—	—	—
Contract loans	67.1	—	—	—	—	67.1
Other invested assets	41.2	56.3	—	51.3	5.0	—
Separate account financial instruments	4,861.5	5,301.6	854.3	4,288.8	158.5	—

Total assets	$24,814.1	$27,667.7	$1,380.7	$22,869.2	$3,417.8	$67.1

Financial instruments – liabilities
Annuity and deposit contracts	$15,738.8	$18,428.7	$—	$—	$18,428.7	$—
Derivatives	2.7	5.0	—	5.0	—	—

Total liabilities	$15,741.5	$18,433.7	$—	$5.0	$18,428.7	$—

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

	As of December 31, 2011
Type of Financial Instrument	Book/Adjusted Carrying Values	Fair Value	Level 1	Level 2	Level 3	Not Practicable (Book/Adjusted Carrying Value)
Financial instruments – assets
Bonds:
U.S. government and agencies	$55.6	$59.8	$—	$59.8	$—	$—
Foreign governments and agencies	11.3	14.1	—	14.1	—	—
States, territories, and possessions	5.4	6.2	—	6.2	—	—
Political subdivisions	194.1	214.1	—	214.1	—	—
Special revenue and assessments	370.8	395.3	—	395.3	—	—
Industrial and miscellaneous	11,728.0	13,151.7	—	13,063.3	88.4	—
Hybrid securities	449.7	424.9	—	424.9	—	—
Mortgage-backed/asset-backed securities	3,375.5	3,669.6	—	3,578.0	91.6	—

Total bonds	16,190.4	17,935.7	—	17,755.7	180.0	—
Preferred stocks:
Industrial and miscellaneous	97.8	88.7	—	83.7	5.0	—

Total preferred stocks	97.8	88.7	—	83.7	5.0	—
Common stocks:
Nonaffiliated	377.2	377.2	376.6	—	0.6	—
Affiliated (excluding subsidiaries)	5.0	5.0	5.0	—	—	—

Total common stocks	382.2	382.2	381.6	—	0.6	—
Mortgage loans	2,382.5	2,534.3	—	—	2,534.3	—
Limited partnerships	197.2	202.5	—	202.5	—	—
Cash and short-term investments	117.1	117.1	117.1	—	—	—
Contract loans	70.0	—	—	—	—	70.0
Other invested assets	37.5	51.1	—	48.8	2.3	—
Separate account financial instruments	4,673.0	5,014.9	835.5	4,089.7	89.7	—

Total assets	$24,147.7	$26,326.5	$1,334.2	$22,180.4	$2,811.9	$70.0

Financial instruments – liabilities
Annuity and deposit contracts	$15,293.0	$17,222.9	$—	$—	$17,222.9	$—

Total liabilities	$15,293.0	$17,222.9	$—	$—	$17,222.9	$—

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

4. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, other invested assets and separate account assets were determined based on the fair value hierarchy.

The fair value of the Company’s mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

Carrying value is a reasonable estimate of fair value for cash and short-term investments.

Investments in limited partnerships associated with tax credit investments are carried at amortized cost. Fair value was estimated based on the discounted cash flows over the remaining life of the tax credits, using the original internal rate of return of each investment.

The Company’s contract loans have varying interest rates ranging from 2.5% to 8.0% and do not have stated maturity dates or payment terms. Cash flow projections are not available and would require significant amounts of judgment and estimation and would not be practical given the immateriality of these assets.

The Company reports annuities and deposit-type contracts at carrying value and estimates the fair value of these contracts using an income approach based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a nonperformance risk spread.

5. Premium and Annuity Considerations Deferred and Uncollected

The following table presents the Company’s deferred and uncollected life insurance premiums and annuity considerations.

	As of December 31, 2012		As of December 31, 2011
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$0.7	$0.2	$0.7	$0.2
Ordinary – renewal	20.3	44.4	20.6	45.5
Group life	0.1	0.1	(0.4)	(0.4)

Total	$21.1	$44.7	$20.9	$45.3

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders to the extent that counterparties to ceded reinsurance contracts do not meet their contractual obligations. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers, 99.4% and 99.5% was with reinsurers rated A- or higher by A.M. Best as of December 31, 2012 and 2011, respectively. The Company had no reserve for uncollectible reinsurance in 2012 or 2011. None of the Company’s reinsurance contracts exclude certified terrorist acts.

The Company has catastrophic loss coverage for its group life, individual life and aggregate medical stop-loss business.

For the individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $0.5 on business issued prior to 2012 and to $1.0 on business issued in 2012. In addition, all BOLI business is reinsured on an excess share basis. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to individual life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 90%, as specified in the reinsurance contracts.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force. The Company also has reinsurance agreements where the Company retains 60% of the risk and that limit the maximum claim to $1.2 per individual.

The Company reinsured its exposure to specific medical stop-loss claims in excess of $1.1 on all policies not underwritten by Medical Risk Managers, Inc. (MRM), a wholly owned subsidiary of the Company’s Parent.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

6. Reinsurance (continued)

For aggregate medical stop-loss business, the Company has 100% reinsurance coverage on all policies not underwritten by MRM, for the portion of aggregate losses above $1.0 and up to $10.0. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $0.5. If the specific excess loss deductible is greater than $0.5, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9.0 for each policy. The Company’s medical stop-loss business underwritten by MRM is reinsured 40% for the portion of aggregate losses up to $2.0.

The Company reinsures nearly 100% of its group long-term and short-term disability business on business issued before April 1, 2012. For business issued after April 1, 2012, the Company retains 60% of the short-term disability risk up to a stated weekly benefit maximum and 10% of the long-term disability risk up to a stated monthly benefit maximum. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $386.0 and $373.1 as of December 31, 2012 and 2011, respectively.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2012, 2011 or 2010. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2012, 2011 and 2010, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

6. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2012	2011	2010
Premiums and annuity considerations
Direct:
Accident and health	$557.5	$445.2	$427.8
Life insurance	208.9	215.6	638.1
Annuity	1,243.3	1,974.4	2,006.4

Total direct premiums	2,009.7	2,635.2	3,072.3
Assumed:
Accident and health	16.5	53.5	0.5
Life insurance	0.1	0.2	0.2
Annuity	—	—	—

Total assumed premiums	16.6	53.7	0.7

Ceded:
Accident and health	(23.4)	(16.5)	(12.8)
Life insurance	(46.6)	(44.8)	(47.1)
Annuity	(1.0)	(0.9)	(0.9)

Total ceded premiums	(71.0)	(62.2)	(60.8)

Net premiums and annuity considerations	$1,955.3	$2,626.7	$3,012.2

Ceded reinsurance reduced the Company’s claims by $63.1, $52.8 and $46.1 for the years ended December 31, 2012, 2011 and 2010, respectively.

On July 1, 2011, the Company entered into a reinsurance transaction with American United Life Insurance Company (AUL) to assume AUL’s medical stop-loss business, which increased the assumed accident and health premiums in 2012 and 2011.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves

The following tables present the Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities.

	As of December 31, 2012
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$302.7	$—	$302.7	1.8%
At book value less surrender charge of 5% or more	5,741.0	—	5,741.0	34.1
At fair value	—	719.1	719.1	4.3

Total with adjustment or at fair value	6,043.7	719.1	6,762.8	40.2
At book value without adjustment (minimal or no charge or adjustment)	4,010.5	—	4,010.5	23.8
Not subject to discretionary withdrawal	6,066.2	—	6,066.2	36.0

Total gross annuity actuarial reserves and liability for deposit-type contracts	16,120.4	719.1	16,839.5	100.0%

Reinsurance ceded	(4.7)	—	(4.7)

Total net annuity actuarial reserves and liability for deposit-type contracts	$16,115.7	$719.1	$16,834.8

	As of December 31, 2011
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$360.7	$—	$360.7	2.2%
At book value less surrender charge of 5% or more	6,243.9	—	6,243.9	38.2
At fair value	—	709.4	709.4	4.3

Total with adjustment or at fair value	6,604.6	709.4	7,314.0	44.7
At book value without adjustment (minimal or no charge or adjustment)	3,023.8	—	3,023.8	18.5
Not subject to discretionary withdrawal	6,010.3	—	6,010.3	36.8

Total gross annuity actuarial reserves and liability for deposit-type contracts	15,638.7	709.4	16,348.1	100.0%

Reinsurance ceded	(4.9)	—	(4.9)

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,633.8	$709.4	$16,343.2

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves (continued)

The following table provides a reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	As of December 31,
	2012	2011
Annuity reserves	$14,022.5	$13,537.6
Liability for deposit-type contracts	2,093.1	2,096.1
Separate account annuity reserves	715.2	705.5
Other	4.0	4.0

Total net annuity actuarial reserves and liability for deposit-type contracts	$16,834.8	$16,343.2

As of December 31, 2012 and 2011, the Company had $2,569.2 and $2,459.2, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $26.0 and $25.6 as of December 31, 2012 and 2011, respectively, and were included in life and annuity reserves.

As a result of cash flow testing as of December 31, 2012 and 2011, and as a response to the potential impact on statutory capital during a prolonged period of low interest rates, the Company established a $25.0 and $60.0, respectively, cash flow testing reserve for the Company’s individual annuity products.

The Company released the $60.0 cash flow testing reserve in the first quarter of 2012 and established a permanent reserve of $60.0. In the third quarter of 2012, this reserve increased by $29.3. The permanent valuation reserve of $89.3 increased individual annuity reserves by $67.9 and deposit contract reserves by $21.4. This resulted in a net increase of $54.3 of which the permanent valuation reserve of $89.3 is reflected in the statements of changes in capital and surplus and is offset by the change in the cash flow testing reserve of ($35.0) which is reflected in the statements of income.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves (continued)

During 2010, the Company adopted the free partial withdrawal provision in the calculation of the CARVM reserves in accordance with Actuarial Guideline XXXIII for its fixed deferred annuity policies issued prior to January 1, 2009. This resulted in a $10.6 reserve increase and is reflected in the statements of changes in capital and surplus.

The Company issues variable annuities with GMDB. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2012.

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$—	$49.8	$49.8	$49.8
Group VA	85.1	167.2	252.3	252.4
Focus	(0.1)	20.0	19.9	20.8
Spinnaker Advisor	17.9	50.0	67.9	66.7
Spinnaker	242.6	382.6	625.2	626.1
Spinnaker Plus	45.1	19.8	64.9	64.4
Other	10.7	21.5	32.2	32.2

Total	$401.3	$710.9	$1,112.2	$1,112.4

The total net amount at risk on this block is approximately $3.8 as of December 31, 2012, of which approximately $3.0 is reinsured. Over 94% of the net amount at risk on the individual contracts is reinsured.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

7. Life and Annuity Reserves (continued)

The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2011.

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$—	$52.1	$52.1	$52.1
Group VA	84.6	177.9	262.5	262.5
Focus	(0.1)	19.2	19.1	20.1
Spinnaker Advisor	16.1	51.2	67.3	66.0
Spinnaker	243.3	364.4	607.7	609.3
Spinnaker Plus	48.5	21.8	70.3	70.0
All other	11.7	22.7	34.4	34.4

Total	$404.1	$709.3	$1,113.4	$1,114.4

The total net amount at risk on this block is approximately $13.0 as of December 31, 2011, of which approximately $11.0 is reinsured. Over 92% of the net amount at risk on the individual contracts is reinsured.

In accordance with AG XLIII, the minimum reserves are calculated based on a stochastic analysis using prudent estimate assumptions, or the standard scenario amount, if higher. The standard scenario amount is a single-scenario formulaic reserve calculation. The Company’s AG XLIII reserves are equal to the standard scenario amount as of December 31, 2012 and 2011.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverable.

	Year Ended December 31,
	2012	2011(1)	2010(1)
Policy and contract claims liability, beginning of the year	$163.7	$111.7	$114.0
Assumed related to AUL transaction	—	37.0	—
Add provision for claims, net of reinsurance, occurring in:
Current year	475.5	419.0	361.0
Prior years	(11.5)	(13.0)	(2.4)

Net incurred losses during the year	464.0	406.0	358.6
Deduct payments for claims, net of reinsurance, occurring in:
Current year	326.7	301.8	282.0
Prior years	143.3	89.2	78.9

Net claim payments during the current year	470.0	391.0	360.9

Policy and contract claims liability, end of year	$157.7	$163.7	$111.7

(1)

In 2012, the Company refined its methodology for identifying the incurred date of medical stop-loss claims. The information for 2011 and 2010 has been updated to reflect this refined methodology, and there was no impact to the total claims incurred or paid in either year.

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the years ended December 31, 2012 and 2011, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for medical stop-loss claims offset by higher than expected individual life claims. For the year ended December 31, 2010, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for medical stop-loss claims and lower than expected individual life claims.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

9. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the state of Washington, the Company is required to maintain minimum capital of $2.4 and additional unassigned funds of $2.4. Life and health insurance companies are also subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to the Company. As of December 31, 2012 and 2011, the Company met the minimum capital and surplus and RBC requirements.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval by the Department. The restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2013 is $282.2.

On March 29, 2013, the company paid an ordinary dividend of $30.0 to its Parent.

During 2012, the Company paid ordinary dividends of $80.0 to its Parent as follows:

Payment Date	Ordinary
March 29, 2012	$20.0
May 31, 2012	20.0
September 6, 2012	20.0
December 6, 2012	20.0

Total dividends	$80.0

During 2011, the Company paid ordinary dividends of $52.0 to its Parent as follows:

Payment Date	Ordinary
March 4, 2011	$20.0
June 23, 2011	4.0
September 9, 2011	14.0
December 9, 2011	14.0

Total dividends	$52.0

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

During 2010, the Company paid ordinary dividends of $40.0 to its Parent as follows:

Payment Date	Ordinary
September 3, 2010	$20.0
November 19, 2010	20.0

Total dividends	$40.0

The Company paid no extraordinary dividends for the years ended December 31, 2012, 2011 or 2010.

The Company provided the required notification for all dividend payments.

During the year ended December 31, 2012, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in amounts of $3.9 and $1.6, respectively. These amounts are recorded as general insurance expenses in the statements of income.

During the year ended December 31, 2011, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in amounts of $3.0 and $1.4, respectively. These amounts are recorded as general insurance expenses in the statements of income.

During the year ended December 31, 2010, the Company received non-cash capital contributions related to the Parent’s share-based compensation plans and employee stock purchase plan in the amounts of $2.1 and $0.4, respectively. These amounts are recorded as general insurance expenses on the statements of income.

On January 27, 2010, the Parent completed an initial public offering (IPO) and received net proceeds of approximately $282.5. On January 29, 2010, the Company received a cash capital contribution from its Parent of $210.7 from the Parent’s net IPO proceeds.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

The following table shows the cumulative increase (reduction) of unassigned funds related to the following items:

	As of December 31,
	2012	2011
Unrealized gains	$100.2	$43.9
Nonadmitted assets	(60.8)	(63.7)
Asset valuation reserve	(257.9)	(217.7)

10. Income Taxes

The components of the DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2012
	Ordinary	Capital	Total
Gross DTAs	$139.8	$31.9	$171.7
DTAs nonadmitted	(12.8)	—	(12.8)

Subtotal admitted DTAs	127.0	31.9	158.9
DTLs	(62.6)	(27.2)	(89.8)

Net admitted DTAs	$64.4	$4.7	$69.1

	As of December 31, 2011
	Ordinary	Capital	Total
Gross DTAs	$144.4	$30.8	$175.2
DTAs nonadmitted	(3.6)	(11.3)	(14.9)

Subtotal admitted DTAs	140.8	19.5	160.3
DTLs	(69.3)	—	(69.3)

Net admitted DTAs	$71.5	$19.5	$91.0

	Change
	Ordinary	Capital	Total
Gross DTAs	$(4.6)	$1.1	$(3.5)
DTAs nonadmitted	(9.2)	11.3	2.1

Subtotal admitted DTAs	(13.8)	12.4	(1.4)
DTLs	6.7	(27.2)	(20.5)

Net admitted DTAs	$(7.1)	$(14.8)	$(21.9)

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The admission calculation components as of December 31 are as follows:

	December 31, 2012
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$64.4	$15.8	$80.2
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	—	3.6	3.6
(2) Adjusted gross DTAs allowed per limitation threshold	XXXXX	XXXXX	313.5
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	—	3.6	3.6
Adjusted gross DTAs offset by gross DTLs	62.6	12.5	75.1

DTAs admitted	$127.0	$31.9	$158.9

	December 31, 2011
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$71.5	$11.4	$82.9
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	—	8.1	8.1
(2) Adjusted gross DTAs allowed per limitation threshold	XXXXX	XXXXX	260.8
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	—	8.1	8.1
Adjusted gross DTAs offset by gross DTLs	69.3	—	69.3

DTAs admitted	$140.8	$19.5	$160.3

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$(7.1)	$4.4	$(2.7)
(1) Adjusted gross DTAs expected to be realized following the balance sheet date	—	(4.5)	(4.5)
(2) Adjusted gross DTAs allowed per limitation threshold	XXXXX	XXXXX	52.7
Adjusted gross DTAs expected to be realized after application of the limitation threshold (lessor of (1) and (2))	—	(4.5)	(4.5)
Adjusted gross DTAs offset by gross DTLs	(6.7)	12.5	5.8

DTAs admitted	$(13.8)	$12.4	$(1.4)

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The ratio percentage used to determine the recovery period and limitation threshold amount was 936% and 904% as of December 31, 2012 and 2011, respectively. The amount of adjusted capital and surplus used to determine recovery period and limitation threshold amounts were $2,090.2 and $2,009.6 as of December 31, 2012 and 2011, respectively. The results of this calculation component enable the Company to admit DTAs expected to reverse within three years, if not previously admitted as a carryback.

The calculations above have not been impacted by tax-planning strategies and do not include the use of reinsurance.

The Company has no DTLs which have not been recognized as of December 31, 2012 or 2011.

The Components of current income tax expense are as follows:

	Year Ended December 31,
	2012	2011	2010
Federal income tax	$4.9	$61.3	$58.9
Federal income tax on net capital gains	4.0	11.4	2.2

Federal income taxes incurred	$8.9	$72.7	$61.1

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The main components of deferred tax amounts are as follows:

	As of December 31,
	2012	2011	Change
Assets
Ordinary:
Policyholder reserves	$45.6	$57.6	$(12.0)
Investments	12.2	9.9	2.3
Deferred acquisition costs	57.6	57.1	0.5
Fixed assets	2.9	9.1	(6.2)
Compensation and benefit accruals	1.3	1.1	0.2
Nonadmitted items	16.8	7.0	9.8
Other	3.4	2.6	0.8

Total ordinary DTAs	139.8	144.4	(4.6)
Total ordinary DTAs – nonadmitted	12.8	3.6	9.2

Net admitted ordinary DTAs	127.0	140.8	(13.8)
Capital:
Investments	31.9	30.8	1.1
Capital DTAs – nonadmitted	—	11.3	(11.3)

Net admitted capital DTAs	31.9	19.5	12.4

Net admitted DTAs	$158.9	$160.3	$(1.4)

Liabilities
Ordinary:
Investments	$38.3	$44.7	$(6.4)
Deferred and uncollected premiums	15.6	16.0	(0.4)
Policyholder reserves	7.2	7.0	0.2
Other	1.5	1.6	(0.1)

Subtotal	62.6	69.3	(6.7)
Capital:
Investments	27.2	—	27.2

Subtotal	27.2	—	27.2

Total DTLs	$89.8	$69.3	$20.5

Net DTAs/DTLs	$69.1	$91.0	$(21.9)

Net change in DTA/DTL			$(24.0)
Surplus adjustments:
Tax effect of change in unrealized capital gains/(losses)			15.7
Tax effect of change in nonadmitted assets			(9.7)
Adjustments to prior year net DTAs			7.5

Adjusted change in net deferred income taxes			$(10.5)

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2012 or 2011.

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the net gain from operations before federal income taxes and the realized capital gains (losses) and the actual tax provision are as follows:

	Year Ended December 31,
	2012	2011	2010
Ordinary income tax at federal statutory rate (35%)	$100.4	$77.4	$88.5
Capital income tax (benefit) at federal statutory rate (35%)	(1.6)	13.6	5.5

Total expected income tax expense	98.8	91.0	94.0
Significant statutory to tax adjustments on current taxes:
Dividends received deduction	(1.1)	(1.4)	(1.0)
Tax exempt income	(0.1)	(0.1)	(0.1)
Tax credits	(33.1)	(16.6)	(10.9)
Permanent items and other adjustments	0.1	(0.1)	0.2
Change in IMR	(12.2)	(9.7)	(8.0)
Prior year adjustments	(1.7)	(1.7)	(1.0)
Change in reserve valuation	(31.3)	—	—
Amount allocated to cumulative adjustment	—	(1.5)	—

Total federal income tax expense	$19.4	$59.9	$73.2

Federal and foreign taxes incurred	$8.9	$72.7	$61.1
Change in net deferred income taxes	10.5	(12.8)	12.1

Total statutory income tax expense	$19.4	$59.9	$73.2

The Company’s federal income tax return is consolidated with its subsidiaries, First Symetra National Life Insurance Company of New York and Symetra National Life Insurance Company. The Company had no net operating loss or capital loss carryforward amounts as of December 31, 2012, 2011 or 2010.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

10. Income Taxes (continued)

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2012	2011	2010
Ordinary income	$6.6	$62.3	$60.4
Capital gain	4.0	11.8	—

The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date for the years ended December 31, 2012 or 2011.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2008.

11. Employee Benefit Plans

The Company sponsors a defined contribution 401(k) plan for all eligible employees that includes matching of a participant’s contributions up to 6% of eligible compensation. The expense for the matching contributions was $5.3, $4.6 and $4.1 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company participates in the Parent’s two share-based compensation plans: the Symetra Financial Corporation Equity Plan, amended and restated on March 4, 2011 (the Equity Plan) and the Symetra Financial Corporation Employee Stock Purchase Plan, amended and restated on May 11, 2010 (the Stock Purchase Plan).

Under the Equity Plan, the Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Parent’s board of directors.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

11. Employee Benefit Plans (continued)

During 2012, 2011 and 2010, the Parent granted performance units to various members of management under the Equity Plan. The value of each performance unit is determined at the discretion of the Parent’s board of directors based on the achievement of a growth target. These are accounted for as liability awards as the Company intends to or is required to settle such awards in cash. The Company recognized $4.7, $2.6 and $1.5 in expense related to performance units granted during 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Parent granted restricted stock to various members of management under the Equity Plan. The Company recognized $3.4, $2.0 and $2.2 in expense related to restricted stock for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recognized $0.5, $1.0, and $0 in expenses related to stock options for the years ended December 31, 2012, 2011 and 2010, respectively, related to options granted in 2010. No options were granted in 2012 or 2011.

Under the Stock Purchase Plan, eligible employees may purchase shares of the Parent’s stock on quarterly purchase dates at an amount equal to 85% of the closing market price of the common stock. Compensation cost for employees is recognized for each three-month period between purchase dates, and is equal to the fair value of the discount received on the purchase of shares. The Company recognized $0.2, $0.2 and $0.1 in expense related to the Stock Purchase Plan for the years ended December 31, 2012, 2011 and 2010.

The Company has no legal obligation for benefits under either the Equity Plan or Stock Purchase Plan.

12. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for the Company’s variable annuity, variable life, variable universal life and fixed BOLI products. In accordance with Department procedures for approving items within the separate accounts, the separate account classification for the Company’s products are supported by the Washington State Insurance code.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

In accordance with the Company’s separate account products, the assets are legally insulated from the general account, preventing such assets from being generally available to satisfy claims resulting from the general account. The Company allows interest income above the required policy account values within the fixed BOLI separate account. The amount accumulated over and above the required policy account values is not considered to be legally insulated.

Separate account assets as of December 31, 2012 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable life and universal life	$84.4	$—	$84.4
Variable annuities	723.1	—	723.1
Fixed BOLI	4,004.3	85.0	4,089.3

Total	$4,811.8	$85.0	$4,896.8

Had the Company’s fixed BOLI assets been reported at fair value as of December 31, 2012, the fair value and net unrealized gains would have been $4,447.3 and $440.1, respectively.

Separate account assets as of December 31, 2011 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable life and universal life	$82.0	$—	$82.0
Variable annuities	713.6	—	713.6
Fixed BOLI	3,852.3	61.0	3,913.3

Total	$4,647.9	$61.0	$4,708.9

Had the Company’s fixed BOLI assets been reported at fair value as of December 31, 2011, the fair value and net unrealized gains would have been $4,179.5 and $341.9, respectively.

As of December 31, 2012 and 2011, short-term investments of $46.7 and $38.9, respectively, relating to the Fixed BOLI product were held at one highly rated financial institution.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

In accordance with contract provisions relating to the Company’s separate account products, some separate account liabilities are guaranteed by the general account. As of December 31, 2012, the risk charges paid by the separate account to compensate the general account for the risk taken were not material. As of December 31, 2012 and 2011, the Company has a maximum guarantee for separate account liabilities of $3.8 and $13.2, respectively, which is related primarily to the Company’s variable annuity products. As of December 31, 2012 and 2011, the Company paid $0.9 and $0.9, respectively, toward separate account guarantees.

The Company does not engage in securities lending transactions within the separate account.

The following table provides premium and reserve information for the separate accounts of the Company for the year ended December 31, 2012.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2012	$20.0	$—	$69.6	$89.6

Reserves as of December 31, 2012:
For accounts with assets at:
Fair value	$—	$—	$803.2	$803.2
Amortized cost	1,965.3	2,039.0	—	4,004.3

Total reserves	$1,965.3	$2,039.0	$803.2	$4,807.5

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$575.1	$—	$—	$575.1
At fair value	—	—	803.2	803.2
At book value without fair value adjustment and with current surrender charge less than 5%	1,390.2	2,039.0	—	3,429.2

Total reserves	$1,965.3	$2,039.0	$803.2	$4,807.5

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

The following table provides premium and reserve information for the separate accounts of the Company for the year ended December 31, 2011.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2011	$—	$—	$71.4	$71.4

Reserves as of December 31, 2011:
For accounts with assets at:
Fair value	$—	$—	$790.8	$790.8
Amortized cost	1,924.7	1,927.6	—	3,852.3

Total reserves	$1,924.7	$1,927.6	$790.8	$4,643.1

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$557.0	$—	$—	$557.0
At fair value	—	—	790.8	790.8
At book value without fair value adjustment and with current surrender charge less than 5%	1,367.7	1,927.6	—	3,295.3

Total reserves	$1,924.7	$1,927.6	$790.8	$4,643.1

The following table provides premium information for the separate accounts of the Company for the year ended December 31, 2010.

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2010	$460.3	$—	$76.9	$537.2

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

12. Separate Accounts (continued)

The following table provides a reconciliation of amounts transferred to and from the separate accounts.

	Year Ended December 31,
	2012	2011	2010
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$151.3	$146.2	$616.3
Transfers from separate accounts	(211.2)	(229.8)	(257.5)

Net transfers to (from) separate accounts	$(59.9)	$(83.6)	$358.8

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(59.9)	$(83.6)	$358.8

13. Related-Party Transactions

The following transactions were entered into by the Company with related parties and affiliates. Non-insurance transactions involving less than 0.5% of the Company’s admitted assets are omitted, with the exception of cost allocation transactions, which are discussed separately. Dividends and capital contributions between Parent and subsidiaries are disclosed in Note 10.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd. White Mountains Insurance Group, Ltd. is a related party who beneficially owns 26,887,872 shares or 21.0% of the Parent’s common stock. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $15.2, $14.8 and $13.3 for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, amounts due to WMA were $3.8 and $3.8, respectively.

Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $26.1, $47.1 and $43.6 during the years ended December 31, 2012, 2011 and 2010, respectively. The Company issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2012, 2011 and 2010, the Company paid $25.4, $47.1 and $43.6, respectively, to SABSCO related to the commutation endorsements.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

13. Related-Party Transactions (continued)

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide to and receive from each other certain general services (related to sharing common management, personnel and facilities) and to share the expense. These expenses include charges for rent, corporate overhead, data processing systems, payroll, benefits and other miscellaneous charges and are included in investment and general insurance expenses in the statements of income. The Company was charged rent expense of $5.7 for each of the years ended December 31, 2012, 2011 and 2010, respectively, incurred on its behalf by the Parent.

It is the Company’s policy to settle amounts due to affiliated companies within 30 days except for amounts due related to performance unit awards granted under the Equity Plan which are settled under the terms of the Equity Plan (See Note 11). Other operating expenses and intercompany cost allocations due from and to the Parent, subsidiaries and affiliates was a net payable of $7.2 and $2.4 as of December 31, 2012 and 2011, respectively.

14. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium tax offsets and are included in general expenses and taxes, due and accrued in the balance sheets. As of December 31, 2012, the Company had liabilities of $9.2 for estimated guaranty fund assessments, with a related asset for premium tax offsets of $5.1. As of December 31, 2011, the Company had liabilities for estimated guaranty fund assessments of $9.8, with a related asset for premium tax offsets of $6.0. Premium tax offsets are available for a period of five to twenty years.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

14. Commitments and Contingencies (continued)

Investment in Limited Partnerships

As of December 31, 2012, the Company was invested in limited partnership interests related to tax credit investments. The Company unconditionally committed to provide capital contributions totaling $296.2, of which $34.0 was related to partnerships entered into during the year ended December 31, 2012. Capital contributions of $255.6 were paid as of December 31, 2012, with the remaining expected cash capital contributions as follows:

Expected Cash Capital Contributions
Year:
2013	$34.9
2014	5.1
2015	—
Thereafter	0.6

Total expected capital contributions	$40.6

Unclaimed Property Inquiries

During late 2012, the Company received notice of an audit on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of abandoned or unclaimed money or property. Also in late 2012, the Company received notice regarding a market conduct examination focused on its life insurance and annuity claims settlement practices, including practices related to handling of unclaimed property. The audit and examination have not yet started. The Company believes it is reasonably possible that the audit and examination activity could result in payments of interest, fines or penalties. The Company is not currently able to estimate the loss or range of loss of these matters.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

14. Commitments and Contingencies (continued)

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2012, will have a material adverse effect on its financial condition, future operating results, or liquidity.

Leases

The Company has office space and certain equipment under leases that expire at various dates through 2017. The Company accounts for these leases as operating leases. Certain leases include renewal options. Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Minimum Rentals
Year:
2013	$2.4
2014	2.1
2015	1.6
2016	1.0
2017 and thereafter	3.2

Total lease commitments	$10.3

Rent expense was $7.6, $7.0 and $6.5 for the years ended December 31, 2012, 2011 and 2010, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(All Amounts in Millions Unless Otherwise Stated)

14. Commitments and Contingencies (continued)

Other Commitments

The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10.6 to $11.4 for five years. The Company incurred service fee expenses of $13.6, $12.3 and $12.1 for the years ended December 31, 2012, 2011, and 2010, respectively.

As of December 31, 2012 and 2011 unfunded mortgage loan commitments were $60.3 and $102.3, respectively.

The Company had no other material commitments or contingencies as of December 31, 2012 or 2011.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2012.

Name	FEIN	NAIC #	Domicile	Beneficial Ownership
Symetra Financial Corporation	20-0978027		DE	21.0	%†**	White Mountains Insurance Group, Ltd.*
				21.0	%†**	Berkshire Hathaway Inc.*
				58.0	%†	Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Investment Management, Inc.	36-4715812		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

*	General Reinsurance Corporation is the direct owner of 21%, including exercisable warrants. General Reinsurance Corporation’s ultimate controlling person, Berkshire Hathaway, Inc., has filed a Disclaimer of Control with the reporting person’s domiciliary jurisdiction. White Mountains Insurance Group, Ltd. is the beneficial owner of 21%, including exercisable warrants. No direct owner whose ultimate controlling person is White Mountains Insurance Group, Ltd. has ownership of 10% or greater.
**	Includes warrants exercisable for common shares.
†	As of February 20, 2013

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and have issued our report thereon dated April 12, 2013 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 12, 2013

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

Year Ended December 31, 2012

(All amounts in millions unless otherwise stated)

	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Fixed maturities:
Bonds:
United States government and government agencies and authorities	$233.7	$236.5	$233.7
States, municipalities, and political subdivisions	$717.8	$772.1	$717.8
Foreign governments	$9.7	$12.5	$9.7
Public utilities	$1,362.1	$1,622.4	$1,362.1
Convertibles and bonds with warrants attached	$71.1	$75.2	$71.1
All other corporate bonds	$10,941.2	$12,473.0	$10,940.8
Mortgage-backed securities	$2,611.9	$2,923.5	$2,611.8
Redeemable preferred stock	$50.4	$45.8	$50.4

Total fixed maturities	$15,997.9	$18,161.0	$15,997.4
Marketable Equity securities:
Common stock:
Public utilities	$17.2	$19.2	$19.2
Banks, trusts and insurance companies	$185.2	$218.8	$218.8
Industrial, miscellaneous, and all other	$165.1	$195.1	$195.1
Nonredeemable preferred stocks	$46.7	$49.1	$46.8

Total marketable equity securities	$414.3	$482.2	$479.9
Mortgage loans	$2,886.9	$3,138.6	$2,886.9
Policy loans	$67.1	$67.1	$67.1
Other long-term investments	$246.0	$261.1	$243.5
Short-term investments	$63.3	$63.3	$63.3

Total other	$3,263.3	$3,530.1	$3,260.8

Total Investments*	$19,675.5	$22,173.3	$19,738.1

*	Excludes Cash of ($35.4) and receivables for securities of $5.5.
*	Includes Derivatives liability

Symetra Life Insurance Company

Schedule IV - Reinsurance

(All amounts in millions unless otherwise stated)

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2012
Life insurance in-force	55,846.6	24,126.2	215.1	31,720.4	0.7%
For the year ended December 31, 2011
Life insurance in-force	54,178.3	23,357.6	219.8	30,820.7	0.7%
For the year ended December 31, 2010
Life insurance in-force	54,859.9	23,857.1	204.2	31,002.8	0.7%

Symetra Life Insurance Company

Schedule VI - Supplemental Information Concerning Insurance Operations

(All amounts in millions unless otherwise stated)

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2012
Benefits	$155.0	$2.8	$1.0	$559.6	$21.0	$368.6	$112.2
Deferred Annuities	9,974.1	—	119.8	1,161.4	513.3	1,523.2	74.3
Income Annuities	4,078.1	—	1,968.0	81.0	428.3	423.7	19.7
Life	1,726.9	0.4	4.3	153.3	93.3	196.6	57.7
Other					(2.5)	—	6.80

	$15,934.1	$3.2	$2,093.1	$1,955.3	$1,053.4	$2,512.1	$270.7

Year ended December 31, 2011
Benefits	$157.2	$2.7	$0.8	$489.6	$17.3	$309.4	$90.6
Deferred Annuities	9,575.8		119.6	1,854.1	495.6	2,180.0	67.4
Income Annuities	4,026.1		1,975.4	119.5	430.7	550.8	20.8
Life	1,669.9	0.3	0.3	163.5	94.1	246.6	50.0
Other					15.1	—	—

	$15,429.0	$3.0	$2,096.1	$2,626.7	$1,052.8	$3,286.8	$228.8

Year ended December 31, 2010
Benefits	$113.1	$2.0	$1.2	$422.3	$18.0	$274.3	$74.3
Deferred Annuities	8,313.4	—	122.3	1,853.4	433.7	2,138.9	60.3
Income Annuities	3,935.6	—	2,070.3	152.2	441.9	539.1	18.8
Life	1,572.8	0.3	0.3	584.3	94.9	196.8	49.2
Other	—	—	—	—	17.3	—	3.4

	$13,934.9	$2.3	$2,194.1	$3,012.2	$1,005.8	$3,149.1	$206.0

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

SYMETRA RESOURCE VARIABLE ACCOUNT B

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.	Financial Statements The following audited financial statements of Symetra Resource Variable Account B and of Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Resource Variable Account B as of December 31, 2012 and for each of the two years in the period then ended.

2.	The statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012.

3.	Financial Statement Schedules for Symetra Life Insurance Company.

•	Schedule I – Summary of Investments - Other Than Investments in Related Parties

•	Schedule IV – Reinsurance

•	Schedule VI – Supplemental Information Concerning Insurance Operations

We omit other schedules from this list – and from this Registration Statement – because they either are not applicable or the information is included in our audited financial statements.

b.	Exhibits

Exhibit	Description		Reference

1.	Resolution of Board of Directors of Symetra Life authorizing the Separate Account		1/

2.	Not Applicable

3.	a)	Principal Underwriter’s Agreement	5/
		Amendment to Principal Underwriter’s Agreement	6/
	b)	Broker-Dealer Selling Agreement	27/

4.	a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract	21/
	b)	Endorsement to Individual Flexible Premium Deferred Variable Annuity Contract	Filed Herewith
	c)	Form of Wealth Transfer Benefit Rider	21/
	d)	Form of Wealth Transfer Benefit Rider Data Page	21/

5.	Form of Application for Annuity Contract		Filed Herewith

6.	a)	Copy of Articles of Incorporation of Symetra Life as amended11/26/90	1/
		Amendment to Articles of Incorporation of Symetra Life dated 9/1/04	3/
		Amendment to Articles of Incorporation of Symetra Life dated 5/27/05	4/
	b)	Copy of the Bylaws of Symetra Life as last amended 12/6/05	4/

7.	Form of Reinsurance Agreement		Filed Herewith

8.	Participation Agreement (AllianceBernstein)		24/

	Participation Agreement (ACVP)		7/
		Amendment No. 1 to Participation Agreement (ACVP)	7/
		Amendment No. 2 to Participation Agreement (ACVP)	7/
		Amendment No. 3 to Participation Agreement (ACVP)	7/
		Amendment No. 4 to Participation Agreement (ACVP)	8/

Exhibit	Description	Reference

	Amendment No. 5 to Participation Agreement (ACVP)	9/
	Amendment No. 6 to Participation Agreement (ACVP)	14/
	Amendment No. 7 to Participation Agreement (ACVP)	14/
	Amendment No. 8 to Participation Agreement (ACVP)	14/
	Amendment No. 9 to Participation Agreement (ACVP)	22/
	Amendment No. 10 to Participation Agreement (ACVP)	22/

	Participation Agreement (AIM/INVESCO)	7/
	Amendment No. 1 to Participation Agreement (AIM)	8/
	Amendment No. 2 to Participation Agreement (AIM)	18/
	Amendment No. 3 to Participation Agreement (AIM)	18/

	Participation Agreement (Ibbotson)	26/
	Amendment No. 1 of Participation Agreement (Ibbotson)	18/
	Amendment No. 2 of Participation Agreement (Ibbotson)	Filed Herewith

	Participation Agreement (American Funds)	25/

	Participation Agreement (BlackRock)	16/
	Amendment No. 1 to Participation Agreement (BlackRock)	21/

	Participation Agreement (Calvert)	16/

	Participation Agreement (Columbia VIT)	16/
	Participation Agreement (Columbia VIT I)	16/
	Amendment No. 1 to Participation Agreement (CVITI)	21/
	Amendment No. 2 to Participation Agreement (CVITI)	24/
	Participation Agreement (Columbia VIT II)	21/
	Amendment No. 1 to Participation Agreement (CVIT II)	Filed Herewith

	Participation Agreement (Delaware)	24/

	Participation Agreement (DFA)	24/

	Participation Agreement (Dreyfus)	20/
	Amendment No. 1 to Participation Agreement (Dreyfus)	8/
	Amendment No. 2 to Participation Agreement (Dreyfus)	12/
	Amendment No. 3 to Participation Agreement (Dreyfus)	22/

	Participation Agreement (DWS/Scudder)	18/
	Amendment No. 1 to Participation Agreement (DWS)	16/
	Amendment No. 2 to Participation Agreement (DWS)	Filed Herewith

	Participation Agreement (Fidelity)	17/
	Amendment No. 1 to Participation Agreement (Fidelity)	15/
	Amendment No. 2 to Participation Agreement (Fidelity)	16/
	Amendment No. 3 to Participation Agreement (Fidelity)	19/
	Amendment No. 4 to Participation Agreement (Fidelity)	22/
	Sub-Licensing Agreement (Fidelity)	17/

	Participation Agreement (Franklin Templeton)	7/
	Amendment No. 1 to Participation Agreement (FRK)	7/
	Amendment No. 2 to Participation Agreement (FRK)	7/
	Amendment No. 3 to Participation Agreement (FRK)	3/
	Amendment No. 4 to Participation Agreement (FRK)	3/
	Amendment No. 5 to Participation Agreement (FRK)	9/
	Amendment No. 6 to Participation Agreement (FRK)	14/
	Amendment No. 7 to Participation Agreement (FRK)	14/
	Amendment No. 8 to Participation Agreement (FRK)	16/

Exhibit	Description	Reference

	Amendment No. 9 to Participation Agreement (FRK)	19/
	Amendment No. 10 to Participation Agreement (FRK)	22/
	Amendment No. 11 to Participation Agreement (FRK)	27/

	Participation Agreement (Janus)	24/

	Participation Agreement (J.P. Morgan Insurance Trust)	3/
	Amendment No. 1 to Participation Agreement (J.P. Morgan)	22/
	Amendment No. 2 to Participation Agreement (J.P. Morgan)	14/
	Amendment No. 3 to Participation Agreement (J.P. Morgan)	22/

	Participation Agreement (MFS)	24/
	Amendment No. 1 to Participation Agreement (MFS)	24/

	Participation Agreement (Merger)	Filed Herewith

	Participation Agreement (PIMCO)	9/
	Amendment No. 1 to Participation Agreement (PIMCO)	11/
	Amendment No. 2 to Participation Agreement (PIMCO)	11/
	Amendment No. 3 to Participation Agreement (PIMCO)	16/
	Novation to Participation Agreement (PIMCO)	19/
	Amendment No. 4 to Participation Agreement (PIMCO)	22/
	Amendment No. 5 to Participation Agreement (PIMCO)	22/

	Participation Agreement (PIMCO Equity Series Trust)	24/

	Participation Agreement (Pioneer)	3/
	Amendment to Participation Agreement (Pioneer)	10/
	Amendment No. 2 to Participation Agreement (Pioneer)	14/
	Amendment No. 3 to Participation Agreement (Pioneer)	18/
	Amendment No. 4 to Participation Agreement (Pioneer)	27/
	Amendment No. 5 to Participation Agreement (Pioneer)	22/

	Participation Agreement (Royce Capital)	24/

	Participation Agreement (Sentinel)	24/

	Participation Agreement (Summit)	14/
	Amendment No. 1 to Participation Agreement (Summit)	14/
	Amendment No. 2 to Participation Agreement (Summit)	14/
	Amendment No. 3 to Participation Agreement (Summit)	18/
	Consent to Assignment (Summit- Calvert)	13/
	Amendment No. 4 to Participation Agreement (Summit)	22/

	Participation Agreement (Symetra Investment Management, Inc)	24/

	Participation Agreement (T.Rowe Price)	24/
	Amendment No. 1 to Participation Agreement (T.Rowe Price)	Filed Herewith

	Participation Agreement (Van Eck)	Filed Herewith

	Participation Agreement (Vanguard)	7/
	Amendment No. 1 to Participation Agreement (Vanguard)	8/
	Amendment No. 2 to Participation Agreement (Vanguard)	23/

Exhibit	Description	Reference

	Participation Agreement (Virtus)	Filed Herewith

9.	Opinion and Consent of Counsel	Filed Herewith

10.	Consent of Ernst & Young LLP Independent Registered Accounting Firm	Filed Herewith

11.	Not Applicable

12.	Not Applicable

Reference	Description

1/	Incorporated by reference to Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

3/	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

4/	Incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).

5/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-4 filed with the SEC on December 29, 1995 (File No. 33-69600).

6/	Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement filed with the SEC on December 13, 2011 (File No. 333-178461).

7/	Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

8/	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

9/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

10/	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

11/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

12/	Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

13/	Incorporated by reference to Initial Product Filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).

14/	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

15/	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

16/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

17/	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

18/	Incorporated by reference to Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

19/	Incorporated by reference to Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (File No. 33-69712).

20/	Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

21/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 3 on Form N-4 registration statement of filed with the SEC on April 5, 2012 (File No. 333-178461).

22/	Incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2012 (File No. 33-69712).

23/	Incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2012 (File No. 333-136776).

24/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 on Form N-4 registration statement filed with the SEC on May 7, 2012 (File No. 333-178461).

25/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-4 registration statement filed with the SEC on January 30, 2013 (File No. 333-178461).

26/	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

27/	Incorporated by reference to Post-Effective Amendment No. 30 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2013 (File No. 33-69712).

Item 25. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Resource Variable Account B or the variable annuity contracts offered through Symetra Resource Variable Account B.

Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard G. LaVoice	Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

David S. Goldstein	General Counsel, Senior Vice President and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Lydia M. Flora	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jacqueline M. Veneziani	Vice President and Associate General Counsel	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Suzanne Webb Sainato	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard P. Smolinski	Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Resource Variable Account B (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life files separate statutory-basis financial statements in connection with its issuance of products associated with the Registrant and other separate accounts. Following is the organizational chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

Symetra Investment Management, Inc.	100% Symetra Financial Corporation	WA	Investment Advisor

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 27. Number of Contract Owners

As of March 31, 2013, there were 1,692 Contract Owners and 1,744 Certificate-Holders of the Registrant.

Item 28. Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•

“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. Symetra Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b. The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Black, Glenn A.	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Clark, Jeffrey S.	Treasurer and Financial Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Farrell, Andrew M.	President and Chief Operating Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Gassaway, Gregory L.	Assistant Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Harrison, Leslie A.	Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

LaVoice, Richard G.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Meister, Maragaret A.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Moran, Richard T.	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Sainato, Suzanne Webb	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2012, Symetra Securities, Inc. received $80,652 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 30. Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

1.	The Registrant hereby undertakes to:

a.	File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the variable annuity Contracts may be accepted;

b.	Include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.	Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 30th day of April, 2013.

Symetra Resource Variable Account B
Registrant

By:	Symetra Life Insurance Company

By:	THOMAS M. MARRA*
Thomas M. Marra, Director

Symetra Life Insurance Company
Depositor

By:	THOMAS M. MARRA*
Thomas M. Marra, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which was previously filed in Registrant’s Initial Product Filing on Form N-4 registration statement filed with the SEC on December 13, 2011 (file No. 333-178461).

NAME	TITLE

Michael W. Fry *	Director and Executive Vice President
Michael W. Fry

/s/ David S. Goldstein	Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

Daniel R. Guilbert *	Director and Executive Vice President
Daniel R. Guilbert

Thomas M. Marra *	Director and President (Principal Executive Officer)
Thomas M. Marra

/s/ Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President (Principal Financial Officer and Principal Accounting Officer)
Margaret A. Meister